Quarterly Report
September 30, 2022
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.6%
COMMODITIES — 24.9%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	7,311,455	$118,299,342
DOMESTIC EQUITY — 4.4%
The Energy Select Sector SPDR Fund (a)(b)	290,745	20,939,455
INFLATION LINKED — 8.9%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,301,027	41,901,702
INTERNATIONAL EQUITY — 23.1%
SPDR S&P Global Infrastructure ETF (a)(b)	2,271,056	108,511,055
VanEck Vectors Agribusiness ETF (b)	14,604	1,178,251
		109,689,306
INTERNATIONAL FIXED INCOME — 0.5%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	61,909	2,477,598
NATURAL RESOURCES — 27.6%
SPDR S&P Global Natural Resources ETF (a)(b)	2,378,939	117,662,323
SPDR S&P Metals & Mining ETF (a)(b)	314,469	13,361,788
		131,024,111
REAL ESTATE — 4.2%
SPDR Dow Jones International Real Estate ETF (a)(b)	87,719	2,114,905
SPDR Dow Jones REIT ETF (a)(b)	209,945	17,689,966
		19,804,871
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $495,708,902)		444,136,385
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	30,394,011	$30,394,011
State Street Navigator Securities Lending Portfolio II (e)(f)	28,346,304	28,346,304
TOTAL SHORT-TERM INVESTMENTS (Cost $58,740,315)		$58,740,315
TOTAL INVESTMENTS — 106.0% (Cost $554,449,217)		502,876,700
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(28,307,723)
NET ASSETS — 100.0%		$474,568,977
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$444,136,385	$—	$—	$444,136,385
Short-Term Investments	58,740,315	—	—	58,740,315
TOTAL INVESTMENTS	$502,876,700	$—	$—	$502,876,700
See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,036,829	$39,636,692	$8,898,579	$3,759,994	$(157,397)	$(2,716,178)	2,301,027	$41,901,702	$1,035,375
SPDR Dow Jones International Real Estate ETF	90,476	2,553,233	353,677	435,204	(39,511)	(317,290)	87,719	2,114,905	32,569
SPDR Dow Jones REIT ETF	369,583	35,139,952	4,192,564	19,492,872	(3,039,412)	889,734	209,945	17,689,966	204,508
SPDR FTSE International Government Inflation-Protected Bond ETF	55,737	2,521,542	547,916	285,503	(29,410)	(276,947)	61,909	2,477,598	69,417
SPDR S&P Global Infrastructure ETF	2,215,734	118,408,825	18,939,919	15,344,391	(845,456)	(12,647,842)	2,271,056	108,511,055	—
SPDR S&P Global Natural Resources ETF	2,278,511	118,687,638	18,416,211	12,773,721	(1,020,739)	(5,647,066)	2,378,939	117,662,323	—
SPDR S&P Metals & Mining ETF	293,310	12,729,654	3,511,802	2,649,703	(80,109)	(149,856)	314,469	13,361,788	62,848
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,773,651	8,773,651	23,850,653	2,230,293	—	—	30,394,011	30,394,011	121,860
State Street Navigator Securities Lending Portfolio II	48,571,637	48,571,637	252,445,247	272,670,580	—	—	28,346,304	28,346,304	48,110
The Energy Select Sector SPDR Fund	271,581	19,420,757	4,755,471	3,503,922	245,305	21,844	290,745	20,939,455	246,182
Total		$406,443,581	$335,912,039	$333,146,183	$(4,966,729)	$(20,843,601)		$383,399,107	$1,820,869
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.1%
DOMESTIC EQUITY — 16.8%
Invesco KBW Premium Yield Equity REIT ETF	103,634	$1,965,937
iShares Mortgage Real Estate ETF (a)	161,739	3,386,815
SPDR ICE Preferred Securities ETF (a)(b)	130,641	4,554,145
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	122,619	4,349,296
		14,256,193
DOMESTIC FIXED INCOME — 47.1%
SPDR Blackstone Senior Loan ETF (a)(b)	460,201	18,808,415
SPDR Bloomberg Convertible Securities ETF (a)(b)	40,451	2,560,548
SPDR Bloomberg High Yield Bond ETF (a)(b)	79,747	7,005,774
SPDR Portfolio Long Term Corporate Bond ETF (b)	39,995	869,891
SPDR Portfolio Long Term Treasury ETF (b)	360,239	10,677,484
		39,922,112
INTERNATIONAL EQUITY — 19.9%
SPDR S&P Global Infrastructure ETF (a)(b)	133,329	6,370,460
SPDR S&P International Dividend ETF (b)	362,727	10,446,538
		16,816,998
INTERNATIONAL FIXED INCOME — 10.3%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	461,017	8,745,492
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $97,865,177)		79,740,795
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 20.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	4,953,709	$4,953,709
State Street Navigator Securities Lending Portfolio II (e)(f)	12,170,579	12,170,579
TOTAL SHORT-TERM INVESTMENTS (Cost $17,124,288)		$17,124,288
TOTAL INVESTMENTS — 114.3% (Cost $114,989,465)		96,865,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%		(12,153,874)
NET ASSETS — 100.0%		$84,711,209
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$79,740,795	$—	$—	$79,740,795
Short-Term Investments	17,124,288	—	—	17,124,288
TOTAL INVESTMENTS	$96,865,083	$—	$—	$96,865,083
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Blackstone Senior Loan ETF	478,391	$19,920,201	$915,010	$1,694,772	$(23,588)	$(308,436)	460,201	$18,808,415	$260,884
SPDR Bloomberg Convertible Securities ETF	44,018	2,841,802	99,039	343,868	11,128	(47,553)	40,451	2,560,548	11,979
SPDR Bloomberg Emerging Markets Local Bond ETF	471,277	9,637,615	588,794	799,679	(40,808)	(640,430)	461,017	8,745,492	131,454
SPDR Bloomberg High Yield Bond ETF	20,953	1,900,647	6,036,186	387,124	(4,414)	(539,521)	79,747	7,005,774	58,414
SPDR ICE Preferred Securities ETF	135,451	4,855,918	359,910	542,081	(34,177)	(85,425)	130,641	4,554,145	70,781
SPDR Portfolio Long Term Corporate Bond ETF	99,847	2,405,314	1,002,455	2,464,370	(496,263)	422,755	39,995	869,891	11,659
SPDR Portfolio Long Term Treasury ETF	410,560	13,577,219	943,077	2,520,074	(377,863)	(944,875)	360,239	10,677,484	82,388
SPDR Portfolio S&P 500 High Dividend ETF	309,596	12,355,976	1,430,102	8,933,127	(423,070)	(80,585)	122,619	4,349,296	51,479
SPDR S&P Global Infrastructure ETF	144,598	7,727,317	265,645	889,578	25,933	(758,857)	133,329	6,370,460	—
SPDR S&P International Dividend ETF	250,835	8,606,149	4,860,344	1,063,686	(22,149)	(1,934,120)	362,727	10,446,538	195,113
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,843,857	3,843,857	7,674,061	6,564,209	—	—	4,953,709	4,953,709	28,973
State Street Navigator Securities Lending Portfolio II	30,179,120	30,179,120	47,990,624	65,999,165	—	—	12,170,579	12,170,579	84,156
Total		$117,851,135	$72,165,247	$92,201,733	$(1,385,271)	$(4,917,047)		$91,512,331	$987,280
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 89.5%
COMMODITIES — 5.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	683,182	$11,053,885
DOMESTIC EQUITY — 17.7%
SPDR Portfolio S&P 600 Small Cap ETF (a)	184,404	6,280,800
SPDR S&P 500 ETF Trust (a)	43,365	15,489,111
SPDR S&P MidCap 400 ETF Trust (a)	10,313	4,142,320
The Energy Select Sector SPDR Fund (a)	57,893	4,169,454
The Financial Select Sector SPDR Fund (a)	137,341	4,169,673
The Utilities Select Sector SPDR Fund (a)	60,902	3,989,690
		38,241,048
DOMESTIC FIXED INCOME — 24.2%
SPDR Blackstone Senior Loan ETF (a)(b)	195,400	7,985,998
SPDR Bloomberg International Treasury Bond ETF (a)	753,417	15,693,676
SPDR Portfolio Aggregate Bond ETF (a)	322,230	8,039,638
SPDR Portfolio Intermediate Term Treasury ETF (a)	329,036	9,255,783
SPDR Portfolio Long Term Treasury ETF (a)	382,116	11,325,918
		52,301,013
INFLATION LINKED — 7.4%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	875,292	15,939,067
INTERNATIONAL EQUITY — 32.5%
SPDR Portfolio Developed World ex-US ETF (a)	1,621,709	41,840,092
SPDR Portfolio Emerging Markets ETF (a)	409,070	12,697,533
SPDR Portfolio Europe ETF (a)	107,280	3,089,514
SPDR S&P International Small Cap ETF (a)	240,758	6,276,561
Vanguard FTSE Pacific ETF	111,463	6,402,435
		70,306,135
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 2.6%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	293,521	$5,568,093
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $209,930,342)		193,409,241
SHORT-TERM INVESTMENTS — 42.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	22,460,805	22,460,805
State Street Navigator Securities Lending Portfolio II (e)(f)	69,217,235	69,217,235
TOTAL SHORT-TERM INVESTMENTS (Cost $91,678,040)		$91,678,040
TOTAL INVESTMENTS — 132.0% (Cost $301,608,382)		285,087,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.0)%		(69,066,027)
NET ASSETS — 100.0%		$216,021,254
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$193,409,241	$—	$—	$193,409,241
Short-Term Investments	91,678,040	—	—	91,678,040
TOTAL INVESTMENTS	$285,087,281	$—	$—	$285,087,281

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Blackstone Senior Loan ETF	202,281	$8,422,981	$343,189	$636,020	$(7,382)	$(136,770)	195,400	$7,985,998	$110,662
SPDR Bloomberg 1-10 Year TIPS ETF	867,998	16,891,241	1,317,370	1,164,341	(15,500)	(1,089,703)	875,292	15,939,067	434,079
SPDR Bloomberg Emerging Markets Local Bond ETF	296,971	6,073,057	376,594	444,766	(20,535)	(416,257)	293,521	5,568,093	83,419
SPDR Bloomberg High Yield Bond ETF	—	—	3,770,703	3,610,067	(160,636)	—	—	—	19,239
SPDR Bloomberg International Treasury Bond ETF	418,602	9,694,823	8,678,520	1,018,405	(3,657)	(1,657,605)	753,417	15,693,676	43,656
SPDR Dow Jones International Real Estate ETF	43,111	1,216,593	19,159	1,222,194	(227,955)	214,397	—	—	—
SPDR Dow Jones REIT ETF	42	3,993	—	4,013	(60)	80	—	—	—
SPDR Portfolio Aggregate Bond ETF	231,832	6,108,773	15,065,952	12,436,534	(192,081)	(506,472)	322,230	8,039,638	41,920
SPDR Portfolio Developed World ex-US ETF	1,740,818	50,205,191	1,971,647	5,418,066	34,964	(4,953,644)	1,621,709	41,840,092	—
SPDR Portfolio Emerging Markets ETF	422,956	14,706,180	758,181	1,224,850	(92,678)	(1,449,300)	409,070	12,697,533	—
SPDR Portfolio Europe ETF	—	—	6,194,267	2,855,774	175,202	(424,181)	107,280	3,089,514	16,153
SPDR Portfolio Intermediate Term Treasury ETF	373,341	11,002,359	5,370,016	6,721,358	35,926	(431,160)	329,036	9,255,783	26,253
SPDR Portfolio Long Term Treasury ETF	443,258	14,658,542	3,561,413	5,479,694	(1,200,612)	(213,731)	382,116	11,325,918	84,388
SPDR Portfolio S&P 600 Small Cap ETF	374,403	13,471,020	2,750,564	9,459,501	(1,094,933)	613,650	184,404	6,280,800	27,340
SPDR S&P 500 ETF Trust	80,272	30,282,612	4,123,454	18,623,809	(19,536)	(273,610)	43,365	15,489,111	69,838
SPDR S&P International Small Cap ETF	254,837	7,372,435	374,371	795,306	(92,097)	(582,842)	240,758	6,276,561	—
SPDR S&P MidCap 400 ETF Trust	11,823	4,888,692	200,882	880,651	76,496	(143,099)	10,313	4,142,320	19,020
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,863,750	11,863,750	27,235,099	16,638,044	—	—	22,460,805	22,460,805	299
State Street Navigator Securities Lending Portfolio II	36,578,077	36,578,077	268,804,695	236,165,537	—	—	69,217,235	69,217,235	98,439
The Energy Select Sector SPDR Fund	68,732	4,915,025	151,529	1,004,491	21,061	86,330	57,893	4,169,454	49,420
The Financial Select Sector SPDR Fund	—	—	4,873,765	238,639	2,518	(467,971)	137,341	4,169,673	23,905
The Health Care Select Sector SPDR Fund	—	—	2,512,657	2,449,148	(63,509)	—	—	—	—
The Materials Select Sector SPDR Fund	66,063	4,862,237	155,513	5,244,932	(589,186)	816,368	—	—	—
The Utilities Select Sector SPDR Fund	71,668	5,026,077	153,758	952,845	27,349	(264,649)	60,902	3,989,690	30,803
Total		$258,243,658	$358,763,298	$334,688,985	$(3,406,841)	$(11,280,169)		$267,630,961	$1,178,833
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 44.6%
ADVERTISING SERVICES — 0.5%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 8/15/2025 (a)	$354,057	$343,731
CMG Media Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 12/17/2026	304,299	285,789
		629,520
AEROSPACE & DEFENSE — 0.3%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50% 6.62%, 4/6/2026	28,621	26,507
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50% 6.62%, 4/6/2026	53,235	49,304
TransDigm, Inc. Senior Secured 2020 Term Loan F, 3 Month USD LIBOR + 2.25% 5.92%, 12/9/2025 (a)	297,704	285,954
		361,765
AIR FREIGHT & LOGISTICS — 0.7%
Kenan Advantage Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25% 10.37%, 9/1/2027 (a)	660,022	610,520
Worldwide Express Operations, LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 7.67%, 7/26/2028	204,514	186,843
		797,363
AIRLINES — 0.8%
American Airlines, Inc.:
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.00% 4.82%, 12/15/2023 (a)	202,657	200,630
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.83%, 6/27/2025 (a)	572,348	556,432
Security Description	Principal Amount	Value
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 6.53%, 4/21/2028	$198,489	$190,287
		947,349
BEVERAGES — 0.1%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 7.17%, 3/31/2028	191,648	172,935
BUILDING PRODUCTS — 0.0% (b)
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.07%, 4/12/2028 (a)	53,924	44,606
CAPITAL MARKETS — 0.4%
Focus Financial Partners, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.50% 5.62%, 6/30/2028	315,373	306,249
LPL Holdings, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75% 4.31%, 11/12/2026 (a)	115,252	113,331
		419,580
CASINO SERVICES — 0.3%
Stars Group Holdings B.V. Senior Secured Term Loan, 1 Month SOFR 7/22/2028	400,000	391,124
CHEMICALS — 0.8%
CPC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 7.42%, 12/29/2027 (a)	385,880	302,754
GEON Performance Solutions, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 7.61%, 8/18/2028 (a)	372,948	361,293
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 10/1/2025 (a)	221,720	208,417
		872,464
COMMERCIAL SERVICES — 2.1%
Allied Universal Holdco, LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 5/12/2028	198,496	175,049

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Galaxy U.S. Opco, Inc. Senior Secured Term Loan, 1 Month SOFR CME + 4.75% 7.78%, 4/29/2029 (a)	$250,000	$235,625
Sabre GLBL Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR + 4.25% 7.38%, 6/30/2028 (a)	107,444	98,668
Sabre GLBL, Inc. Senior Secured 2022 1st Lien Term Loan B, 1 Month SOFR CME + 5.00% 8.13%, 6/30/2028 (a)	250,000	232,188
Vaco Holdings, LLC Senior Secured 2022 Term Loan, 3 Month SOFR CME + 5.00% 8.68%, 1/21/2029 (a)	1,216,916	1,186,493
WMB Holdings, Inc. Senior Secured Term Loan B, 8/31/2029	500,000	488,750
		2,416,773
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Aramark Services, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75% 5.62%, 4/6/2028 (a)	355,896	349,778
Asurion, LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 8.37%, 1/31/2028	108,911	82,636
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25% 8.37%, 1/20/2029	445,120	342,742
Garda World Security Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 7.24%, 10/30/2026	305,848	288,597
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75% 7.82%, 7/28/2028	247,670	229,018
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 7.42%, 11/30/2027	189,586	180,699
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 5.30%, 9/23/2026	331,967	322,294
		1,795,764
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.4%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 4/6/2026	$221,898	$205,533
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 3/9/2027 (a)	272,126	228,723
		434,256
COMPUTERS — 0.4%
Magenta Buyer, LLC Senior Secured 2021 USD 1st Lien Term Loan, 1 Month USD LIBOR + 4.75% 7.87%, 7/27/2028 (a)	541,390	490,499
CONSUMER FINANCE — 0.3%
Amentum Government Services Holdings, LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 4.00% 8.17%, 1/29/2027	354,085	339,332
CONTAINERS & PACKAGING — 0.2%
Berlin Packaging LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 6.38%, 3/11/2028 (a)	61,396	58,134
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 6.56%, 12/1/2027	189,700	180,496
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 8/4/2027	51,162	48,883
		287,513
COSMETICS & TOILETRIES — 0.2%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 7.42%, 10/1/2026 (a)	189,856	177,147
DISTRIBUTORS — 0.3%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25% 9.03%, 10/20/2028	345,298	324,273

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Ascend Learning, LLC Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75% 8.87%, 12/10/2029	$1,139,489	$999,907
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month SOFR CME + 2.50% 5.65%, 2/2/2028 (a)	37,582	36,597
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month SOFR CME + 4.18% 7.31%, 4/13/2029 (a)	221,914	209,956
Deerfield Dakota Holding, LLC Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR CME + 3.75% 6.78%, 4/9/2027	309,824	293,043
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00% 8.12%, 8/2/2027	490,054	457,743
Trans Union, LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75% 4.87%, 11/16/2026	297,386	287,758
William Morris Endeavor Entertainment, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 5/18/2025 (a)	301,822	288,806
		1,573,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25% 5.37%, 3/15/2027	248,087	226,322
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25% 7.44%, 2/1/2029	389,523	366,541
Numericable Group SA Senior Secured USD Term Loan B11, 3 Month USD LIBOR + 2.75% 5.56%, 7/31/2025 (a)	298,425	273,059
		865,922
Security Description	Principal Amount	Value
ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 3.00% 5.76%, 4/22/2026 (a)	$417,252	$328,170
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50% 4.00%, 2/28/2025 (a)	909,492	392,096
Senior Secured 2022 DIP Delayed Draw Term loan, 9/7/2023	63,154	64,514
Senior Secured 2022 DIP Term loan, 9/7/2023	751,531	767,711
Delta 2 (LUX) SARL Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50% 5.62%, 2/1/2024 (a)	339,213	335,942
Fertitta Entertainment, LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00% 7.03%, 1/27/2029	354,116	329,512
UFC Holdings, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75% 5.52%, 4/29/2026 (a)	331,827	319,798
		2,537,743
FINANCIAL SERVICES — 0.4%
Belron Finance US, LLC Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 2.50% 5.38%, 4/13/2028 (a)	304,304	296,410
CE Intermediate I, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 6.91%, 11/10/2028 (a)	190,770	178,370
		474,780
FOOD & STAPLES RETAILING — 0.2%
Hostess Brands, LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.25% 5.14%, 8/3/2025 (a)	80,690	78,232
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 9/13/2026 (a)	165,730	161,293
		239,525

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOOD-MISC/DIVERSIFIED — 0.2%
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 5/12/2028 (a)	$190,408	$177,079
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Bausch & Lomb, Inc. Senior Secured Term Loan, 1 Month USD SOFR CME + 3.25% 6.10%, 5/10/2027 (a)	454,279	423,474
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 7.67%, 10/1/2027	379,067	362,199
		785,673
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Curia Global, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 6.56%, 8/30/2026 (a)	189,929	177,029
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25% 5.92%, 7/3/2028	211,351	207,058
IQVIA, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 1.75% 4.87%, 3/7/2024 (a)	155,848	155,800
Medline Borrower, LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 10/23/2028	497,500	458,399
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 7.18%, 3/2/2028 (a)	291,022	209,718
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75% 7.43%, 3/2/2028 (a)	8,239	5,937
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25% 5.94%, 7/3/2028	52,658	51,588
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 2/6/2024	396,890	364,643
		1,630,172
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.2%
AI Aqua Merger Sub, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75% 6.35%, 7/31/2028	$242,088	$225,520
HOTELS, RESTAURANTS & LEISURE — 2.0%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 4.87%, 11/19/2026 (a)	297,704	285,397
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 8/17/2028	315,377	306,507
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 3 Month SOFR CME + 2.25% 5.90%, 5/24/2029 (a)	124,904	123,905
Caesars Resort Collection, LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 12/23/2024	389,057	380,749
Penn National Gaming, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR CME + 2.75% 5.78%, 5/3/2029 (a)	387,811	373,752
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/1/2028	541,233	514,375
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR CME + 3.00% 5.91%, 4/14/2029 (a)	310,630	302,554
		2,287,239
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50% 5.62%, 12/16/2027 (a)	26,109	25,297
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 4.85%, 12/31/2025	320,719	310,496
		335,793

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 2.8%
Acrisure, LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25% 7.37%, 2/15/2027	$572,905	$539,962
Alliant Holdings Intermediate, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50% 6.49%, 11/6/2027	496,241	471,428
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 5.37%, 2/19/2028	320,898	307,753
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 2/12/2027	370,673	351,676
Hub International, Ltd. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 5.98%, 4/25/2025 (a)	496,212	478,939
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.38%, 11/12/2027 (a)	561,973	536,948
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 2/15/2027 (a)	136,166	128,269
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25% 6.13%, 9/1/2027 (a)	26,104	25,321
Sedgwick Claims Management Services, Inc. Senior Secured 2019 Term Loan B, 6.87%, 9/3/2026 (a)	359,598	344,427
		3,184,723
INTERNET & CATALOG RETAIL — 0.1%
Shutterfly, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 5.00% 8.12%, 9/25/2026 (a)	148,497	94,004
INTERNET SECURITY — 0.2%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25% 9.32%, 8/31/2029 (a)	240,040	232,839
IT SERVICES — 1.0%
Access CIG, LLC Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR 10.82%, 2/27/2026 (a)	194,616	185,615
Security Description	Principal Amount	Value
Ahead DB Holdings, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 7.43%, 10/18/2027 (a)	$190,254	$182,109
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 6.63%, 6/2/2028	496,241	375,902
Rackspace Technology Global, Inc. Senior Secured 2021 Term Loan B, 5.62%, 2/15/2028 (a)	186,517	134,118
WEX, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25% 5.37%, 3/31/2028 (a)	248,737	241,956
		1,119,700
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.79%, 3/31/2025 (a)	384,858	364,462
LEISURE INDUSTRY — 0.1%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 3.25% 6.13%, 10/18/2028	198,500	175,176
LEISURE&REC/GAMES — 0.2%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 3.50% 5.62%, 4/4/2029 (a)	279,183	259,292
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25% 5.37%, 11/8/2027	264,132	257,818
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 7.62%, 2/4/2027	312,524	292,377
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 11/15/2028	326,451	312,272
		862,467

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY — 0.2%
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 6.82%, 6/21/2028	$199,495	$184,853
MACHINERY-CONSTRUCTION & MINING — 0.3%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 8/1/2025 (a)	337,496	323,535
MEDIA — 3.8%
Charter Communications Operating, LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.87%, 2/1/2027 (a)	297,698	287,154
CSC Holdings, LLC:
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25% 5.07%, 7/17/2025 (a)	298,425	285,557
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50% 5.32%, 4/15/2027 (a)	371,481	348,497
Go Daddy Operating Co., LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00% 8/10/2027 (a)	320,889	311,965
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00% 5.56%, 12/1/2028	354,112	344,785
MH Sub I, LLC:
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 9/13/2024 (a)	379,202	362,328
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 9.28%, 2/23/2029 (a)	194,343	183,493
Radiate Holdco, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 9/25/2026	354,112	328,441
Telenet Financing USD, LLC Senior Secured 2020 USD Term Loan AR, 1 Month USD LIBOR + 2.00% 4.82%, 4/30/2028 (a)	311,409	296,228
Univision Communications, Inc. Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 3/15/2026 (a)	297,739	283,270
Security Description	Principal Amount	Value
UPC Broadband Holding BV Senior Secured 2020 USD Term Loan AT, 6 Month USD Euribor + 3.00% 5.07%, 4/30/2028 (a)	$322,531	$308,017
Vertical US Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50% 6.87%, 7/30/2027 (a)	211,827	203,530
Virgin Media Bristol, LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50% 5.32%, 1/31/2028 (a)	500,000	478,402
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50% 5.32%, 4/30/2028	322,531	308,501
		4,330,168
MEDICAL LABS & TESTING SRV — 0.0% (b)
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 11/1/2028 (a)	61,396	58,332
MISCELLANEOUS MANUFACTUR — 0.7%
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 9.87%, 9/6/2026 (a)	961,858	849,638
MRI/MEDICAL DIAG IMAGING — 0.2%
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 7.32%, 7/9/2025	257,361	217,985
OIL, GAS & CONSUMABLE FUELS — 0.6%
Buckeye Partners, L.P. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 11/1/2026 (a)	309,832	302,668
Oryx Midstream Services Permian Basin, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 6.21%, 10/5/2028	61,395	59,687
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 6.13%, 6/23/2025	326,422	313,365
		675,720

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.7%
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 8/1/2027	$194,711	$185,565
Jazz Financing Lux SARL Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 5/5/2028	309,420	299,667
Padagis, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 7.04%, 7/6/2028 (a)	391,339	342,421
		827,653
PIPELINES — 0.3%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 7.42%, 6/5/2028 (a)	393,382	380,297
RETAIL-BUILDING PRODUCTS — 0.3%
LBM Acquisition, LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75% 7.12%, 12/17/2027	420,234	368,861
Specialty Building Products Holdings, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.30%, 10/15/2028 (a)	24,415	22,088
		390,949
RETAIL-RESTAURANTS — 0.7%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 7.37%, 12/16/2025 (a)	206,457	190,844
Hilton Worldwide Finance, LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.83%, 6/22/2026 (a)	328,092	317,770
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 Month SOFR + 3.00% 5.70%, 12/15/2027 (a)	297,727	279,677
		788,291
ROAD & RAIL — 0.3%
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00% 12/30/2026 (a)	320,885	312,863
Security Description	Principal Amount	Value
SOFTWARE — 7.9%
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 7.12%, 5/8/2028 (a)	$171,684	$158,808
Athenahealth, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR + 3.50% 6.58%, 2/15/2029 (a)	255,880	229,909
Banff Merger Sub, Inc. Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50% 8.62%, 2/27/2026 (a)	518,405	484,385
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 4.50% 6.61%, 7/6/2029 (a)	400,000	386,274
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 7.81%, 7/14/2026	424,745	385,656
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 10/16/2028	304,319	257,149
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.00% 6.90%, 10/16/2026	250,879	240,042
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 7/30/2027 (a)	315,361	296,390
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 6.87%, 6/13/2024	380,791	332,431
Flexera Software, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.39%, 3/3/2028 (a)	188,949	180,968
Greeneden U.S. Holdings II, LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00% 7.12%, 12/1/2027	380,027	362,892
Help/Systems Holdings, Inc Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.10% 7.13%, 11/19/2026 (a)	304,288	280,553
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 7/1/2024	348,520	338,392

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Idera, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.32%, 3/2/2028 (a)	$190,121	$177,129
ION Trading Finance Ltd. Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75% 8.42%, 4/3/2028	215,285	200,431
Ivanti Software, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 10.33%, 12/1/2028 (a)	500,000	375,832
McAfee, LLC Senior Secured 2022 USD Term Loan B, 1 Month SOFR CME + 3.75% 6.36%, 3/1/2029 (a)	400,104	366,023
Mitchell International, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 9.57%, 10/15/2029	1,519,078	1,426,034
Polaris Newco, LLC Senior Secured USD Term Loan B, 1 Month USD LIBOR + 4.00% 7.67%, 6/2/2028	365,173	337,939
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 4/26/2024 (a)	51,162	49,395
Quest Software US Holdings, Inc. Senior Secured 2022 Term Loan, 3 Month SOFR + 4.25% 6.98%, 2/1/2029 (a)	413,380	307,968
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 4/24/2028	348,575	327,467
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 2/5/2024 (a)	251,413	247,429
Sovos Compliance, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 7.62%, 8/11/2028 (a)	220,117	210,432
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75% 4.87%, 4/16/2025	442,432	430,975
Ultimate Software Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25% 7.54%, 5/3/2027 (a)	486,927	462,987
Security Description	Principal Amount	Value
Vision Solutions, Inc. Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00% 6.78%, 4/24/2028 (a)	$295,768	$261,262
		9,115,152
SPECIALTY RETAIL — 1.3%
Petco Health & Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 6.92%, 3/3/2028 (a)	448,209	424,470
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/11/2028	469,227	445,669
Pilot Travel Centers, LLC Senior Secured 2021 Term Loan B, 1 Month SOFR CME + 2.00% 5.13%, 8/4/2028 (a)	359,640	345,127
Whatabrands, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 8/3/2028	309,848	287,578
		1,502,844
STEEL-PRODUCERS — 0.3%
Phoenix Services International, LLC:
Senior Secured 2022 DIP New Money Term loan, 3/28/2023	156,078	156,078
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75% 8.25%, 3/1/2025	766,777	151,918
		307,996
TELECOM SERVICES — 0.3%
SBA Senior Finance II, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 4/11/2025 (a)	315,323	307,440
TELECOMMUNICATION EQUIP — 0.3%
Coral-US Co-Borrower, LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25% 5.82%, 10/15/2029 (a)	305,848	294,761
Delta Topco, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 6.83%, 12/1/2027	120,030	109,227
		403,988

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 12/15/2024 (a)	$173,097	$161,953
TRANSPORT-AIR FREIGHT — 0.2%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00% 6.12%, 12/11/2026	239,632	212,404
TRANSPORT-SERVICES — 0.6%
Edelman Financial Center, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 4/7/2028	284,234	261,615
EG America, LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 7.67%, 2/7/2025	237,018	221,761
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 6.18%, 2/10/2028	192,048	163,241
		646,617
TOTAL SENIOR FLOATING RATE LOANS (Cost $54,727,481)		51,326,860
ASSET-BACKED SECURITIES — 2.5%
OTHER ABS — 2.5%
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class E, 3 Month SOFR + 7.93%, 8.97%, 4/20/2034 (a) (c)	500,000	442,900
CARLYLE US CLO Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 6.25%, 8.96%, 7/20/2034 (a) (c)	500,000	401,250
Goldentree Loan Management US CLO Ltd. Series 2022-12A, Class E, 3 Month SOFR + 7.25%, 8.29%, 4/20/2034 (a) (c)	500,000	423,850
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 Month USD LIBOR + 6.10%, 8.81%, 7/20/2034 (a) (c)	1,480,000	1,158,100
Security Description	Principal Amount	Value
RR 20 Ltd. Series 2022-20A, Class D, 3 Month SOFR + 7.25%, 8.28%, 7/15/2037 (a) (c)	$500,000	$434,950
		2,861,050
TOTAL ASSET-BACKED SECURITIES (Cost $3,392,016)		2,861,050
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.1%
DOMESTIC FIXED INCOME — 0.1%
SPDR Blackstone Senior Loan ETF Zero Coupon%,	2,598	106,180
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $110,025)		106,180
CORPORATE BONDS & NOTES — 49.1%
ADVERTISING — 0.2%
Lamar Media Corp. 4.88%, 1/15/2029	200,000	178,508
AEROSPACE & DEFENSE — 1.5%
Bombardier, Inc. 7.88%, 4/15/2027 (c)	655,000	602,665
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	50,000	40,875
5.90%, 2/1/2027	560,000	539,414
5.95%, 2/1/2037	50,000	45,265
TransDigm, Inc.:
4.63%, 1/15/2029	340,000	274,523
4.88%, 5/1/2029	260,000	209,576
		1,712,318
AIRLINES — 0.4%
Air Canada 3.88%, 8/15/2026 (c)	380,000	326,048
American Airlines, Inc. 11.75%, 7/15/2025 (c)	100,000	104,534
United Airlines, Inc. 4.38%, 4/15/2026 (c)	70,000	62,456
		493,038
APPAREL — 0.1%
Kontoor Brands, Inc. 4.13%, 11/15/2029 (c)	140,000	110,747
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (c)	180,000	138,206
4.75%, 10/1/2027 (c)	580,000	512,912

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/1/2029 (c)	$79,000	$71,937
Ford Motor Co. 7.40%, 11/1/2046	390,000	356,054
Wabash National Corp. 4.50%, 10/15/2028 (c)	190,000	148,287
		1,227,396
AUTO PARTS & EQUIPMENT — 0.3%
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	200,000	169,562
Titan International, Inc. 7.00%, 4/30/2028	210,000	190,821
		360,383
BANKS — 0.6%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (c)	770,000	702,787
BUILDING MATERIALS — 0.3%
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	180,000	141,658
Masonite International Corp. 5.38%, 2/1/2028 (c)	130,000	114,992
PGT Innovations, Inc. 4.38%, 10/1/2029 (c)	150,000	123,757
		380,407
CHEMICALS — 1.5%
Ashland LLC 3.38%, 9/1/2031 (c)	400,000	309,320
Chemours Co.:
4.63%, 11/15/2029 (c)	250,000	185,958
5.75%, 11/15/2028 (c)	237,000	193,771
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	230,000	201,413
HB Fuller Co. 4.25%, 10/15/2028	290,000	243,875
Ingevity Corp. 3.88%, 11/1/2028 (c)	200,000	165,410
Methanex Corp. 5.25%, 12/15/2029	220,000	175,261
Minerals Technologies, Inc. 5.00%, 7/1/2028 (c)	190,000	165,735
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	120,000	100,445
		1,741,188
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	100,000	77,093
COMMERCIAL SERVICES — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (c)	250,000	219,725
Security Description	Principal Amount	Value
Gartner, Inc. 4.50%, 7/1/2028 (c)	$400,000	$357,304
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (c)	315,000	269,750
Service Corp. International:
3.38%, 8/15/2030	210,000	164,642
4.00%, 5/15/2031	210,000	169,363
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	240,000	195,430
		1,376,214
COMPUTERS — 0.8%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (c)	100,000	76,077
KBR, Inc. 4.75%, 9/30/2028 (c)	90,000	78,078
NCR Corp.:
5.25%, 10/1/2030 (c)	130,000	98,618
5.75%, 9/1/2027 (c)	60,000	54,434
Science Applications International Corp. 4.88%, 4/1/2028 (c)	150,000	134,365
Seagate HDD Cayman:
4.09%, 6/1/2029	380,000	303,517
4.13%, 1/15/2031	70,000	52,703
5.75%, 12/1/2034	100,000	79,614
		877,406
COSMETICS/PERSONAL CARE — 0.2%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	200,000	179,372
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Citco Funding LLC Zero Coupon, 9/28/2023 (a)	105,735	105,603
Enova International, Inc. 8.50%, 9/15/2025 (c)	100,000	86,924
LPL Holdings, Inc. 4.38%, 5/15/2031 (c)	210,000	175,619
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (c)	400,000	289,960
5.75%, 11/15/2031 (c)	600,000	443,562
Navient Corp.:
6.75%, 6/25/2025	150,000	140,698
6.75%, 6/15/2026	200,000	181,762
5.63%, 8/1/2033	280,000	188,482
OneMain Finance Corp.:
6.63%, 1/15/2028	80,000	68,614
6.88%, 3/15/2025	300,000	281,976
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (c)	360,000	308,239
5.75%, 9/15/2031 (c)	270,000	194,794

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PRA Group, Inc. 5.00%, 10/1/2029 (c)	$350,000	$284,249
World Acceptance Corp. 7.00%, 11/1/2026 (c)	150,000	94,328
		2,844,810
ELECTRIC — 0.5%
DPL, Inc. 4.13%, 7/1/2025	350,000	323,799
PG&E Corp. 5.00%, 7/1/2028	100,000	86,501
Vistra Operations Co. LLC 4.38%, 5/1/2029 (c)	250,000	208,952
		619,252
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (c)	260,000	194,308
4.75%, 6/15/2028 (c)	50,000	39,631
6.50%, 12/31/2027 (c)	250,000	221,840
		455,779
ELECTRONICS — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (c)	90,000	74,561
Sensata Technologies B.V. 4.00%, 4/15/2029 (c)	380,000	314,948
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	230,000	185,355
		574,864
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (c)	200,000	169,780
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (c)	200,000	189,478
		359,258
ENGINEERING & CONSTRUCTION — 0.6%
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (c)	154,000	138,985
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	200,000	169,904
TopBuild Corp. 3.63%, 3/15/2029 (c)	170,000	134,487
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	250,000	187,432
		630,808
ENTERTAINMENT — 1.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	500,000	434,635
Security Description	Principal Amount	Value
Cinemark USA, Inc.:
5.25%, 7/15/2028 (c)	$130,000	$99,910
5.88%, 3/15/2026 (c)	540,000	453,108
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (c)	370,000	321,719
		1,309,372
ENVIRONMENTAL CONTROL — 0.2%
Stericycle, Inc. 3.88%, 1/15/2029 (c)	264,000	218,555
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 1/15/2027 (c)	690,000	621,283
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (c)	400,000	338,232
4.88%, 5/15/2028 (c)	400,000	363,672
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	100,000	80,500
5.50%, 12/15/2029 (c)	340,000	294,239
5.63%, 1/15/2028 (c)	550,000	502,139
		2,200,065
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	100,000	88,396
FOREST PRODUCTS & PAPER — 0.6%
Clearwater Paper Corp. 4.75%, 8/15/2028 (c)	230,000	201,818
Mativ Holdings, Inc. 6.88%, 10/1/2026 (c)	130,000	114,742
Mercer International, Inc. 5.13%, 2/1/2029	430,000	352,308
		668,868
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	330,000	306,943
5.63%, 5/20/2024	150,000	144,651
5.75%, 5/20/2027	200,000	180,008
		631,602
HEALTH CARE PRODUCTS — 0.3%
Hologic, Inc. 3.25%, 2/15/2029 (c)	460,000	377,899
HEALTH CARE SERVICES — 1.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	320,000	292,301
Centene Corp. 2.45%, 7/15/2028	100,000	81,322

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (c)	$260,000	$227,344
DaVita, Inc. 4.63%, 6/1/2030 (c)	360,000	277,628
Encompass Health Corp.:
4.50%, 2/1/2028	570,000	491,511
4.63%, 4/1/2031	85,000	67,223
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (c)	140,000	116,690
Tenet Healthcare Corp. 6.13%, 10/1/2028 (c)	510,000	449,927
		2,003,946
HOME BUILDERS — 1.2%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	260,000	201,071
Forestar Group, Inc. 3.85%, 5/15/2026 (c)	202,000	167,581
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	150,000	134,267
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	100,000	74,163
M/I Homes, Inc.:
3.95%, 2/15/2030	100,000	73,096
4.95%, 2/1/2028	200,000	166,864
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	200,000	158,952
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (c)	80,000	64,603
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	280,000	238,389
Winnebago Industries,Inc. 6.25%, 7/15/2028 (c)	120,000	111,468
		1,390,454
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	200,000	159,278
HOUSEHOLD PRODUCTS & WARES — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/2030	200,000	159,480
4.13%, 4/30/2031 (c)	190,000	149,205
		308,685
INSURANCE — 0.4%
MGIC Investment Corp. 5.25%, 8/15/2028	300,000	267,921
NMI Holdings, Inc. 7.38%, 6/1/2025 (c)	190,000	185,252
		453,173
INTERNET — 0.4%
NortonLifeLock, Inc.:
5.00%, 4/15/2025 (c)	400,000	380,436
Security Description	Principal Amount	Value
COR, 6.75%, 9/30/2027 (c)	$69,000	$66,427
		446,863
INVESTMENT COMPANY SECURITY — 0.7%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	180,000	145,507
4.75%, 9/15/2024	350,000	328,114
5.25%, 5/15/2027	390,000	342,377
		815,998
IRON/STEEL — 1.4%
ATI, Inc.:
5.13%, 10/1/2031	100,000	82,133
5.88%, 12/1/2027	100,000	91,092
Carpenter Technology Corp.:
6.38%, 7/15/2028	120,000	111,230
7.63%, 3/15/2030	150,000	145,086
Commercial Metals Co. 3.88%, 2/15/2031	410,000	322,736
Mineral Resources, Ltd.:
8.13%, 5/1/2027 (c)	200,000	196,168
8.50%, 5/1/2030 (c)	740,000	714,855
		1,663,300
LEISURE TIME — 0.5%
Life Time, Inc. 8.00%, 4/15/2026 (c)	150,000	128,237
Royal Caribbean Cruises, Ltd. 5.50%, 8/31/2026 (c)	400,000	306,028
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	200,000	142,502
		576,767
LODGING — 0.8%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	200,000	153,360
4.00%, 5/1/2031 (c)	80,000	64,718
4.88%, 1/15/2030	50,000	43,641
Las Vegas Sands Corp.:
3.50%, 8/18/2026	105,000	92,183
3.90%, 8/8/2029	80,000	66,295
Travel & Leisure Co. 4.50%, 12/1/2029 (c)	170,000	131,895
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	170,000	149,576
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (c)	250,000	233,962
		935,630
MEDIA — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (c)	110,000	79,431
4.50%, 5/1/2032	70,000	53,354

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2033 (c)	$110,000	$81,589
5.00%, 2/1/2028 (c)	120,000	104,608
CSC Holdings LLC 7.50%, 4/1/2028 (c)	100,000	81,645
DISH DBS Corp. 7.38%, 7/1/2028	310,000	208,531
Gray Escrow II, Inc. 5.38%, 11/15/2031 (c)	120,000	94,081
Liberty Interactive LLC 8.25%, 2/1/2030	150,000	96,745
Nexstar Media, Inc. 5.63%, 7/15/2027 (c)	180,000	165,740
Sirius XM Radio, Inc.:
3.88%, 9/1/2031 (c)	60,000	46,641
4.00%, 7/15/2028 (c)	550,000	468,457
5.50%, 7/1/2029 (c)	60,000	54,049
		1,534,871
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	100,000	75,033
MINING — 0.3%
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (c)	100,000	88,431
6.13%, 4/15/2032 (c)	85,000	72,984
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (c)	85,000	74,027
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (c)	100,000	72,643
4.63%, 3/1/2028 (c)	100,000	81,779
		389,864
MISCELLANEOUS MANUFACTURER — 0.1%
LSB Industries, Inc. 6.25%, 10/15/2028 (c)	100,000	85,897
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Holdings Corp. 5.50%, 8/15/2028 (c)	480,000	384,864
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (c)	100,000	86,050
OIL & GAS — 5.9%
Apache Corp. 5.35%, 7/1/2049	280,000	219,344
Baytex Energy Corp. 8.75%, 4/1/2027 (c)	220,000	221,168
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	200,000	176,398
California Resources Corp. 7.13%, 2/1/2026 (c)	286,000	268,971
Security Description	Principal Amount	Value
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 8.13%, 1/15/2027 (c)	$320,000	$296,467
CNX Resources Corp. 6.00%, 1/15/2029 (c)	220,000	202,156
CVR Energy, Inc. 5.75%, 2/15/2028 (c)	400,000	343,496
Ensign Drilling, Inc. 9.25%, 4/15/2024 (c)	150,000	132,432
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (c)	150,000	143,847
MEG Energy Corp. 5.88%, 2/1/2029 (c)	270,000	242,114
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (c)	180,000	157,028
7.50%, 1/15/2028 (c)	145,000	118,865
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	310,000	290,690
Occidental Petroleum Corp.:
4.30%, 8/15/2039	240,000	195,197
7.88%, 9/15/2031	190,000	203,722
7.95%, 6/15/2039	190,000	212,804
8.88%, 7/15/2030	220,000	244,174
Parkland Corp.:
4.50%, 10/1/2029 (c)	60,000	48,745
4.63%, 5/1/2030 (c)	310,000	251,562
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	120,000	98,765
5.15%, 11/15/2029	320,000	264,890
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	660,000	569,633
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (c)	140,000	132,079
Petrofac, Ltd. 9.75%, 11/15/2026 (c)	600,000	452,376
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	360,000	317,977
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	180,000	149,465
4.50%, 4/30/2030	380,000	311,790
Transocean, Inc.:
7.25%, 11/1/2025 (c)	130,000	99,492
7.50%, 1/15/2026 (c)	135,000	99,693
Vermilion Energy, Inc. 6.88%, 5/1/2030 (c)	290,000	266,901
		6,732,241
PACKAGING & CONTAINERS — 1.1%
Ball Corp.:
2.88%, 8/15/2030	200,000	153,812
3.13%, 9/15/2031	130,000	97,548

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (c)	$200,000	$169,244
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	50,000	50,001
OI European Group B.V. 4.75%, 2/15/2030 (c)	360,000	286,582
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	150,000	136,219
Sealed Air Corp. 6.88%, 7/15/2033 (c)	310,000	296,248
TriMas Corp. 4.13%, 4/15/2029 (c)	150,000	126,431
		1,316,085
PHARMACEUTICALS — 0.3%
AdaptHealth LLC 5.13%, 3/1/2030 (c)	100,000	82,516
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (c)	300,000	272,028
		354,544
PIPELINES — 2.0%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (c)	280,000	253,702
8.00%, 4/1/2029 (c)	50,000	48,032
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (c)	160,000	140,459
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	230,000	162,111
5.45%, 6/1/2047	290,000	213,426
EQM Midstream Partners L.P. 6.50%, 7/15/2048	210,000	160,453
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	310,000	279,515
7.00%, 8/1/2027	50,000	45,559
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (c)	460,000	404,763
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (c)	370,000	326,643
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 4/15/2027 (c)	60,000	57,304
Western Midstream Operating L.P. 5.50%, 8/15/2048	310,000	251,692
		2,343,659
Security Description	Principal Amount	Value
REAL ESTATE — 0.6%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	$190,000	$146,781
5.38%, 8/1/2028 (c)	470,000	390,344
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	250,000	190,970
		728,095
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (c)	200,000	150,814
Diversified Healthcare Trust 9.75%, 6/15/2025	115,000	104,339
Iron Mountain, Inc.:
5.63%, 7/15/2032 (c)	540,000	431,795
REIT, 4.50%, 2/15/2031 (c)	460,000	356,090
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	60,000	41,791
4.63%, 8/1/2029	140,000	112,773
5.00%, 10/15/2027	300,000	259,116
Rithm Capital Corp. 6.25%, 10/15/2025 (c)	240,000	204,094
SBA Communications Corp. 3.13%, 2/1/2029	140,000	112,571
Service Properties Trust:
3.95%, 1/15/2028	290,000	197,612
4.35%, 10/1/2024	500,000	440,605
4.75%, 10/1/2026	100,000	75,637
5.25%, 2/15/2026	200,000	159,516
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (c)	130,000	110,508
4.38%, 1/15/2027 (c)	880,000	750,666
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (c)	185,000	117,952
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	200,000	134,042
		3,759,921
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	50,000	41,378
3.88%, 1/15/2028 (c)	830,000	722,000
4.00%, 10/15/2030 (c)	130,000	102,349
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (c)	150,000	119,859
5.00%, 2/15/2032 (c)	290,000	224,585
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (c)	150,000	126,673
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	530,000	444,633

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 1/1/2030 (c)	$100,000	$85,542
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	50,000	40,371
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	47,000	30,790
6.13%, 3/15/2032 (c)	100,000	76,668
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (c)	160,000	128,435
4.75%, 9/15/2029	450,000	401,242
Papa John's International, Inc. 3.88%, 9/15/2029 (c)	140,000	112,367
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	310,000	230,866
Rite Aid Corp. 8.00%, 11/15/2026 (c)	150,000	106,403
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (c)	100,000	78,543
4.88%, 11/15/2031 (c)	140,000	106,098
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	290,000	241,184
Yum! Brands, Inc.:
3.63%, 3/15/2031	280,000	223,166
4.63%, 1/31/2032	402,000	337,427
4.75%, 1/15/2030 (c)	240,000	209,582
		4,190,161
SEMICONDUCTORS — 0.4%
Entegris, Inc.:
3.63%, 5/1/2029 (c)	70,000	56,081
4.38%, 4/15/2028 (c)	450,000	381,303
		437,384
SOFTWARE — 1.9%
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	580,000	495,720
MSCI, Inc.:
3.63%, 9/1/2030 (c)	300,000	250,917
3.88%, 2/15/2031 (c)	260,000	218,829
Open Text Corp. 3.88%, 2/15/2028 (c)	640,000	526,995
PTC, Inc.:
3.63%, 2/15/2025 (c)	375,000	349,594
4.00%, 2/15/2028 (c)	250,000	219,528
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	150,000	123,015
		2,184,598
TELECOMMUNICATIONS — 2.3%
CommScope, Inc. 8.25%, 3/1/2027 (c)	765,000	632,915
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	300,000	224,247
Security Description	Principal Amount	Value
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (c)	$440,000	$363,106
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	220,000	203,225
6.63%, 8/1/2026	200,000	182,862
Lumen Technologies, Inc.:
5.38%, 6/15/2029 (c)	290,000	215,609
4.50%, 1/15/2029 (c)	140,000	98,491
Series P, 7.60%, 9/15/2039	200,000	135,398
Series U, 7.65%, 3/15/2042	155,000	104,393
ViaSat, Inc. 6.50%, 7/15/2028 (c)	485,000	325,988
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	210,000	167,603
		2,653,837
TRANSPORTATION — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	110,000	94,879
TOTAL CORPORATE BONDS & NOTES (Cost $63,129,777)		56,502,462
	Shares
SHORT-TERM INVESTMENT — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (d) (e) (Cost $5,017,073)	5,017,073	5,017,073
TOTAL INVESTMENTS — 100.7% (Cost $126,376,406)		115,813,625
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(765,720)
NET ASSETS — 100.0%		$115,047,905
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At September 30, 2022, the Fund had unfunded loan commitments of $43,478, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Athenahealth, Inc.	43,478	42,712	(766)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$56,502,462	$—	$56,502,462
Asset-Backed Securities	—	2,861,050	—	2,861,050
Mutual Funds and Exchange Traded Products	106,180	—	—	106,180
Senior Floating Rate Loans	—	51,326,860	—	51,326,860
Short-Term Investment	5,017,073	—	—	5,017,073
TOTAL INVESTMENTS	$5,123,253	$110,690,372	$—	$115,813,625
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(766)	—	(766)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(766)	$—	$(766)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,996,829	$2,996,829	$24,431,790	$22,411,546	$—	$—	5,017,073	$5,017,073	$37,277
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 87.9% (a)
ADVERTISING SERVICES — 0.2%
AppLovin Corp.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 8/15/2025 (b)	$5,076,247	$4,928,199
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00% 6.67%, 10/25/2028 (b)	6,142,181	5,919,527
CMG Media Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 12/17/2026 (b)	1,022,424	960,229
Red Ventures, LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.50% 5.62%, 11/8/2024 (b)	548,675	529,644
		12,337,599
AEROSPACE & DEFENSE — 0.9%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50% 6.62%, 4/6/2026 (b)	1,617,028	1,497,603
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50% 6.62%, 4/6/2026 (b)	3,008,653	2,786,449
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 3 Month USD LIBOR + 2.25% 5.92%, 5/30/2025 (b)	997,436	959,723
Senior Secured 2020 Term Loan F, 3 Month USD LIBOR + 2.25% 5.92%, 12/9/2025 (b)	54,344,631	52,199,648
Senior Secured 2020 Term Loan G, 3 Month USD LIBOR + 2.25% 5.92%, 8/22/2024 (b)	5,137,215	5,020,882
		62,464,305
AIR FREIGHT & LOGISTICS — 0.2%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75% 6.87%, 3/24/2026 (b)	6,460,276	6,125,182
Security Description	Principal Amount	Value
Worldwide Express Operations, LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 7.67%, 7/26/2028 (b)	$11,268,761	$10,295,083
		16,420,265
AIRLINES — 2.3%
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 6.42%, 8/11/2028 (b)	235,757	224,791
American Airlines, Inc.:
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.00% 4.82%, 12/15/2023 (b)	100,740,643	99,733,237
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.83%, 6/27/2025 (b)	3,289,905	3,198,412
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 7.46%, 4/20/2028 (b)	1,000,000	971,500
Mileage Plus Holdings, LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25% 8.78%, 6/21/2027 (b)	10,501,485	10,574,628
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75% 6.46%, 10/20/2027 (b)	778,136	782,330
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 6.53%, 4/21/2028 (b)	43,819,708	42,009,078
		157,493,976
AUTO COMPONENTS — 0.1%
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 4/30/2026 (b)	1,000,000	948,960

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 2.75% 6.42%, 5/16/2024 (b)	$8,956,430	$8,739,058
		9,688,018
BEVERAGES — 0.6%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 7.17%, 3/31/2028 (b)	41,546,975	37,490,328
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56% 5.68%, 5/1/2026 (b)	997,429	966,624
BUILDING PRODUCTS — 0.6%
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.07%, 4/12/2028 (b)	44,416,129	36,740,578
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 11/23/2027 (b)	734,553	643,469
		37,384,047
CAPITAL MARKETS — 0.3%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 8.81%, 8/2/2029 (b)	7,194,340	6,510,878
LPL Holdings, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75% 4.31%, 11/12/2026 (b)	11,554,865	11,362,245
		17,873,123
CASINO SERVICES — 1.1%
Stars Group Holdings B.V.:
Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25% 5.89%, 7/21/2026 (b)	62,116,003	59,879,827
Security Description	Principal Amount	Value
Senior Secured Term Loan, 1 Month SOFR 7/22/2028	$11,600,000	$11,342,596
		71,222,423
CHEMICALS — 0.8%
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75% 5.42%, 6/1/2024 (b)	994,983	981,923
CPC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 7.42%, 12/29/2027 (b)	23,429,105	18,382,007
Ineos US Finance, LLC Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 4/1/2024 (b)	997,382	967,012
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50% 6.17%, 3/2/2026 (b)	964,516	924,807
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00% 6.81%, 3/16/2027 (b)	7,975,442	7,427,131
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 10/1/2025 (b)	24,935,507	23,439,376
		52,122,256
COMMERCIAL SERVICES — 2.0%
Allied Universal Holdco, LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 5/12/2028 (b)	97,011,490	85,552,008
Galaxy U.S. Opco, Inc. Senior Secured Term Loan, 1 Month SOFR CME + 4.75% 7.78%, 4/29/2029 (b)	675,123	636,304
Inmar Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00% 7.12%, 5/1/2024 (b)	1,028,421	975,395

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sabre GLBL Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR + 4.25% 7.38%, 6/30/2028 (b)	$1,789,837	$1,643,661
Sabre GLBL, Inc. Senior Secured 2022 1st Lien Term Loan B, 1 Month SOFR CME + 5.00% 8.13%, 6/30/2028 (b)	12,109,589	11,246,781
Vaco Holdings, LLC Senior Secured 2022 Term Loan, 3 Month SOFR CME + 5.00% 8.68%, 1/21/2029 (b)	6,380,357	6,220,848
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 8/27/2025 (b)	17,261,146	16,786,465
VT Topco, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 6.62%, 8/1/2025 (b)	1,081,702	1,051,615
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75% 5.47%, 8/1/2025 (b)	300,940	287,397
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 8/1/2025 (b)	8,167,118	7,799,597
WMB Holdings, Inc. Senior Secured Term Loan B, 8/31/2029	1,000,000	977,500
		133,177,571
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Aramark Services, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75% 4.87%, 3/11/2025 (b)	1,000,000	971,250
Asurion, LLC:
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00% 6.12%, 11/3/2024 (b)	1,876,744	1,760,620
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25% 6.37%, 12/23/2026 (b)	997,462	848,471
Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 8.37%, 1/31/2028 (b)	$80,781,999	$61,293,342
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25% 8.37%, 1/20/2029 (b)	82,985,009	63,898,457
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25% 6.37%, 7/31/2027 (b)	1,128,423	955,210
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50% 5.62%, 11/30/2028 (b)	927,820	902,059
Senior Secured 2021 Term Loan C, 1 Month USD LIBOR + 2.50% 5.62%, 11/30/2028 (b)	69,849	67,910
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 7/24/2026 (b)	995,614	908,498
Energize HoldCo, LLC Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 12/8/2028	14,494,325	13,612,635
Garda World Security Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 7.24%, 10/30/2026 (b)	1,000,000	943,595
GFL Environmental, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00% 5.81%, 5/30/2025 (b)	999,981	991,046
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 6.07%, 3/13/2025 (b)	997,389	946,024
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75% 7.82%, 7/28/2028 (b)	30,554,610	28,253,542

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 5.30%, 9/23/2026 (b)	$43,117,880	$41,861,425
Seminole Tribe of Florida Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 7/8/2024 (b)	6,732,978	6,729,982
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 7.92%, 7/30/2025 (b)	134,007	127,977
		225,072,043
COMMUNICATIONS EQUIPMENT — 1.9%
Cogeco Financing 2 LP Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.50% 5.62%, 9/1/2028 (b)	997,494	966,068
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 4/6/2026 (b)	62,158,979	57,574,754
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 3/9/2027 (b)	87,094,973	73,203,760
		131,744,582
COMPUTER SERVICES — 0.1%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00% 8.12%, 1/4/2026 (b)	8,823,697	6,366,871
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 7/11/2025 (b)	997,033	970,243
		7,337,114
COMPUTERS — 0.9%
Magenta Buyer, LLC Senior Secured 2021 USD 1st Lien Term Loan, 1 Month USD LIBOR + 4.75% 7.87%, 7/27/2028 (b)	65,010,962	58,899,932
Security Description	Principal Amount	Value
Virtusa Corp.:
Senior Secured 2022 Incremental Term Loan, 1 Month SOFR + 3.75% 6.88%, 2/15/2029 (b)	$997,494	$937,644
Senior Secured First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/11/2028 (b)	997,525	938,087
		60,775,663
CONSTRUCTION & ENGINEERING — 0.0% (c)
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 3/31/2028 (b)	997,475	932,330
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.00% 6.12%, 1/21/2028 (b)	1,000,000	973,065
		1,905,395
CONSTRUCTION MATERIALS — 0.0% (c)
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.63% 5.74%, 2/1/2027 (b)	1,086,531	1,045,863
CONTAINERS & PACKAGING — 0.7%
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 3 Month USD LIBOR + 1.75% 4.18%, 7/1/2026 (b)	48,745,089	47,308,815
COSMETICS & TOILETRIES — 1.2%
Solis IV BV Senior Secured USD Term Loan B1, 3 Month SOFR CME + 3.50% 6.34%, 2/26/2029 (b)	19,764,270	16,364,815
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 7.42%, 10/1/2026 (b)	71,672,735	66,874,963
		83,239,778

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.6%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25% 9.03%, 10/20/2028 (b)	$41,142,013	$38,636,875
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 5.37%, 11/24/2028 (b)	4,205,013	4,078,863
St. George's University Scholastic Services Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 2/10/2029 (b)	45,016	42,764
		4,121,627
DIVERSIFIED FINANCIAL SERVICES — 4.6%
Advisor Group, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 7.62%, 7/31/2026 (b)	1,060,864	1,012,202
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 2/4/2028 (b)	21,035,133	20,255,676
Apex Group Treasury, LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75% 6.56%, 7/27/2028 (b)	1,366,189	1,304,710
Atlas CC Acquisition Corp.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 7.32%, 5/25/2028 (b)	4,742,290	4,174,400
Senior Secured Term Loan C, 3 Month USD LIBOR + 4.25% 7.32%, 5/25/2028 (b)	963,263	847,913
Camelot U.S. Acquisition, LLC Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 3.00% 6.12%, 10/30/2026 (b)	997,462	966,705
Security Description	Principal Amount	Value
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month SOFR CME + 2.50% 5.65%, 2/2/2028 (b)	$64,776,652	$63,079,504
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month SOFR CME + 4.18% 7.31%, 4/13/2029 (b)	65,435,145	61,909,172
Deerfield Dakota Holding, LLC Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR CME + 3.75% 6.78%, 4/9/2027 (b)	997,449	943,422
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00% 8.12%, 8/2/2027 (b)	84,174,844	78,624,776
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month SOFR CME + 5.00% 8.13%, 3/27/2026 (b)	6,232,002	5,936,543
Trans Union, LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75% 4.87%, 11/16/2026 (b)	14,489,749	14,020,644
William Morris Endeavor Entertainment, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 5/18/2025 (b)	65,984,298	63,138,725
		316,214,392
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25% 5.37%, 3/15/2027 (b)	54,173,048	49,420,446
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25% 7.44%, 2/1/2029 (b)	944,424	888,703
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 3/1/2027 (b)	56,759,130	54,049,733

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Numericable Group SA Senior Secured USD Term Loan B11, 3 Month USD LIBOR + 2.75% 5.56%, 7/31/2025 (b)	$230,339	$210,760
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75% 5.87%, 12/7/2026 (b)	11,095,976	6,026,502
		110,596,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 7/26/2024 (b)	15,311,591	15,120,196
II-VI, Inc. Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 2.75% 5.31%, 7/2/2029 (b)	14,429,827	14,008,981
		29,129,177
ENTERTAINMENT — 3.7%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 3.00% 5.76%, 4/22/2026 (b)	67,796,103	53,321,974
AP Gaming I, LLC Senior Secured 2022 Term Loan B, 1 Month SOFR + 4.00% 7.13%, 2/15/2029 (b)	14,198,149	13,665,719
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50% 4.00%, 2/28/2025 (b)	49,204,796	21,212,926
Senior Secured 2019 Incremental Term Loan, 3 Month USD LIBOR + 2.75% 4.25%, 9/30/2026 (b)	41,043,316	17,456,338
Senior Secured 2022 DIP Delayed Draw Term loan, 9/7/2023	3,940,247	4,025,080
Senior Secured 2022 DIP Term loan, 9/7/2023	46,888,935	47,898,454
Delta 2 (LUX) SARL Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50% 5.62%, 2/1/2024 (b)	25,234,106	24,990,723
Security Description	Principal Amount	Value
Fertitta Entertainment, LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00% 7.03%, 1/27/2029 (b)	$16,073,632	$14,956,836
Motion Finco SARL Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25% 6.92%, 11/12/2026 (b)	285,396	261,519
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.50% 5.62%, 1/23/2025 (b)	13,441,057	12,853,011
UFC Holdings, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75% 5.52%, 4/29/2026 (b)	40,949,590	39,465,167
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13% 5.24%, 1/20/2028 (b)	4,000,000	3,882,500
		253,990,247
FIDUCIARY BANKS — 0.1%
AqGen Island Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 7.19%, 8/2/2028 (b)	4,347,308	3,966,919
FINANCE-CREDIT CARD — 0.1%
Paysafe Holdings (US) Corp. Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75% 5.87%, 6/28/2028 (b)	10,159,374	8,914,850
FOOD & BEVERAGE — 0.0% (c)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50% 6.62%, 7/21/2025 (b)	3,064,484	3,026,622
FOOD & STAPLES RETAILING — 0.1%
Hostess Brands, LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.25% 5.14%, 8/3/2025 (b)	5,979,476	5,797,281

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 9/13/2026 (b)	$997,429	$970,728
		6,768,009
FOOD-MISC/DIVERSIFIED — 0.1%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25% 5.37%, 1/29/2027 (b)	8,174,162	7,735,822
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 5/12/2028 (b)	2,080,129	1,934,520
		9,670,342
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 2.50% 5.62%, 5/29/2026 (b)	1,000,000	974,030
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Bausch & Lomb, Inc. Senior Secured Term Loan, 1 Month USD SOFR CME + 3.25% 6.10%, 5/10/2027 (b)	40,401,633	37,661,998
11.15%, 9/30/2027	4,786,438	4,786,438
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 7.67%, 10/1/2027 (b)	89,056,577	85,093,559
		127,541,995
HEALTH CARE PROVIDERS & SERVICES — 6.4%
AmSurg, LLC Senior Secured 2022 Revolver, 7/20/2026 (b)	11,164,500	10,103,872
Auris Luxembourg III SARL Senior Secured 2019 USD Term Loan B2, 6 Month USD LIBOR + 3.75% 5.58%, 2/27/2026 (b)	997,417	877,726
Security Description	Principal Amount	Value
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 7.12%, 7/1/2026 (b)	$332,954	$312,561
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00% 7.12%, 7/1/2026 (b)	1,615,508	1,516,558
Curia Global, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 6.56%, 8/30/2026 (b)	1,032,887	962,733
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 8/12/2026 (b)	61,821,259	58,915,041
Envision Healthcare Corp.:
Senior Secured 2022 First Out Term Loan, 3 Month SOFR CME + 7.90% 10.53%, 3/31/2027 (b)	21,224,688	20,534,886
Senior Secured 2022 Second Out Term Loan, 3 Month SOFR CME + 4.25% 6.83%, 3/31/2027 (b)	112,691,816	52,401,694
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.88%, 3/15/2028 (b)	22,024,805	21,205,813
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25% 5.92%, 7/3/2028 (b)	61,753,113	60,498,907
Medline Borrower, LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 10/23/2028 (b)	122,782,550	113,132,456
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 7.18%, 3/2/2028 (b)	47,412,348	34,166,523
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75% 7.43%, 3/2/2028 (b)	1,475,298	1,063,137

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Owens & Minor, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR CME + 3.75% 7.20%, 3/29/2029 (b)	$997,494	$979,205
Pediatric Associates Holding Company, LLC:
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 5.08%, 12/29/2028 (b)	895,500	864,158
Senior Secured 2022 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25% 4.25%, 12/29/2028 (b)	67,841	65,467
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25% 5.94%, 7/3/2028 (b)	15,457,858	15,143,909
Radnet Management, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 4/21/2028 (b)	997,877	961,290
Surgery Center Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.51%, 8/31/2026 (b)	897,553	853,968
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 2/6/2024 (b)	45,416,074	41,726,018
Vizient, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR CME + 2.25% 5.37%, 4/28/2029 (b)	997,500	994,906
WP CityMD Bidco, LLC Senior Secured 2021 1st Lien Term Loan B, 3 Month USD LIBOR + 3.25% 6.92%, 12/22/2028 (b)	1,003,825	962,106
		438,242,934
HEALTH CARE TECHNOLOGY — 1.7%
Change Healthcare Holdings, LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 1.50% 7.75%, 3/1/2024 (b)	115,217,258	115,009,291
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75% 6.35%, 7/31/2028 (b)	$1,281,372	$1,193,681
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (d)	555,556	518,231
Senior Secured 2022 Term Loan B, 7/31/2028 (d)	2,444,444	2,280,214
		3,992,126
HOTELS, RESTAURANTS & LEISURE — 5.4%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 4.87%, 11/19/2026 (b)	112,229,077	107,589,527
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 8/17/2028 (b)	994,262	966,299
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 3 Month SOFR CME + 2.25% 5.90%, 5/24/2029 (b)	500,000	496,000
Caesars Resort Collection, LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 12/23/2024 (b)	103,362,552	101,155,245
Four Seasons Hotels, Ltd. Senior Secured New 1st Lien Term Loan, 1 Month USD LIBOR + 2.00% 4.52%, 11/30/2023 (b)	1,002,093	998,786
Marriott Ownership Resorts, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 8/29/2025 (b)	1,000,000	955,625
Motion Finco SARL Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25% 6.92%, 11/12/2026 (b)	6,573,997	6,024,017

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Penn National Gaming, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR CME + 2.75% 5.78%, 5/3/2029 (b)	$12,412,017	$11,962,081
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/1/2028 (b)	127,419,518	121,096,324
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR CME + 3.00% 5.91%, 4/14/2029 (b)	14,537,980	14,159,992
Travelport Finance (Luxembourg) SARL Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR 5.21%, 5/29/2026 (b)	13,953	9,919
Twin River Worldwide Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 5.93%, 10/2/2028 (b)	997,488	903,624
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 5/30/2025 (b)	1,000,000	976,605
		367,294,044
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75% 4.87%, 2/4/2027 (b)	997,080	962,571
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.8%
Calpine Corp.:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00% 5.12%, 8/12/2026 (b)	10,763,402	10,354,392
Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50% 5.62%, 12/16/2027 (b)	6,392,153	6,193,421
Security Description	Principal Amount	Value
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 4.85%, 12/31/2025 (b)	$37,316,123	$36,126,672
		52,674,485
INDUSTRIAL CONGLOMERATES — 0.2%
Magenta Buyer, LLC Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25% 11.37%, 7/27/2029 (b)	17,916,667	16,542,996
INSURANCE — 3.1%
Acrisure, LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 2/15/2027 (b)	68,839,786	63,131,591
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25% 7.37%, 2/15/2027 (b)	14,029,605	13,222,903
Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/15/2027 (b)	997,481	916,436
Alliant Holdings Intermediate, LLC:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 5/9/2025 (b)	1,113,103	1,069,275
Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50% 6.49%, 11/6/2027 (b)	1,328,421	1,262,000
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 5.37%, 2/19/2028 (b)	18,574,158	17,813,268
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 2/12/2027 (b)	997,436	946,317
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 2/12/2027 (b)	997,475	946,668

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2022 Term Loan, 1 Month USD SOFR CME + 3.50% 6.53%, 2/12/2027 (b)	$997,494	$946,686
Baldwin Risk Partners, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 6.26%, 10/14/2027 (b)	1,068,361	1,022,955
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00% 6.12%, 1/27/2027 (b)	997,442	946,169
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00% 5.77%, 4/25/2025 (b)	57,427,687	55,324,972
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 5.98%, 4/25/2025 (b)	47,980,561	46,310,358
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.38%, 11/12/2027 (b)	2,601,663	2,485,811
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 2/15/2027 (b)	2,883,500	2,716,257
		209,061,666
INTERACTIVE MEDIA & SERVICES — 0.1%
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75% 4.87%, 2/15/2024 (b)	6,800,633	6,744,528
Ivanti Software, Inc. Senior Secured 2021 Add On Term Loan B, 3 Month USD LIBOR + 4.00% 7.14%, 12/1/2027 (b)	997,468	781,516
		7,526,044
INTERNET & CATALOG RETAIL — 0.1%
Shutterfly, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 5.00% 8.12%, 9/25/2026 (b)	8,858,288	5,607,607
Security Description	Principal Amount	Value
INTERNET SECURITY — 0.1%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25% 9.32%, 8/31/2029 (b)	$3,678,427	$3,568,074
INVESTMENT COMPANIES — 0.0% (c)
AL GCX Holdings, LLC Senior Secured Term Loan B, 3 Month SOFR CME + 3.75% 6.07%, 5/17/2029 (b)	984,127	973,548
IT SERVICES — 1.4%
Ahead DB Holdings, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 7.43%, 10/18/2027 (b)	997,474	954,773
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 6.63%, 6/2/2028 (b)	101,709,397	77,044,868
Fleetcor Technologies Operating Co., LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75% 4.87%, 4/28/2028 (b)	998,475	965,051
TierPoint, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 5/5/2026 (b)	304,275	289,189
WEX, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25% 5.37%, 3/31/2028 (b)	15,181,511	14,767,587
		94,021,468
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.79%, 3/31/2025 (b)	5,063,376	4,795,042
LEISURE INDUSTRY — 0.2%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 3.25% 6.13%, 10/18/2028 (b)	13,506,673	11,919,639

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LEISURE&REC/GAMES — 0.2%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 3.50% 5.62%, 4/4/2029 (b)	$16,826,308	$15,627,434
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25% 5.37%, 11/8/2027 (b)	865,953	845,252
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 7.62%, 2/4/2027 (b)	997,449	933,149
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 11/15/2028 (b)	31,207,301	29,851,812
		31,630,213
MACHINERY — 0.1%
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75% 4.88%, 3/1/2027 (b)	997,442	970,531
Madison IAQ LLC Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 6.82%, 6/21/2028 (b)	7,738,595	7,170,621
		8,141,152
MACHINERY-CONSTRUCTION & MINING — 0.8%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 5.87%, 8/1/2025 (b)	58,599,198	56,175,243
MEDIA — 7.2%
Altice Financing SA Senior Secured 2017 USD Term Loan B, 3 Month USD LIBOR + 2.75% 5.26%, 7/15/2025 (b)	996,497	941,689
Charter Communications Operating, LLC:
Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75% 4.87%, 4/30/2025 (b)	1,711,246	1,684,961
Security Description	Principal Amount	Value
Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.87%, 2/1/2027 (b)	$90,648,407	$87,437,641
Cogeco Communications Finance (USA), LP Senior Secured Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 1/3/2025 (b)	402,251	390,083
Colibri Group, LLC Senior Secured 2022 Term Loan, 1 Month SOFR + 5.00% 8.68%, 3/12/2029 (b)	997,494	967,569
Coral-US Co-Borrower, LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.25% 5.07%, 1/31/2028 (b)	8,697,763	8,388,993
CSC Holdings, LLC:
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25% 5.07%, 7/17/2025 (b)	31,707,341	30,340,121
Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 2.25% 5.07%, 1/15/2026 (b)	5,956,377	5,591,549
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50% 5.32%, 4/15/2027 (b)	66,549,604	62,432,180
Go Daddy Operating Co., LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00% 8/10/2027 (b)	1,005,089	977,138
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00% 5.56%, 12/1/2028 (b)	7,185,588	6,996,319
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 5/1/2026 (b)	18,137,396	17,084,792
MH Sub I, LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 9/13/2024 (b)	1,929,818	1,844,636
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 9/13/2024 (b)	26,319,919	25,148,683

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 9.28%, 2/23/2029 (b)	$13,868,141	$13,093,882
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50% 5.62%, 9/18/2026 (b)	36,716,816	36,303,752
Radiate Holdco, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 9/25/2026 (b)	77,512,392	71,893,131
Telenet Financing USD, LLC Senior Secured 2020 USD Term Loan AR, 1 Month USD LIBOR + 2.00% 4.82%, 4/30/2028 (b)	1,000,000	951,250
Univision Communications, Inc.:
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 3/15/2026 (b)	11,432,359	10,876,804
Senior Secured 2022 First Lien Term Loan B, 3 Month USD SOFR CME + 4.25% 7.79%, 6/24/2029 (b)	997,500	975,056
Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25% 6.37%, 1/31/2029 (b)	997,494	956,656
Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75% 5.87%, 3/15/2024 (b)	4,473,570	4,444,224
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 1 Month USD LIBOR + 2.93% 5.74%, 1/31/2029 (b)	1,000,000	957,500
Vertical US Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50% 6.87%, 7/30/2027 (b)	66,598,706	63,990,368
Virgin Media Bristol, LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50% 5.32%, 1/31/2028 (b)	23,551,876	22,534,552
Security Description	Principal Amount	Value
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50% 5.32%, 4/30/2028 (b)	$9,803,101	$9,376,666
		486,580,195
MEDICAL LABS & TESTING SRV — 0.0% (c)
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 11/1/2028 (b)	1,030,740	979,296
MISCELLANEOUS MANUFACTUR — 0.0% (c)
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 9.87%, 9/6/2026 (b)	1,928,424	1,703,435
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 9/6/2025 (b)	1,061,638	985,199
		2,688,634
MRI/MEDICAL DIAG IMAGING — 0.3%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75% 5.42%, 6/11/2025 (b)	1,000,000	994,535
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 7.32%, 7/9/2025 (b)	20,453,306	17,323,950
		18,318,485
OIL, GAS & CONSUMABLE FUELS — 1.2%
Buckeye Partners, L.P. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 11/1/2026 (b)	997,297	974,235
Oryx Midstream Services Permian Basin, LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 6.21%, 10/5/2028 (b)	9,232,334	8,975,583

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 6.13%, 6/23/2025 (b)	$71,643,962	$68,778,203
		78,728,021
PHARMACEUTICALS — 2.1%
Amneal Pharmaceuticals, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50% 6.90%, 5/4/2025 (b)	1,013,455	849,610
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00% 5.06%, 2/22/2028 (b)	997,468	991,025
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 8/1/2027 (b)	94,670,867	90,223,703
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 11/15/2027 (b)	5,095,144	4,847,826
Jazz Financing Lux SARL Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 5/5/2028 (b)	45,758,354	44,316,050
		141,228,214
PIPELINES — 0.4%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 7.42%, 6/5/2028 (b)	9,568,303	9,250,014
Freeport LNG Investments, LLLP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 6.21%, 12/21/2028 (b)	2,896,358	2,688,443
TransMontaigne Operating Company L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50% 6.52%, 11/17/2028 (b)	15,992,218	15,202,682
		27,141,139
Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 1.2%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 3 Month USD LIBOR + 3.50% 6.57%, 11/16/2028 (b)	$496,250	$471,438
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25% 6.33%, 2/6/2026 (b)	27,946,223	27,083,383
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 2/21/2025 (b)	10,316,612	9,774,990
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 6.32%, 8/31/2028 (b)	22,697,194	21,369,975
Trans Union, LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25% 5.37%, 12/1/2028 (b)	25,457,259	24,709,580
		83,409,366
RETAIL-BUILDING PRODUCTS — 1.1%
LBM Acquisition, LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75% 7.12%, 12/17/2027 (b)	81,324,763	71,382,811
Specialty Building Products Holdings, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.30%, 10/15/2028 (b)	1,220,732	1,104,384
		72,487,195
RETAIL-CATALOG SHOPPING — 0.0% (c)
Medical Solutions Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 6.38%, 11/1/2028 (b)	2,534,679	2,419,351

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 2.4%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 7.37%, 12/16/2025 (b)	$21,581,315	$19,949,228
Hilton Worldwide Finance, LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.83%, 6/22/2026 (b)	38,187,509	36,986,130
IRB Holding Corp.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 2/5/2025 (b)	29,224,090	28,306,162
Senior Secured 2022 Term Loan B, 1 Month SOFR + 3.00% 5.70%, 12/15/2027 (b)	82,146,716	77,166,571
		162,408,091
ROAD & RAIL — 0.5%
Avis Budget Car Rental, LLC Senior Secured 2022 Term Loan C, 1 Month SOFR + 3.50% 6.63%, 3/16/2029 (b)	331,667	320,335
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00% 12/30/2026 (b)	37,316,581	36,383,667
		36,704,002
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 5.12%, 9/19/2026 (b) (d)	972,894	971,575
Synaptics, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25% 4.36%, 12/2/2028 (b)	1,043,325	1,035,177
		2,006,752
SOFTWARE — 15.8%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00% 6.67%, 9/19/2024 (b)	999,331	976,851
Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50% 9.17%, 9/19/2025 (b)	$914,103	$903,591
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 7.12%, 5/8/2028 (b)	997,481	922,670
Athenahealth, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR + 3.50% 6.58%, 2/15/2029 (b)	100,571,108	92,821,578
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50% 8.62%, 2/27/2026 (b)	43,397,611	40,549,643
Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 10/2/2025 (b)	20,628,077	19,604,615
CCC Intelligent Solutions, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 2.25% 5.37%, 9/21/2028 (b)	998,463	970,172
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 4.50% 6.61%, 7/6/2029 (b)	40,751,319	39,352,938
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 7.81%, 7/14/2026 (b)	50,635,817	45,975,802
Cloudera, Inc.:
Senior Secured 2021 Second Lien Term Loan, 1 Month USD LIBOR + 6.00% 9.12%, 10/8/2029 (b)	25,883,443	22,000,926
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 10/8/2028 (b)	10,394,022	9,172,724
ConnectWise, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 7.17%, 9/29/2028 (b)	9,033,581	8,468,982
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.87%, 10/16/2028 (b)	7,953,259	6,720,504

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.00% 6.90%, 10/16/2026 (b)	$997,443	$954,358
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00% 9.90%, 2/19/2029 (b)	15,958,508	14,961,101
ECI Macola Max Holdings, LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 7.42%, 11/9/2027 (b)	910,244	864,737
EP Purchaser, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 7.17%, 11/6/2028 (b)	1,001,859	980,068
Epicor Software Corp.:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75% 10.87%, 7/31/2028 (b)	1,632,899	1,601,874
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 7/30/2027 (b)	3,914,100	3,678,647
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 6.87%, 6/13/2024 (b)	26,081,227	22,768,911
Flexera Software, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.39%, 3/3/2028 (b)	997,453	955,326
Greeneden U.S. Holdings II, LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00% 7.12%, 12/1/2027 (b)	35,028,055	33,448,640
Help/Systems Holdings, Inc Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.10% 7.13%, 11/19/2026 (b)	32,644,791	30,098,497
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 6.62%, 7/1/2024 (b)	23,662,264	22,974,639
Security Description	Principal Amount	Value
Idera, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 6.32%, 3/2/2028 (b)	$11,447,615	$10,665,342
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 Month SOFR CME + 4.00% 7.70%, 2/16/2028 (b)	763,435	733,661
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75% 10.71%, 1/11/2027 (b)	5,398,559	4,501,049
Informatica, LLC Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75% 5.88%, 10/27/2028 (b)	997,494	971,314
ION Trading Finance Ltd. Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75% 8.42%, 4/3/2028 (b)	997,475	928,649
Ivanti Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 10.33%, 12/1/2028 (b)	24,432,836	18,365,308
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 7.33%, 12/1/2027 (b)	70,717,494	55,432,262
McAfee, LLC Senior Secured 2022 USD Term Loan B, 1 Month SOFR CME + 3.75% 6.36%, 3/1/2029 (b)	109,805,383	100,452,161
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.00% 5.88%, 11/10/2028 (b)	13,105,587	12,564,982
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 9.57%, 10/15/2029 (b)	31,942,263	29,985,799
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.73%, 10/15/2028 (b)	38,836,505	35,302,383
Mitnick Corporate Purchaser, Inc. Senior Secured Term Loan, 3 Month SOFR CME + 4.75% 7.39%, 5/2/2029 (b)	1,333,333	1,261,667

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 10/22/2026 (b)	$327,804	$315,101
1 Month SOFR 4.85%, 9/12/2029	7,844,000	7,557,694
Open Text Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 5/30/2025 (b)	5,769,890	5,674,341
Polaris Newco, LLC Senior Secured USD Term Loan B, 1 Month USD LIBOR + 4.00% 7.67%, 6/2/2028 (b)	86,816,861	80,342,060
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25% 6.37%, 3/10/2028 (b)	7,536,375	7,054,989
Quest Software US Holdings, Inc. Senior Secured 2022 Term Loan, 3 Month SOFR + 4.25% 6.98%, 2/1/2029 (b)	92,115,566	68,626,097
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00% 6.12%, 4/24/2028 (b)	72,314,093	67,935,114
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25% 7.37%, 11/28/2025 (b)	667,741	640,250
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25% 7.37%, 11/28/2025 (b)	665,703	640,326
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50% 6.62%, 12/17/2027 (b)	426,968	383,383
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50% 6.62%, 12/17/2027 (b)	680,613	611,136
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75% 5.87%, 2/5/2024 (b)	6,899,798	6,790,436
Security Description	Principal Amount	Value
Sophia, L.P. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 7.17%, 10/7/2027 (b)	$997,481	$961,322
Sovos Compliance, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 7.62%, 8/11/2028 (b)	4,262	4,075
SS&C European Holdings SARL Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 1.75% 4.87%, 4/16/2025 (b)	3,118,808	3,026,632
SS&C Technologies Inc.:
Senior Secured 2022 Term Loan B6, 1 Month SOFR CME + 2.25% 5.38%, 3/22/2029 (b)	9,872,069	9,625,267
Senior Secured 2022 Term Loan B7, 1 Month SOFR CME + 2.25% 5.38%, 3/22/2029 (b)	14,008,160	13,657,956
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75% 4.87%, 4/16/2025 (b)	3,897,796	3,782,596
Ultimate Software Group, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25% 7.54%, 5/3/2027 (b)	850,746	808,919
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 5.54%, 5/4/2026 (b)	73,524,363	70,154,742
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 5/4/2026 (b)	666,023	636,884
Veritas US, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 5.00% 8.67%, 9/1/2025 (b)	1,000,000	799,165
Vision Solutions, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 10.03%, 4/23/2029 (b)	1,233,333	1,041,784
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00% 6.78%, 4/24/2028 (b)	35,353,181	31,228,702

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Weld North Education, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 12/21/2027 (b)	$1,081,057	$1,048,171
		1,076,239,513
SPECIALTY RETAIL — 1.4%
Petco Health & Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 6.92%, 3/3/2028 (b)	9,758,914	9,242,033
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 6.87%, 2/11/2028 (b)	43,714,497	41,519,811
Pilot Travel Centers, LLC Senior Secured 2021 Term Loan B, 1 Month SOFR CME + 2.00% 5.13%, 8/4/2028 (b)	46,990,877	45,094,560
		95,856,404
STEEL-PRODUCERS — 0.1%
Phoenix Services International, LLC:
Senior Secured 2022 DIP New Money Term loan, 3/28/2023	1,808,447	1,808,447
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75% 8.25%, 3/1/2025 (b)	8,884,507	1,760,243
		3,568,690
TELECOM SERVICES — 0.7%
SBA Senior Finance II, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 4/11/2025 (b)	45,778,411	44,633,951
TELECOMMUNICATION EQUIP — 0.1%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00% 6.91%, 8/14/2026 (b)	5,466,973	4,974,945
CCI Buyer, Inc. Senior Secured Term Loan, 3 Month SOFR CME + 4.00% 7.55%, 12/17/2027 (b)	1,076,594	1,017,651
		5,992,596
Security Description	Principal Amount	Value
TELEVISION — 0.0% (c)
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50% 5.06%, 1/2/2026 (b)	$1,000,000	$971,815
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 12/15/2024 (b)	8,096,462	7,575,253
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Pro Mach Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 7.12%, 8/31/2028	32,175	31,227
TRANSPORT-AIR FREIGHT — 0.3%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00% 6.12%, 12/11/2026 (b)	25,085,268	22,234,954
TRANSPORT-SERVICES — 1.2%
Edelman Financial Center, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 6.62%, 4/7/2028 (b)	33,903,208	31,205,191
EG America, LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 7.67%, 2/7/2025 (b)	994,233	930,234
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 6.18%, 2/10/2028 (b)	61,281,723	52,089,464
		84,224,889
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,382,494,406)		5,980,814,627

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Carestream Health, Inc. (e)	396,286	$7,505,657
	Principal Amount
FOREIGN GOVERNMENT OBLIGATIONS — 0.0%(c)
PANAMA — 0.0% (c)
Carnival Corp. 10.50%, 6/1/2030 (f)	$900,000	720,216
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.3%
DOMESTIC FIXED INCOME — 0.3%
SPDR Bloomberg High Yield Bond ETF Zero Coupon%, (g)	272,637	23,951,160
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $25,027,937)		23,951,160
U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills:
Zero Coupon, 11/25/2022	25,000,000	24,896,438
Zero Coupon, 1/12/2023	25,000,000	24,773,907
Zero Coupon, 1/26/2023	85,000,000	84,079,032
Zero Coupon, 3/23/2023	40,000,000	39,304,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,672,752)		173,053,502
CORPORATE BONDS & NOTES — 4.9%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc. 6.00%, 2/15/2028 (f)	6,830,000	5,729,482
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (f)	2,800,000	2,640,316
TransDigm UK Holdings PLC 6.88%, 5/15/2026	900,000	856,008
TransDigm, Inc.:
4.63%, 1/15/2029	4,520,000	3,649,538
4.88%, 5/1/2029	1,600,000	1,289,696
		14,165,040
AIRLINES — 0.0% (c)
American Airlines, Inc. 11.75%, 7/15/2025 (f)	1,500,000	1,568,010
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc. 5.88%, 6/1/2029 (f)	$2,000,000	$1,821,180
Ford Motor Credit Co. LLC 2.90%, 2/10/2029	2,000,000	1,519,940
Wabash National Corp. 4.50%, 10/15/2028 (f)	1,200,000	936,552
		4,277,672
AUTO PARTS & EQUIPMENT — 0.1%
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	100,000	75,780
6.50%, 4/1/2027	2,263,000	1,918,594
6.88%, 7/1/2028	2,320,000	2,008,494
Dana, Inc. 4.50%, 2/15/2032	1,000,000	724,270
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	400,000	320,076
Titan International, Inc. 7.00%, 4/30/2028	770,000	699,676
		5,746,890
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	6,470,000	5,905,234
BUILDING MATERIALS — 0.0% (c)
PGT Innovations, Inc. 4.38%, 10/1/2029 (f)	1,710,000	1,410,836
CHEMICALS — 0.1%
Chemours Co.:
4.63%, 11/15/2029 (f)	1,800,000	1,338,894
5.75%, 11/15/2028 (f)	1,500,000	1,226,400
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (f)	2,070,000	1,812,720
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (f)	680,000	569,187
		4,947,201
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	900,000	693,837
COMMERCIAL SERVICES — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	4,000,000	3,425,400
Team Health Holdings, Inc. 6.38%, 2/1/2025 (f)	15,488,000	11,517,961

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
WW International, Inc. 4.50%, 4/15/2029 (f)	$1,500,000	$788,610
		15,731,971
COMPUTERS — 0.0% (c)
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	1,000,000	796,630
KBR, Inc. 4.75%, 9/30/2028 (f)	300,000	260,259
		1,056,889
COSMETICS/PERSONAL CARE — 0.0% (c)
Edgewell Personal Care Co. 5.50%, 6/1/2028 (f)	2,520,000	2,260,087
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (f)	80,000	70,445
6.88%, 4/15/2030 (f)	2,810,000	2,451,809
Enova International, Inc. 8.50%, 9/15/2025 (f)	330,000	286,849
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (f)	2,080,000	1,637,022
5.75%, 11/15/2031 (f)	5,450,000	4,029,021
Navient Corp.:
4.88%, 3/15/2028	3,660,000	2,800,083
6.75%, 6/15/2026	540,000	490,757
5.63%, 8/1/2033	3,400,000	2,288,710
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (f)	880,000	753,474
5.75%, 9/15/2031 (f)	5,960,000	4,299,902
PRA Group, Inc. 5.00%, 10/1/2029 (f)	1,350,000	1,096,389
World Acceptance Corp. 7.00%, 11/1/2026 (f)	890,000	559,677
		20,764,138
ELECTRIC — 0.1%
DPL, Inc. 4.13%, 7/1/2025	600,000	555,084
PG&E Corp.:
5.00%, 7/1/2028	2,450,000	2,119,274
5.25%, 7/1/2030	1,550,000	1,321,251
		3,995,609
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 6.50%, 12/31/2027 (f)	5,910,000	5,244,298
Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.0% (c)
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (f)	$1,000,000	$947,390
ENGINEERING & CONSTRUCTION — 0.0% (c)
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	1,410,000	1,272,525
Tutor Perini Corp. 6.88%, 5/1/2025 (f)	1,660,000	1,244,552
		2,517,077
ENTERTAINMENT — 0.3%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (f)	18,513,000	12,636,974
Cinemark USA, Inc. 5.25%, 7/15/2028 (f)	1,980,000	1,521,709
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (f)	3,460,000	2,334,704
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (f)	1,750,000	1,401,978
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (f)	500,000	491,260
REGS, 5.13%, 10/1/2029 (f)	2,000,000	1,616,200
		20,002,825
FOOD — 0.0% (c)
Post Holdings, Inc.:
4.50%, 9/15/2031 (f)	600,000	483,000
4.63%, 4/15/2030 (f)	280,000	229,947
5.50%, 12/15/2029 (f)	1,400,000	1,211,574
		1,924,521
FOREST PRODUCTS & PAPER — 0.1%
Clearwater Paper Corp. 4.75%, 8/15/2028 (f)	600,000	526,482
Mativ Holdings, Inc. 6.88%, 10/1/2026 (f)	1,320,000	1,165,072
Mercer International, Inc. 5.13%, 2/1/2029	4,480,000	3,670,553
		5,362,107

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.0% (c)
AmeriGas Partners L.P./AmeriGas Finance Corp. 5.50%, 5/20/2025	$470,000	$437,161
HEALTH CARE PRODUCTS — 0.1%
Medline Borrower LP 3.88%, 4/1/2029 (f)	3,000,000	2,409,120
Varex Imaging Corp. 7.88%, 10/15/2027 (f)	910,000	902,820
		3,311,940
HEALTH CARE SERVICES — 0.1%
DaVita, Inc.:
3.75%, 2/15/2031 (f)	1,100,000	783,970
4.63%, 6/1/2030 (f)	2,220,000	1,712,042
Encompass Health Corp. 4.75%, 2/1/2030	1,800,000	1,495,278
ModivCare, Inc. 5.88%, 11/15/2025 (f)	3,530,000	3,269,627
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (f)	500,000	416,750
		7,677,667
HOME BUILDERS — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	1,050,000	812,017
7.25%, 10/15/2029	1,800,000	1,425,834
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	1,930,000	1,601,147
Installed Building Products, Inc. 5.75%, 2/1/2028 (f)	550,000	492,311
LGI Homes, Inc. 4.00%, 7/15/2029 (f)	520,000	385,648
M/I Homes, Inc.:
3.95%, 2/15/2030	750,000	548,220
4.95%, 2/1/2028	600,000	500,592
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (f)	1,700,000	1,372,818
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	2,200,000	1,873,058
Winnebago Industries,Inc. 6.25%, 7/15/2028 (f)	580,000	538,762
		9,550,407
HOME FURNISHINGS — 0.0% (c)
Tempur Sealy International, Inc. 3.88%, 10/15/2031 (f)	1,830,000	1,339,231
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Central Garden & Pet Co. 4.13%, 4/30/2031 (f)	$500,000	$392,645
INSURANCE — 0.0% (c)
NMI Holdings, Inc. 7.38%, 6/1/2025 (f)	780,000	760,508
INTERNET — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (f)	80,000	68,415
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (f)	21,000,000	13,923,840
NortonLifeLock, Inc. COR 6.75%, 9/30/2027 (f)	441,000	424,555
		14,416,810
INVESTMENT COMPANY SECURITY — 0.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,820,000	1,471,233
5.25%, 5/15/2027	4,840,000	4,248,988
		5,720,221
IRON/STEEL — 0.1%
ATI, Inc. 5.13%, 10/1/2031	2,400,000	1,971,192
Carpenter Technology Corp. 7.63%, 3/15/2030	988,000	955,633
Mineral Resources, Ltd. 8.50%, 5/1/2030 (f)	5,920,000	5,718,839
		8,645,664
LEISURE TIME — 0.2%
Carnival Corp. 7.63%, 3/1/2026 (f)	1,800,000	1,368,000
Life Time, Inc. 5.75%, 1/15/2026 (f)	1,750,000	1,599,342
NCL Corp., Ltd. 5.88%, 2/15/2027 (f)	2,520,000	2,098,202
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	2,170,000	1,410,478
5.38%, 7/15/2027 (f)	2,000,000	1,469,480
5.50%, 8/31/2026 (f)	1,300,000	994,591
5.50%, 4/1/2028 (f)	2,170,000	1,525,467
Vista Outdoor, Inc. 4.50%, 3/15/2029 (f)	1,860,000	1,325,269
		11,790,829
LODGING — 0.0% (c)
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (f)	1,450,000	1,151,242

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
Manitowoc Co., Inc. 9.00%, 4/1/2026 (f)	$580,000	$527,928
MEDIA — 0.1%
CSC Holdings LLC 5.75%, 1/15/2030 (f)	1,500,000	1,066,680
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (f)	1,510,000	1,278,170
DISH DBS Corp.:
5.13%, 6/1/2029	4,840,000	2,843,984
7.38%, 7/1/2028	200,000	134,536
Liberty Interactive LLC 8.25%, 2/1/2030	3,000,000	1,934,910
Urban One, Inc. 7.38%, 2/1/2028 (f)	1,500,000	1,274,490
		8,532,770
METAL FABRICATE & HARDWARE — 0.0% (c)
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (f)	480,000	465,139
MINING — 0.1%
Compass Minerals International, Inc. 6.75%, 12/1/2027 (f)	1,360,000	1,279,066
FMG Resources August 2006 Pty, Ltd. 4.38%, 4/1/2031 (f)	260,000	201,396
New Gold, Inc. 7.50%, 7/15/2027 (f)	1,000,000	785,580
Taseko Mines, Ltd. 7.00%, 2/15/2026 (f)	1,490,000	1,184,267
		3,450,309
MISCELLANEOUS MANUFACTURER — 0.0% (c)
LSB Industries, Inc. 6.25%, 10/15/2028 (f)	2,090,000	1,795,247
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	3,310,000	1,980,009
Xerox Corp. 6.75%, 12/15/2039	1,010,000	749,238
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	5,960,000	4,778,728
		7,507,975
OIL & GAS — 0.4%
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (f)	1,510,000	1,331,805
Security Description	Principal Amount	Value
California Resources Corp. 7.13%, 2/1/2026 (f)	$1,200,000	$1,128,552
CVR Energy, Inc.:
5.25%, 2/15/2025 (f)	940,000	849,685
5.75%, 2/15/2028 (f)	2,830,000	2,430,234
Nabors Industries, Inc. 7.38%, 5/15/2027 (f)	2,800,000	2,587,060
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	2,770,000	2,597,457
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	1,470,000	1,216,837
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	3,050,000	2,632,394
Petrofac, Ltd. 9.75%, 11/15/2026 (f)	3,410,000	2,571,003
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	2,870,000	2,534,985
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	4,620,000	3,836,263
Vermilion Energy, Inc. 6.88%, 5/1/2030 (f)	1,190,000	1,095,216
		24,811,491
OIL & GAS SERVICES — 0.0% (c)
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	250,000	253,083
PACKAGING & CONTAINERS — 0.1%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (f)	1,250,000	1,057,775
OI European Group B.V. 4.75%, 2/15/2030 (f)	3,070,000	2,443,904
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (f)	3,200,000	2,906,016
		6,407,695
PHARMACEUTICALS — 0.0% (c)
AdaptHealth LLC 4.63%, 8/1/2029 (f)	540,000	432,745
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (f)	2,260,000	2,049,278
		2,482,023
PIPELINES — 0.2%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
6.00%, 2/1/2029 (f)	1,180,000	1,055,416
8.00%, 4/1/2029 (f)	1,620,000	1,556,237

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (f)	$2,470,000	$2,168,339
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	950,000	669,588
5.45%, 6/1/2047	1,100,000	809,545
EQM Midstream Partners L.P. 6.50%, 7/15/2048	5,510,000	4,209,970
Global Partners L.P./GLP Finance Corp. 6.88%, 1/15/2029	2,880,000	2,596,781
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (f)	1,870,000	1,645,450
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (f)	1,780,000	1,571,420
		16,282,746
REAL ESTATE — 0.1%
Howard Hughes Corp. 5.38%, 8/1/2028 (f)	1,000,000	830,520
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,000,000	763,880
4.75%, 2/1/2030	1,500,000	1,114,680
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (f)	780,000	562,645
		3,271,725
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,060,000	799,314
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (f)	3,880,000	3,113,700
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	6,160,000	4,776,957
Iron Mountain, Inc. 5.63%, 7/15/2032 (f)	1,000,000	799,620
Rithm Capital Corp. 6.25%, 10/15/2025 (f)	2,100,000	1,785,819
Service Properties Trust:
4.75%, 10/1/2026	2,220,000	1,679,141
4.95%, 2/15/2027	3,520,000	2,641,303
4.95%, 10/1/2029	80,000	54,718
5.25%, 2/15/2026	1,600,000	1,276,128
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	1,500,000	1,275,090
3.75%, 12/31/2024 (f)	630,000	573,155
Security Description	Principal Amount	Value
4.38%, 1/15/2027 (f)	$4,650,000	$3,966,590
		22,741,535
RETAIL — 0.5%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (f)	5,600,000	4,408,880
Asbury Automotive Group, Inc.:
4.75%, 3/1/2030	1,700,000	1,344,360
5.00%, 2/15/2032 (f)	1,700,000	1,316,531
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (f)	1,700,000	1,478,456
6.75%, 7/1/2036	500,000	411,965
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	890,000	751,596
eG Global Finance PLC 6.75%, 2/7/2025 (f)	11,068,000	9,979,794
FirstCash, Inc. 5.63%, 1/1/2030 (f)	3,050,000	2,609,031
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	1,170,000	909,230
Gap, Inc. 3.63%, 10/1/2029 (f)	1,500,000	984,390
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (f)	550,000	441,447
Nordstrom, Inc. 4.38%, 4/1/2030	2,000,000	1,465,540
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,410,000	1,050,069
Rite Aid Corp. 8.00%, 11/15/2026 (f)	2,050,000	1,454,168
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (f)	2,410,000	1,892,886
4.88%, 11/15/2031 (f)	500,000	378,920
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (f)	600,000	499,002
		31,376,265
SOFTWARE — 0.0% (c)
MicroStrategy, Inc. 6.13%, 6/15/2028 (f)	500,000	412,285
TELECOMMUNICATIONS — 0.3%
CommScope, Inc.:
4.75%, 9/1/2029 (f)	5,550,000	4,524,748
6.00%, 3/1/2026 (f)	1,400,000	1,289,554
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (f)	230,000	160,292
6.50%, 10/1/2028 (f)	2,900,000	2,167,721
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,730,000	3,410,376

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lumen Technologies, Inc.:
Series P, 7.60%, 9/15/2039	$710,000	$480,663
Series U, 7.65%, 3/15/2042	5,820,000	3,919,770
ViaSat, Inc. 6.50%, 7/15/2028 (f)	4,200,000	2,822,988
		18,776,112
TOTAL CORPORATE BONDS & NOTES (Cost $366,233,308)		332,810,285
	Shares
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (h) (i) (Cost $175,056,754)	175,056,754	175,056,754
TOTAL INVESTMENTS — 98.3% (Cost $7,130,433,824)		6,693,912,201
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		113,236,796
NET ASSETS — 100.0%		$6,807,148,997
(a)	The rate shown represents the rate at September 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Position is unsettled. Contract rate was not determined at September 30, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $7,505,657, representing 0.11% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2022.
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt

At September 30, 2022, the Fund had unfunded loan commitments of $21,796,486, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Medical Solutions Holdings, Inc.	407,794	389,240	(18,554)
Pediatric Associates Holding Company, LLC	68,182	65,795	(2,387)
Athenahealth, Inc.	21,075,996	18,936,782	(2,139,214)
VT Topco, Inc.	244,514	233,511	(11,003)
	$21,796,486	$19,625,328	$(2,171,158)

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$332,810,285	$—	$332,810,285
Foreign Government Obligations	—	720,216	—	720,216
U.S. Treasury Obligations	—	173,053,502	—	173,053,502
Common Stocks	—	—	7,505,657	7,505,657
Mutual Funds and Exchange Traded Products	23,951,160	—	—	23,951,160
Senior Floating Rate Loans	—	5,980,814,627	—	5,980,814,627
Short-Term Investment	175,056,754	—	—	175,056,754
TOTAL INVESTMENTS	$199,007,914	$6,487,398,630	$7,505,657	$6,693,912,201
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(2,171,158)	—	(2,171,158)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(2,171,158)	$—	$(2,171,158)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	—	$—	$25,027,937	$—	$—	$(1,076,777)	272,637	$23,951,160	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	910,350,809	910,350,809	1,239,534,466	1,974,828,521	—	—	175,056,754	175,056,754	2,182,866
Total		$910,350,809	$1,264,562,403	$1,974,828,521	$—	$(1,076,777)		$199,007,914	$2,182,866
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.9%
AEROSPACE & DEFENSE — 1.2%
Boeing Co.:
1.17%, 2/4/2023	$665,000	$657,047
1.43%, 2/4/2024	1,000,000	950,750
4.51%, 5/1/2023	1,500,000	1,495,095
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 3.99%, 3/10/2023 (a)	1,000,000	1,000,320
		4,103,212
AGRICULTURE — 0.7%
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	2,500,000	2,483,500
AUTO MANUFACTURERS — 3.6%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.37%, 3.28%, 5/10/2023 (a)	1,900,000	1,905,909
Series MTN, 3 Month USD LIBOR + 0.47%, 3.39%, 11/16/2022 (a)	1,200,000	1,199,652
Daimler Trucks Finance North America LLC:
SOFR + 0.6%, 3.51%, 12/14/2023 (a) (b)	1,000,000	995,230
SOFR + 0.75%, 3.65%, 12/13/2024 (a) (b)	1,000,000	987,790
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	1,680,000	1,498,846
4.38%, 8/6/2023	1,500,000	1,479,900
General Motors Financial Co., Inc. 3.80%, 4/7/2025	2,500,000	2,381,300
Hyundai Capital America 0.80%, 1/8/2024 (b)	1,000,000	942,730
Nissan Motor Acceptance Co. LLC 3 Month USD LIBOR + 0.64%, 3.81%, 3/8/2024 (a) (b)	1,000,000	984,760
		12,376,117
BANKS — 13.7%
Bank of America Corp.:
Series L, 3.95%, 4/21/2025	1,566,000	1,511,159
Series MTN, SOFR + 0.73%, 3.23%, 10/24/2024 (a)	1,000,000	991,090
Bank of Montreal SOFR + 0.35%, 3.20%, 12/8/2023 (a)	1,755,000	1,749,121
Citigroup, Inc. SOFR + 1.37%, 4.14%, 5/24/2025 (a)	1,500,000	1,466,445
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.91%, 1/10/2023 (a)	$250,000	$250,035
Credit Suisse Group AG 3 Month USD LIBOR + 1.20%, 4.47%, 12/14/2023 (a) (b)	1,000,000	998,810
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 3.71%, 2/23/2023 (a)	1,500,000	1,495,890
SOFR + 0.49%, 2.91%, 10/21/2024 (a)	1,500,000	1,483,065
SOFR + 0.58%, 3.43%, 3/8/2024 (a)	1,000,000	990,080
HSBC Holdings PLC:
4.25%, 3/14/2024	1,000,000	979,250
SOFR + 1.43%, 4.26%, 3/10/2026 (a)	1,000,000	981,610
SOFR + 0.58%, 3.28%, 11/22/2024 (a)	1,250,000	1,214,925
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 3.51%, 4/23/2024 (a)	1,000,000	997,760
3 Month USD LIBOR + 1.23%, 4.01%, 10/24/2023 (a)	1,500,000	1,500,060
KeyBank NA 4.15%, 8/8/2025	770,000	748,378
Macquarie Group, Ltd. SOFR + 0.71%, 3.02%, 10/14/2025 (a) (b)	1,000,000	979,750
Morgan Stanley:
SOFR + 1.16%, 3.62%, 4/17/2025	1,500,000	1,456,440
Series GMTN, 3 Month USD LIBOR + 1.22%, 4.08%, 5/8/2024 (a)	1,682,000	1,683,177
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (a)	1,500,000	1,405,095
Series MTN, 3 Month USD LIBOR + 1.40%, 4.18%, 10/24/2023 (a)	2,000,000	2,000,100
National Australia Bank, Ltd. 1.39%, 1/12/2025 (b)	1,500,000	1,388,700
NatWest Markets PLC SOFR + 0.53%, 3.18%, 8/12/2024 (a) (b)	2,125,000	2,086,027
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 3.10%, 1/17/2023 (a)	2,000,000	1,998,200
Series GMTN, SOFR + 0.53%, 2.92%, 1/20/2026 (a)	500,000	484,650

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC SOFR + 1.25%, 3.56%, 10/14/2023 (a) (b)	$1,000,000	$1,000,430
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.80%, 3.54%, 10/16/2023 (a)	1,000,000	999,870
3 Month USD LIBOR + 0.86%, 3.60%, 7/19/2023 (a)	2,000,000	2,001,120
Sumitomo Mitsui Trust Bank, Ltd.:
0.80%, 9/16/2024 (b)	2,500,000	2,295,250
SOFR + 0.44%, 3.35%, 9/16/2024 (a) (b)	1,500,000	1,484,310
Toronto-Dominion Bank:
SOFR + 0.91%, 3.76%, 3/8/2024 (a)	2,000,000	1,994,980
Series MTN, SOFR + 0.35%, 3.22%, 9/10/2024 (a)	1,515,000	1,489,806
Truist Bank SOFR + 0.2%, 2.54%, 1/17/2024 (a)	1,000,000	989,850
Wells Fargo & Co.:
3 Month USD LIBOR + 1.23%, 4.04%, 10/31/2023 (a)	1,500,000	1,500,165
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025	1,500,000	1,401,720
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 2.85%, 1/13/2023 (a)	1,000,000	999,520
		46,996,838
CHEMICALS — 2.8%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 4.02%, 11/15/2023 (a)	1,000,000	1,004,180
RPM International, Inc. 3.45%, 11/15/2022	7,839,000	7,827,085
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	860,825
		9,692,090
COMMERCIAL SERVICES — 0.2%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	564,964
COMPUTERS — 0.4%
Leidos, Inc. 2.95%, 5/15/2023	1,435,000	1,416,517
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
SOFR + 0.68%, 3.65%, 9/29/2023 (a)	$1,000,000	$981,660
Series 3NC1, 1.75%, 10/29/2024	1,000,000	909,090
Air Lease Corp. 3.00%, 9/15/2023	1,500,000	1,462,890
Aircastle, Ltd. 4.40%, 9/25/2023	1,281,000	1,260,581
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	1,500,000	1,499,895
Citadel L.P. COR, 5.38%, 1/17/2023 (b)	5,000,000	4,986,200
Synchrony Financial 4.25%, 8/15/2024	1,452,000	1,416,469
		12,516,785
ELECTRIC — 4.9%
Alliant Energy Finance LLC 3.75%, 6/15/2023 (b)	1,000,000	986,800
CenterPoint Energy, Inc. SOFR + 0.65%, 3.30%, 5/13/2024 (a)	1,500,000	1,483,305
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,224,625
Duke Energy Corp. SOFR + 0.25%, 3.12%, 6/10/2023 (a)	1,000,000	995,100
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 2.67%, 10/18/2024 (a)	2,500,000	2,455,000
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,231,763
SOFR + 0.40%, 2.99%, 11/3/2023 (a)	1,500,000	1,486,020
SOFR + 1.02%, 3.97%, 3/21/2024 (a)	1,500,000	1,488,585
Pacific Gas and Electric Co. SOFR + 1.15%, 3.80%, 11/14/2022 (a)	1,850,000	1,847,095
Southern California Edison Co. Series J, 0.70%, 8/1/2023	3,850,000	3,721,025
		16,919,318
ENTERTAINMENT — 1.0%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025 (b)	1,000,000	947,080
SOFR + 1.78%, 4.68%, 3/15/2024 (a) (b)	2,500,000	2,494,350
		3,441,430

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GAS — 1.9%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 3.57%, 3/9/2023 (a)	$3,125,000	$3,117,375
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 3.60%, 3/2/2023 (a)	3,450,000	3,443,031
		6,560,406
HEALTH CARE PRODUCTS — 2.2%
PerkinElmer, Inc. 0.85%, 9/15/2024	1,000,000	927,230
Thermo Fisher Scientific, Inc.:
SOFR + 0.35%, 2.69%, 4/18/2023 (a)	3,000,000	2,995,890
SOFR + 0.39%, 2.73%, 10/18/2023 (a)	2,500,000	2,491,650
SOFR + 0.53%, 2.87%, 10/18/2024 (a)	1,135,000	1,122,753
		7,537,523
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	2,000,000	1,828,160
INSURANCE — 2.7%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 4.27%, 3/29/2023 (a)	1,500,000	1,496,880
Athene Global Funding SOFR + 0.70%, 3.44%, 5/24/2024 (a) (b)	1,000,000	980,920
Jackson National Life Global Funding SOFR + 0.6%, 2.76%, 1/6/2023 (a) (b)	2,398,000	2,397,017
MET Tower Global Funding SOFR + 0.55%, 2.88%, 1/17/2023 (a) (b)	1,500,000	1,499,715
Metropolitan Life Global Funding I SOFR + 0.57%, 2.86%, 1/13/2023 (a) (b)	1,500,000	1,501,200
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,424,010
		9,299,742
INVESTMENT COMPANY SECURITY — 0.3%
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	912,160
LEISURE TIME — 0.3%
Brunswick Corp. 0.85%, 8/18/2024	1,000,000	921,270
LODGING — 0.4%
Hyatt Hotels Corp. 1.30%, 10/1/2023	1,530,000	1,471,355
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 2.0%
CNH Industrial Capital LLC 3.95%, 5/23/2025	$960,000	$925,882
John Deere Capital Corp.:
3.40%, 6/6/2025	1,390,000	1,344,102
4.05%, 9/8/2025	2,000,000	1,965,400
Series MTN, SOFR + 0.2%, 2.35%, 10/11/2024 (a)	1,500,000	1,484,580
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	964,330
		6,684,294
MEDIA — 0.7%
Warnermedia Holdings, Inc. 3.53%, 3/15/2024 (b)	2,500,000	2,412,875
MISCELLANEOUS MANUFACTURER — 0.7%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	552,282
Parker-Hannifin Corp. 3.65%, 6/15/2024	1,000,000	978,120
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 3.30%, 3/11/2024 (a) (b)	1,000,000	992,770
		2,523,172
OIL & GAS — 0.9%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	985,620
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	1,250,000	1,068,262
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 3.31%, 11/13/2023 (a)	1,000,000	997,560
		3,051,442
PACKAGING & CONTAINERS — 1.6%
Berry Global, Inc. 0.95%, 2/15/2024	3,500,000	3,288,215
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,000,000	928,890
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,362,602
		5,579,707
PHARMACEUTICALS — 1.7%
Astrazeneca Finance LLC 0.70%, 5/28/2024	2,000,000	1,875,140
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 4.30%, 12/15/2023 (a) (b)	1,500,000	1,494,360
Bristol-Myers Squibb Co. 0.54%, 11/13/2023	1,640,000	1,571,350

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cigna Corp. 3 Month USD LIBOR + 0.89%, 3.40%, 7/15/2023 (a)	$1,000,000	$1,001,220
		5,942,070
PIPELINES — 2.5%
Enbridge, Inc. 0.55%, 10/4/2023	1,000,000	955,580
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	2,500,000	2,495,750
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	1,145,000	1,115,711
TransCanada PipeLines, Ltd. 1.00%, 10/12/2024	2,035,000	1,877,226
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,979,160
		8,423,427
RETAIL — 1.2%
7-Eleven, Inc. 0.80%, 2/10/2024 (b)	2,000,000	1,891,960
Dollar General Corp. 4.25%, 9/20/2024	1,090,000	1,076,876
Genuine Parts Co. 1.75%, 2/1/2025	660,000	610,117
Lowe's Cos., Inc. 4.40%, 9/8/2025	695,000	685,013
		4,263,966
SEMICONDUCTORS — 0.2%
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	750,000	741,772
TELECOMMUNICATIONS — 1.6%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,420,995
SOFR + 0.64%, 3.61%, 3/25/2024 (a)	1,000,000	991,400
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 4.01%, 5/15/2025 (a)	1,500,000	1,503,255
SOFR + 0.50%, 3.46%, 3/22/2024 (a)	1,500,000	1,488,855
		5,404,505
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,395,000	1,292,398
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 4.19%, 4/1/2023 (a)	200,000	200,032
		1,492,430
TOTAL CORPORATE BONDS & NOTES (Cost $190,084,067)		185,561,047
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 7.0%
ASSET-BACKED - OTHER — 4.8%
Ford Credit Floorplan Master Owner Trust A:
Series 2019-4, Class A, 2.44%, 9/15/2026	$8,000,000	$7,622,641
Series 2020-1, Class A2, Class A2, 1 Month USD LIBOR + 0.50%, 3.32%, 9/15/2025 (a)	8,780,000	8,796,557
		16,419,198
AUTOMOBILE — 0.0% (d)
Enterprise Fleet Financing LLC Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	177,434	177,070
CREDIT CARD — 2.2%
Discover Card Execution Note Trust Series 2017-A7, Class A7, 1 Month USD LIBOR + 0.36%, 3.18%, 4/15/2025 (a)	750,000	749,981
Master Credit Card Trust II Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 3.50%, 7/21/2024 (a) (b)	7,000,000	6,997,934
		7,747,915
TOTAL ASSET-BACKED SECURITIES (Cost $24,521,893)		24,344,183
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Notes 0.25%, 9/30/2023 (Cost $27,930,125)	27,995,200	26,889,608
U.S. TREASURY — 17.4%
U.S. Treasury Bill COR, 2.60%, 11/8/2022	60,000,000	59,837,475
MORTGAGE-BACKED SECURITIES — 3.0%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 4.07%, 7/15/2035 (a) (b)	2,870,000	2,789,906
BPR Trust 2022-OANA Series 2022-OANA, Class A, 1 Month SOFR + 1.9%, 4.74%, 4/15/2037 (a) (b)	1,800,000	1,787,639
BX Commercial Mortgage Trust Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 3.74%, 10/15/2036 (a) (b)	1,435,310	1,416,763

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 3.80%, 5/15/2036 (a) (b)	$4,350,000	$4,290,399
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,454,987)		10,284,707
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.0%
BX 2021-LBA3 Mortgage Trust Series 2021-PAC, Class B, 1 Month USD LIBOR + 0.90%, 3.72%, 10/15/2036 (a) (b)	2,500,000	2,353,127
Cold Storage Trust Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 4.12%, 11/15/2037 (a) (b)	4,914,953	4,786,690
Cold Storage Trust 2020-ICE5 Series 2020-ICE5, Class A, 1 Month USD LIBOR + 0.90%, 3.72%, 11/15/2037 (a) (b)	3,178,991	3,095,904
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,539,554)		10,235,721
	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (e) (f) (Cost $25,629,033)	25,629,033	25,629,033
TOTAL INVESTMENTS — 99.6% (Cost $348,993,124)		342,781,774
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,518,331
NET ASSETS — 100.0%		$344,300,105

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.2% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures (short)	(305)	12/30/2022	$(63,629,062)	$(62,644,141)	$984,921
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$185,561,047	$—	$185,561,047
Asset-Backed Securities	—	24,344,183	—	24,344,183
U.S. Treasury Obligations	—	26,889,608	—	26,889,608
U.S. Treasury	—	59,837,475	—	59,837,475
Mortgage-Backed Securities	—	10,284,707	—	10,284,707
Commercial Mortgage Backed Securities	—	10,235,721	—	10,235,721
Short-Term Investment	25,629,033	—	—	25,629,033
TOTAL INVESTMENTS	$25,629,033	$317,152,741	$—	$342,781,774
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$984,921	$—	$—	$984,921
TOTAL OTHER FINANCIAL INSTRUMENTS:	$984,921	$—	$—	$984,921
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$26,613,954	$317,152,741	$—	$343,766,695
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,493,611	$29,493,611	$108,364,715	$112,229,293	$—	$—	25,629,033	$25,629,033	$102,677
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.1%
ARGENTINA — 0.0% (a)
Pampa Energia SA Series REGS, 9.13%, 4/15/2029	$150,000	$126,675
AUSTRALIA — 0.3%
Glencore Funding LLC:
1.63%, 4/27/2026 (b)	1,210,000	1,048,405
3.38%, 9/23/2051 (b)	1,115,000	676,192
Macquarie Group, Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (b) (c)	2,450,000	1,859,574
Westpac Banking Corp. 5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,270,000	1,670,039
		5,254,210
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,725,000	1,622,690
BERMUDA — 0.1%
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,140,000	1,567,593
BRAZIL — 0.1%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	600,000	451,176
Movida Europe SA 5.25%, 2/8/2031	400,000	283,804
MV24 Capital B.V. 6.75%, 6/1/2034	266,670	226,552
Petrobras Global Finance B.V.:
5.50%, 6/10/2051	200,000	142,230
6.75%, 6/3/2050	1,000,000	815,470
Simpar Europe SA 5.20%, 1/26/2031	200,000	140,052
		2,059,284
CANADA — 0.6%
1375209 BC, Ltd. 9.00%, 1/30/2028	79,816	79,217
Bank of Montreal 5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,235,000	1,684,095
Bank of Nova Scotia 3.45%, 4/11/2025	3,275,000	3,136,893
Bombardier, Inc. 7.88%, 4/15/2027 (b)	365,000	335,837
Garda World Security Corp.:
4.63%, 2/15/2027 (b)	615,000	528,242
6.00%, 6/1/2029 (b)	480,000	352,306
Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (b)	$490,000	$428,461
7.00%, 12/31/2027 (b)	335,000	256,372
Mattamy Group Corp. 4.63%, 3/1/2030 (b)	395,000	301,827
MEG Energy Corp. 5.88%, 2/1/2029 (b)	95,000	85,188
Parkland Corp.:
4.50%, 10/1/2029 (b)	435,000	353,403
4.63%, 5/1/2030 (b)	300,000	243,447
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (b)	325,000	269,266
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (b)	615,000	511,477
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (b)	175,000	82,675
6.50%, 10/15/2027 (b)	170,000	63,255
Tervita Corp. 11.00%, 12/1/2025 (b)	237,000	256,553
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (b)	320,000	255,245
Toronto-Dominion Bank COR, 4.69%, 9/15/2027	2,835,000	2,741,133
		11,964,892
CAYMAN ISLANDS — 0.0% (a)
Global Aircraft Leasing Co., Ltd. PIK, PIK, 6.50%, 9/15/2024 (b)	584,188	439,590
CHILE — 0.2%
CAP SA 3.90%, 4/27/2031 (b)	1,350,000	953,032
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	500,000	357,610
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	585,200	533,193
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	1,000,000	340,630
Inversiones La Construccion SA 4.75%, 2/7/2032	900,000	659,745
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	117,005
VTR Comunicaciones SpA 5.13%, 1/15/2028	600,000	408,012
		3,369,227
COLOMBIA — 0.3%
AI Candelaria Spain SA 5.75%, 6/15/2033 (b)	900,000	612,000

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (b) (c)	$600,000	$436,110
Ecopetrol SA:
4.63%, 11/2/2031	400,000	279,968
5.88%, 5/28/2045	200,000	121,082
5.88%, 11/2/2051	2,050,000	1,199,558
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,400,000	1,016,274
Series REGS, 4.38%, 2/15/2031	1,000,000	696,420
Grupo Aval, Ltd. 4.38%, 2/4/2030 (b)	300,000	217,845
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	149,144
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	389,170
		5,117,571
FRANCE — 0.1%
Altice France SA:
5.13%, 7/15/2029 (b)	680,000	508,205
5.50%, 10/15/2029 (b)	460,000	346,076
TotalEnergies Capital International SA 3.39%, 6/29/2060	1,350,000	902,192
		1,756,473
GERMANY — 0.0% (a)
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (b)	700,000	596,295
HONG KONG — 0.0% (a)
Seaspan Corp. 5.50%, 8/1/2029 (b)	325,000	250,968
INDIA — 0.2%
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	750,000	575,937
Adani Ports & Special Economic Zone, Ltd.:
4.00%, 7/30/2027	200,000	173,535
Series REGS, 4.38%, 7/3/2029	400,000	333,268
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (b)	368,000	290,098
JSW Steel, Ltd. 5.05%, 4/5/2032	1,000,000	700,200
Reliance Industries, Ltd. 2.88%, 1/12/2032	800,000	626,320
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,075,372
Security Description	Principal Amount	Value
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (b)	$1,400,000	$793,632
		4,568,362
INDONESIA — 0.2%
Freeport Indonesia PT:
5.32%, 4/14/2032 (b)	400,000	329,956
COR, 6.20%, 4/14/2052	200,000	152,248
Indonesia Asahan Aluminium Persero PT 5.80%, 5/15/2050	200,000	148,840
LLPL Capital Pte., Ltd. 6.88%, 2/4/2039	1,109,160	894,526
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	200,000	163,080
Series REGS, 5.63%, 8/10/2037	2,400,000	1,700,832
		3,389,482
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (b)	1,345,000	1,133,095
3.25%, 2/15/2027 (b)	685,000	577,298
		1,710,393
ISRAEL — 0.0% (a)
Bank Hapoalim BM 5 Year CMT + 2.15%, 3.26%, 1/21/2032 (b) (c)	500,000	414,979
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (b) (c)	400,000	339,000
		753,979
JAMAICA — 0.0% (a)
Digicel Group Holdings, Ltd.:
PIK, 7.00%, 12/31/2099 (b)	601,076	90,161
PIK, 8.00%, 4/1/2025 (b)	860,563	344,733
		434,894
KUWAIT — 0.0% (a)
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	700,000	592,375
LUXEMBOURG — 0.0% (a)
Altice Financing SA 5.00%, 1/15/2028 (b)	240,000	185,445
Altice France Holding SA 6.00%, 2/15/2028 (b)	430,000	275,712
ARD Finance SA PIK, 6.50%, 6/30/2027 (b)	200,000	136,962
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (b)	430,000	365,470
		963,589

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.2%
Banco Mercantil del Norte SA:
10 year CMT + 5.03%, 6.63%, 1/24/2032 (c)	$200,000	$157,370
10 year CMT + 5.47%, 7.50%, 6/27/2029 (b) (c)	1,400,000	1,195,138
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (c)	200,000	171,970
BBVA Bancomer SA:
VRN, 5 Year CMT + 4.31%, 5.88%, 9/13/2034 (c)	200,000	171,628
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (c)	200,000	166,172
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	333,540
Cemex SAB de CV 5 Year CMT + 4.53%, 5.13%, 6/8/2026 (c)	900,000	725,364
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (c)	500,000	2,820
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	282,000	84,459
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (c)	1,800,000	46,152
		3,054,613
PANAMA — 0.1%
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	220,461
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	450,000	366,197
Empresa de Transmision Electrica SA COR, 5.13%, 5/2/2049	200,000	149,870
UEP Penonome II SA:
6.50%, 10/1/2038 (b)	332,018	290,751
Series REGS, 6.50%, 10/1/2038	379,449	332,287
		1,359,566
PARAGUAY — 0.0% (a)
Bioceanico Sovereign Certificate, Ltd. COR, Zero Coupon, 6/5/2034	140,418	88,213
Rutas 2 and 7 Finance, Ltd. COR, Zero Coupon, 9/30/2036	233,333	140,698
		228,911
Security Description	Principal Amount	Value
PERU — 0.1%
Banco de Credito del Peru S.A. VRN, 5 Year CMT + 3.00%, 3.13%, 7/1/2030 (b) (c)	$400,000	$351,628
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	298,824	274,837
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	824,400	735,967
Petroleos del Peru SA 4.75%, 6/19/2032	700,000	495,117
		1,857,549
QATAR — 0.0% (a)
Qatar Energy 2.25%, 7/12/2031	1,000,000	805,558
SAUDI ARABIA — 0.0% (a)
EIG Pearl Holdings SARL 3.55%, 8/31/2036	500,000	399,285
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (b)	264,163	208,544
DBS Group Holdings, Ltd. Series GMTN, VRN, 5 Year CMT + 1.10%, 1.82%, 3/10/2031 (c)	200,000	175,896
Oversea-Chinese Banking Corp., Ltd. Series REGS, VRN, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (c)	700,000	625,968
PSA Treasury Pte, Ltd. 2.25%, 4/30/2030	300,000	251,046
Temasek Financial I Ltd. 1.00%, 10/6/2030 (b)	2,900,000	2,234,943
		3,496,397
SOUTH AFRICA — 0.0% (a)
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	300,000	233,655
Sasol Financing USA LLC COR, 5.50%, 3/18/2031	800,000	601,920
		835,575
SOUTH KOREA — 0.1%
KT Corp. 1.38%, 1/21/2027	700,000	601,328
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	250,000	197,682
Shinhan Financial Group Co., Ltd. VRN, 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (b) (c)	900,000	765,531
		1,564,541

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SPAIN — 0.0% (a)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (b)	$640,000	$494,278
THAILAND — 0.1%
Bangkok Bank PCL VRN, 5 Year CMT + 4.73%, 5.00%, 12/31/2099 (c)	400,000	354,056
Kasikornbank PCL Series EMTN, VRN, 5 Year CMT + 4.94%, 5.28%, 10/14/2025 (c)	700,000	617,750
		971,806
UNITED ARAB EMIRATES — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (b)	2,034,340	1,670,926
2.94%, 9/30/2040	193,306	146,708
		1,817,634
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	2,245,000	1,659,212
eG Global Finance PLC 8.50%, 10/30/2025 (b)	415,000	363,125
		2,022,337
UNITED STATES — 10.8%
AbbVie, Inc. 3.85%, 6/15/2024	1,780,000	1,747,622
Academy, Ltd. 6.00%, 11/15/2027 (b)	385,000	351,105
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 8/1/2029 (b)	215,000	164,853
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (b)	475,000	396,364
AdaptHealth LLC 5.13%, 3/1/2030 (b)	900,000	742,644
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (b)	370,000	339,597
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,730,000	1,176,486
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (b)	305,000	294,853
Air Lease Corp. 3.25%, 3/1/2025	1,430,000	1,339,524
Air Methods Corp. 8.00%, 5/15/2025 (b)	78,000	39,535
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,965,000	2,087,212
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (b)	$345,000	$298,967
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (b)	355,000	316,461
9.75%, 7/15/2027 (b)	455,000	374,642
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (b)	110,000	85,511
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (b)	640,000	558,534
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	305,000	231,129
American Express Co. 3.95%, 8/1/2025	1,710,000	1,657,127
AmWINS Group, Inc. 4.88%, 6/30/2029 (b)	330,000	276,065
Antero Resources Corp. 5.38%, 3/1/2030 (b)	330,000	296,488
APi Group DE, Inc. 4.75%, 10/15/2029 (b)	475,000	388,968
Arconic Corp. 6.13%, 2/15/2028 (b)	860,000	758,073
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (b)	300,000	188,253
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,652,000	1,488,931
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (b)	415,000	297,273
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (b)	590,000	453,846
7.50%, 9/30/2029 (b)	50,000	33,000
AssuredPartners, Inc. 5.63%, 1/15/2029 (b)	60,000	46,882
AT&T, Inc.:
2.25%, 2/1/2032	2,165,000	1,638,212
2.75%, 6/1/2031	500,000	400,925
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	555,000	439,099
Athene Holding, Ltd. 3.95%, 5/25/2051	2,420,000	1,605,380
Bank of America Corp.:
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,470,000	2,510,545
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	410,000	398,848
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	585,000	571,182

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (b)	$420,000	$270,581
6.13%, 2/1/2027 (b)	185,000	128,327
11.00%, 9/30/2028	141,549	113,947
14.00%, 10/15/2030	28,184	15,361
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (b)	435,000	378,855
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (b)	170,000	137,795
Berry Global, Inc. 0.95%, 2/15/2024	1,699,000	1,596,194
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (b)	2,725,000	2,018,217
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (b)	235,000	226,636
Boeing Co. 2.95%, 2/1/2030	2,095,000	1,686,349
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (b)	35,000	34,317
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	665,000	620,984
Broadcom, Inc. 3.42%, 4/15/2033 (b)	2,429,000	1,863,626
Brown & Brown, Inc. 2.38%, 3/15/2031	1,560,000	1,168,159
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (b)	400,000	307,196
5.00%, 3/1/2030 (b)	400,000	339,924
Bunge, Ltd. Finance Corp. 2.75%, 5/14/2031	1,175,000	923,056
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (b)	465,000	356,715
Callon Petroleum Co. 7.50%, 6/15/2030 (b)	455,000	398,653
Calpine Corp.:
4.50%, 2/15/2028 (b)	265,000	232,039
4.63%, 2/1/2029 (b)	205,000	167,403
Camelot Finance SA 4.50%, 11/1/2026 (b)	125,000	114,263
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (c)	1,805,000	1,766,752
Carnival Corp. 5.75%, 3/1/2027 (b)	605,000	424,202
Carrier Global Corp. 3.58%, 4/5/2050	1,185,000	818,965
Castle US Holding Corp. 9.50%, 2/15/2028 (b)	585,000	435,866
Castlelake Aviation Ltd. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75%, 6.04%, 10/22/2026 (c)	343,266	332,467
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (b)	$380,000	$274,398
4.50%, 8/15/2030 (b)	370,000	292,685
4.75%, 3/1/2030 (b)	755,000	611,663
4.75%, 2/1/2032 (b)	375,000	292,635
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	369,525
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,950,000	2,101,521
Chesapeake Energy Corp. 5.88%, 2/1/2029 (b)	415,000	385,473
Chord Energy Corp. 6.38%, 6/1/2026 (b)	545,000	514,900
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (b)	310,000	208,460
6.00%, 1/15/2029 (b)	455,000	335,744
6.88%, 4/15/2029 (b)	220,000	106,506
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,800,000	3,433,642
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (b)	396,000	378,132
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (b)	210,000	164,289
Clean Harbors, Inc. 5.13%, 7/15/2029 (b)	145,000	133,693
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (b)	380,000	276,032
7.75%, 4/15/2028 (b)	80,000	59,941
Clearway Energy Operating LLC 4.75%, 3/15/2028 (b)	375,000	334,879
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (b)	550,000	432,476
CNX Resources Corp.:
6.00%, 1/15/2029 (b)	375,000	344,584
7.38%, 1/15/2031	115,000	112,669
Coherent Corp. 5.00%, 12/15/2029 (b)	405,000	335,526
Comcast Corp. 2.94%, 11/1/2056	2,696,000	1,609,485
CommScope Technologies LLC 5.00%, 3/15/2027 (b)	230,000	173,404
CommScope, Inc. 4.75%, 9/1/2029 (b)	470,000	383,177
Consolidated Communications, Inc. 5.00%, 10/1/2028 (b)	405,000	282,253

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.88%, 5/1/2030	$1,275,000	$1,056,937
3.15%, 8/1/2029	760,000	654,086
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	860,000	734,965
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (b)	340,000	191,797
Coty, Inc.:
5.00%, 4/15/2026 (b)	410,000	375,544
6.50%, 4/15/2026 (b)	245,000	225,611
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (b)	1,015,000	859,563
Crown Castle, Inc. 4.30%, 2/15/2029	1,840,000	1,686,378
CSC Holdings LLC 5.75%, 1/15/2030 (b)	810,000	576,007
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (b)	385,000	343,555
CSX Corp. 3.35%, 9/15/2049	2,555,000	1,795,680
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (b)	380,000	332,770
CVS Health Corp. 2.70%, 8/21/2040	1,880,000	1,229,013
Dana, Inc.:
4.25%, 9/1/2030	95,000	69,837
5.38%, 11/15/2027	125,000	105,910
5.63%, 6/15/2028	300,000	249,960
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (b)	455,000	401,515
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (b)	385,000	76,457
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	530,000	327,471
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (b)	485,000	419,074
Discover Financial Services 4.10%, 2/9/2027	1,875,000	1,719,375
DISH DBS Corp.:
5.13%, 6/1/2029	195,000	114,582
5.75%, 12/1/2028 (b)	405,000	305,346
5.88%, 11/15/2024	380,000	339,891
Dollar General Corp.:
3.50%, 4/3/2030	2,100,000	1,842,078
4.25%, 9/20/2024	860,000	849,646
Dollar Tree, Inc. 4.00%, 5/15/2025	1,638,000	1,587,599
DTE Energy Co. 4.22%, 11/1/2024 (d)	860,000	842,542
Security Description	Principal Amount	Value
Duke Energy Carolinas LLC 3.55%, 3/15/2052	$545,000	$396,520
Duke Energy Corp. 2.65%, 9/1/2026	2,850,000	2,585,520
Dun & Bradstreet Corp.:
5.00%, 12/15/2029 (b)	505,000	416,322
Senior Secured 2022 Incremental Term Loan B2, 1 Month USD SOFRTE + 3.25%, 6.28%, 1/18/2029 (c)	69,650	67,421
Elevance Health, Inc.:
3.30%, 1/15/2023	1,807,000	1,801,507
4.10%, 5/15/2032	1,830,000	1,657,797
Embarq Corp. 8.00%, 6/1/2036	285,000	142,514
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b)	240,000	158,870
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	159,526
4.63%, 4/1/2031	455,000	359,841
4.75%, 2/1/2030	60,000	49,843
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.13%, 4/1/2029 (b)	215,000	169,850
Energizer Holdings, Inc. 6.50%, 12/31/2027 (b)	235,000	208,530
Energy Transfer L.P.:
4.75%, 1/15/2026	895,000	863,845
5.00%, 5/15/2044	1,150,000	893,515
Entergy Louisiana LLC 4.75%, 9/15/2052	630,000	549,020
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	1,748,937
EQM Midstream Partners L.P.:
4.75%, 1/15/2031 (b)	395,000	313,508
6.50%, 7/1/2027 (b)	135,000	125,262
Essential Utilities, Inc. 3.35%, 4/15/2050	2,380,000	1,575,846
Everi Holdings, Inc. 5.00%, 7/15/2029 (b)	580,000	478,193
Exelon Corp. 4.10%, 3/15/2052 (b)	255,000	197,214
Expedia Group, Inc.:
3.80%, 2/15/2028	2,425,000	2,148,550
5.00%, 2/15/2026	1,355,000	1,328,699
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	192,343
Exxon Mobil Corp. 2.99%, 3/19/2025	1,190,000	1,143,721
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (b)	330,000	290,169

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (b)	$510,000	$387,952
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	918,331
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	405,006
4.95%, 5/28/2027	400,000	357,800
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (b)	500,000	401,155
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	100,000	90,601
4.63%, 8/1/2030	300,000	264,918
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (b)	250,000	214,442
5.88%, 10/15/2027 (b)	125,000	112,183
6.00%, 1/15/2030 (b)	435,000	341,832
Full House Resorts, Inc. 8.25%, 2/15/2028 (b)	685,000	616,164
Gap, Inc. 3.88%, 10/1/2031 (b)	405,000	259,504
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,085,000	858,919
3.10%, 1/12/2032	1,110,000	834,709
Georgia-Pacific LLC 3.60%, 3/1/2025 (b)	1,818,000	1,753,370
Glatfelter Corp. 4.75%, 11/15/2029 (b)	325,000	186,228
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 4.08%, 5/15/2026 (c)	3,430,000	3,396,455
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	535,000	428,102
GrafTech Finance, Inc. 4.63%, 12/15/2028 (b)	195,000	145,766
Griffon Corp. 5.75%, 3/1/2028	960,000	824,986
Guardian Life Global Funding 1.25%, 5/13/2026 (b)	1,980,000	1,729,708
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	375,000	373,331
Halliburton Co. 2.92%, 3/1/2030	972,000	810,823
HCA, Inc.:
4.13%, 6/15/2029	980,000	863,605
5.13%, 6/15/2039	1,100,000	922,647
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (b)	440,000	330,796
Security Description	Principal Amount	Value
Hertz Corp. 5.00%, 12/1/2029 (b)	$345,000	$256,632
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (b)	750,000	607,882
5.13%, 6/15/2028 (b)	365,000	321,171
Hess Midstream Operations LP 5.50%, 10/15/2030 (b)	310,000	265,676
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (b)	450,000	288,882
Hightower Holding LLC 6.75%, 4/15/2029 (b)	315,000	258,341
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (b)	170,000	150,020
6.25%, 11/1/2028 (b)	540,000	498,469
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	337,988
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (b)	300,000	255,714
8.38%, 5/1/2027	75,000	63,161
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (b)	510,000	424,152
Installed Building Products, Inc. 5.75%, 2/1/2028 (b)	435,000	389,373
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	2,410,000	1,700,761
Iron Mountain, Inc.:
4.88%, 9/15/2029 (b)	185,000	152,089
REIT, 4.50%, 2/15/2031 (b)	260,000	201,269
Jeld-Wen, Inc. 4.63%, 12/15/2025 (b)	610,000	494,362
JPMorgan Chase & Co.:
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	2,165,000	1,675,493
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	2,175,000	1,713,117
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	900,000	863,532
LD Holdings Group LLC:
6.13%, 4/1/2028 (b)	60,000	31,348
6.50%, 11/1/2025 (b)	105,000	62,780
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (b)	425,000	342,125
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (b)	340,000	292,441

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LFS Topco LLC 5.88%, 10/15/2026 (b)	$395,000	$317,908
Lifepoint Health, Inc. 5.38%, 1/15/2029 (b)	285,000	200,592
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (b)	450,000	335,299
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,040,000	2,010,685
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (b)	545,000	486,636
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (b)	355,000	301,217
5.13%, 12/15/2026 (b)	390,000	336,894
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	304,527
Madison IAQ LLC:
4.13%, 6/30/2028 (b)	340,000	275,128
5.88%, 6/30/2029 (b)	220,000	153,404
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,155,000	1,692,149
Marvell Technology, Inc. 1.65%, 4/15/2026	1,470,000	1,285,368
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (b)	1,920,000	1,328,678
Match Group Holdings II LLC 5.00%, 12/15/2027 (b)	775,000	691,703
Mativ Holdings, Inc. 6.88%, 10/1/2026 (b)	250,000	220,657
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	305,000	254,675
Medline Borrower L.P. 5.25%, 10/1/2029 (b)	555,000	419,019
Metis Merger Sub LLC 6.50%, 5/15/2029 (b)	210,000	163,884
Michaels Cos., Inc.:
5.25%, 5/1/2028 (b)	490,000	344,220
7.88%, 5/1/2029 (b)	200,000	115,372
Microsoft Corp. 2.92%, 3/17/2052	1,290,000	912,094
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (b)	370,000	305,065
Mirion Technologies, Inc. Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 2.75%, 5.63%, 10/20/2028 (c)	243,162	233,334
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (b)	190,000	154,326
ModivCare, Inc. 5.88%, 11/15/2025 (b)	260,000	240,822
Security Description	Principal Amount	Value
Monongahela Power Co. 5.40%, 12/15/2043 (b)	$675,000	$619,542
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (c)	4,670,000	3,346,382
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (b)	345,000	301,026
MPLX L.P. 1.75%, 3/1/2026	780,000	683,553
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	254,120
Nabors Industries, Inc. 7.38%, 5/15/2027 (b)	255,000	235,607
Nabors Industries, Ltd. 7.25%, 1/15/2026 (b)	305,000	266,076
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (b)	620,000	458,347
Navient Corp. 5.00%, 3/15/2027	285,000	235,151
NCL Corp., Ltd.:
3.63%, 12/15/2024 (b)	585,000	497,080
5.88%, 3/15/2026 (b)	395,000	302,949
5.88%, 2/15/2027 (b)	355,000	295,580
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	115,000	95,841
NetApp, Inc. 1.88%, 6/22/2025	1,450,000	1,323,734
News Corp. 5.13%, 2/15/2032 (b)	155,000	137,299
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	755,000	743,985
NFP Corp. 4.88%, 8/15/2028 (b)	280,000	239,033
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (b)	520,000	462,888
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	175,000	128,524
NRG Energy, Inc. 3.63%, 2/15/2031 (b)	545,000	425,520
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	469,297
Occidental Petroleum Corp.:
6.13%, 1/1/2031	435,000	428,427
6.45%, 9/15/2036	220,000	219,041
6.60%, 3/15/2046	215,000	219,231
6.63%, 9/1/2030	305,000	309,020
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (b)	600,000	460,998
6.25%, 10/1/2029 (b)	400,000	273,868

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Omnicom Group, Inc. 2.45%, 4/30/2030	$2,125,000	$1,700,552
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	193,488
7.13%, 3/15/2026	324,000	294,296
Oracle Corp. 3.60%, 4/1/2050	2,185,000	1,367,067
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/2031 (b)	570,000	467,537
Owens & Minor, Inc. 6.63%, 4/1/2030 (b)	530,000	466,358
Pacific Gas & Electric Co. 2.50%, 2/1/2031	1,170,000	851,854
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (b)	290,000	234,871
Parker-Hannifin Corp. 4.25%, 9/15/2027	455,000	433,351
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	185,000	159,670
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (b)	160,000	117,293
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (b)	310,000	238,725
5.63%, 1/15/2027 (b)	620,000	550,076
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (b)	495,000	358,271
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (b)	920,000	855,692
PepsiCo, Inc. 3.60%, 2/18/2028	550,000	520,355
Performance Food Group, Inc.:
4.25%, 8/1/2029 (b)	380,000	316,380
5.50%, 10/15/2027 (b)	460,000	417,938
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (b)	500,000	447,145
Pike Corp. 5.50%, 9/1/2028 (b)	560,000	453,656
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,215,000	1,061,047
Post Holdings, Inc.:
4.63%, 4/15/2030 (b)	90,000	73,912
5.50%, 12/15/2029 (b)	140,000	121,157
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (b)	305,000	211,066
Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (b)	$350,000	$299,722
Qorvo, Inc. 1.75%, 12/15/2024 (b)	700,000	641,900
Quanta Services, Inc. 2.35%, 1/15/2032	2,285,000	1,683,451
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (b)	300,000	245,970
Radiology Partners, Inc. 9.25%, 2/1/2028 (b)	345,000	225,751
Raytheon Technologies Corp. 3.03%, 3/15/2052	1,290,000	844,318
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (b)	165,000	119,277
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (b)	475,000	323,655
Rent-A-Center, Inc. 6.38%, 2/15/2029 (b)	330,000	257,608
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (b)	205,000	172,868
Royalty Pharma PLC 3.30%, 9/2/2040	2,415,000	1,632,033
RP Escrow Issuer LLC 5.25%, 12/15/2025 (b)	210,000	173,450
Ryan Specialty Group LLC 4.38%, 2/1/2030 (b)	440,000	373,556
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,250,000	1,200,537
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	1,785,000	1,778,449
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	2,065,000	1,719,567
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (b)	470,000	376,531
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	440,000	319,933
Scripps Escrow, Inc. 5.88%, 7/15/2027 (b)	280,000	243,600
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (b)	605,000	550,798
Select Medical Corp. 6.25%, 8/15/2026 (b)	490,000	461,276
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (b)	340,000	306,275
SK Invictus Intermediate II S.A.R.L. 5.00%, 10/30/2029 (b)	740,000	598,512
Smithfield Foods, Inc. 4.25%, 2/1/2027 (b)	1,865,000	1,734,916

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	$515,000	$404,496
Southern Co. Series A, 3.70%, 4/30/2030	1,925,000	1,698,062
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	361,441
5.38%, 2/1/2029	410,000	372,473
Spectrum Brands, Inc. 5.00%, 10/1/2029 (b)	370,000	291,900
SRS Distribution, Inc.:
4.63%, 7/1/2028 (b)	315,000	270,043
6.13%, 7/1/2029 (b)	355,000	285,445
Staples, Inc.:
7.50%, 4/15/2026 (b)	340,000	285,454
10.75%, 4/15/2027 (b)	150,000	111,096
Station Casinos LLC 4.63%, 12/1/2031 (b)	295,000	223,875
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (b)	595,000	488,650
SunCoke Energy, Inc. 4.88%, 6/30/2029 (b)	510,000	393,174
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	124,554
6.00%, 4/15/2027	300,000	285,933
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (b)	165,000	97,784
Sysco Corp.:
3.15%, 12/14/2051	270,000	170,303
3.25%, 7/15/2027	1,005,000	915,836
3.30%, 2/15/2050	1,020,000	664,438
Tecta America Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 7.37%, 4/10/2028 (c)	192,563	183,777
Tempo Acquisition LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFRTE + 3.00%, 6.03%, 8/31/2028 (c)	143,913	140,567
Tenet Healthcare Corp.:
6.13%, 10/1/2028 (b)	375,000	330,829
6.13%, 6/15/2030 (b)	450,000	413,892
6.25%, 2/1/2027 (b)	610,000	569,319
Textron, Inc. 2.45%, 3/15/2031	3,310,000	2,557,935
T-Mobile USA, Inc. 2.25%, 2/15/2026	2,920,000	2,615,473
TMS International Corp. 6.25%, 4/15/2029 (b)	180,000	127,897
Townsquare Media, Inc. 6.88%, 2/1/2026 (b)	150,000	137,552
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	451,604
Security Description	Principal Amount	Value
6.25%, 3/15/2026 (b)	$450,000	$436,423
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (b)	328,125	299,585
Trident TPI Holdings, Inc. 6.63%, 11/1/2025 (b)	410,000	356,257
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	220,000	168,410
Triumph Group, Inc. 7.75%, 8/15/2025	147,000	114,545
Uber Technologies, Inc. 4.50%, 8/15/2029 (b)	380,000	319,804
United Airlines, Inc. 4.63%, 4/15/2029 (b)	400,000	332,160
United Natural Foods, Inc. 6.75%, 10/15/2028 (b)	455,000	418,031
United Rentals North America, Inc. 5.25%, 1/15/2030	40,000	36,196
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (b)	325,000	217,818
Univision Communications, Inc. 4.50%, 5/1/2029 (b)	325,000	264,972
US Foods, Inc. 4.75%, 2/15/2029 (b)	340,000	291,030
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	485,000	441,161
Verizon Communications, Inc. 1.75%, 1/20/2031	3,599,000	2,699,034
Viatris, Inc.:
1.65%, 6/22/2025	600,000	534,150
3.85%, 6/22/2040	1,290,000	801,980
Victoria's Secret & Co. 4.63%, 7/15/2029 (b)	385,000	290,841
Viking Cruises, Ltd. 5.88%, 9/15/2027 (b)	955,000	728,971
Viper Energy Partners L.P. 5.38%, 11/1/2027 (b)	365,000	337,837
Virtusa Corp. 7.13%, 12/15/2028 (b)	155,000	115,895
VMware, Inc. 2.20%, 8/15/2031	1,620,000	1,182,697
Vontier Corp. 1.80%, 4/1/2026	2,440,000	2,073,902
Vornado Realty L.P. 2.15%, 6/1/2026	685,000	579,441
Warnermedia Holdings, Inc. 3.76%, 3/15/2027 (b)	1,910,000	1,714,282
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (b)	555,000	512,165
Waste Pro USA, Inc. 5.50%, 2/15/2026 (b)	200,000	177,058

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International, Ltd.:
6.50%, 9/15/2028 (b)	$240,000	$218,402
8.63%, 4/30/2030 (b)	295,000	257,326
Wells Fargo & Co.:
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	700,000	668,794
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,890,000	1,709,543
Welltower, Inc. 2.05%, 1/15/2029	2,115,000	1,694,792
Western Midstream Operating L.P. 4.30%, 2/1/2030	395,000	336,019
Wheel Pros, Inc. 6.50%, 5/15/2029 (b)	100,000	45,741
Williams Cos., Inc. 3.75%, 6/15/2027	811,000	746,477
Workday, Inc. 3.70%, 4/1/2029	865,000	775,784
WR Grace Holdings LLC 5.63%, 8/15/2029 (b)	270,000	203,858
WRKCo, Inc. 3.75%, 3/15/2025	1,810,000	1,743,645
XHR L.P.:
4.88%, 6/1/2029 (b)	425,000	351,003
6.38%, 8/15/2025 (b)	265,000	254,792
Yum! Brands, Inc. 4.75%, 1/15/2030 (b)	375,000	327,472
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (b)	230,000	184,823
6.13%, 3/1/2028 (b)	110,000	77,329
		218,356,592
TOTAL CORPORATE BONDS & NOTES (Cost $346,659,860)		283,803,184
ASSET-BACKED SECURITIES — 12.7%
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 2.97%, 10/25/2024 (c)	209,044	207,784
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, Class A2C, ABS, 1 Month USD LIBOR + 0.30%, 3.38, 7/25/2036 (c)	8,595,921	2,200,138
Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 3.36, 2/25/2037 (c)	2,911,551	1,218,018
Security Description	Principal Amount	Value
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (b)	$3,000,000	$2,855,074
Aimco CLO 11, Ltd. Series 2020-11A, Class AR, 3 Month USD LIBOR + 1.13%, 3.87%, 10/17/2034 (b) (c)	2,000,000	1,918,800
Ameriquest Mortgage Securities Asset-Backed Pass-Through Series 2004-FR1, Class M5, 3.99%, 5/25/2034 (d)	4,804,032	3,192,655
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48, 8/17/2038 (b)	3,000,000	2,564,346
Series 2021-SFR2, Class F1, ABS, 3.28, 8/17/2038 (b)	3,000,000	2,579,869
Series 2021-SFR2, Class F2, ABS, 3.67, 8/17/2038 (b)	2,000,000	1,734,281
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, ABS, 3 Month USD LIBOR + 1.21%, 3.72%, 10/15/2034 (b) (c)	2,000,000	1,918,200
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 3.26%, 7/25/2036 (c)	18,092,402	4,731,325
Bain Capital Credit CLO, Ltd.:
Series 2019-3A, Class DR, ABS, 3 Month USD LIBOR + 3.10%, 5.83, 10/21/2034 (b) (c)	1,000,000	867,185
Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 6.26, 1/20/2032 (b) (c)	2,500,000	2,233,682
Series 2021-6A, Class A1, 3 Month USD LIBOR + 1.15%, 3.88, 10/21/2034 (b) (c)	3,000,000	2,871,600
Series 2022-3A, Class D, 3 Month SOFR + 3.70%, 4.84, 7/17/2035 (b) (c)	1,000,000	914,300
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (b)	4,692,910	3,523,045
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 3.44%, 10/25/2036 (c)	17,250,618	11,346,774

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Canyon Capital CLO, Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 5.51, 7/15/2030 (b) (c)	$1,000,000	$895,820
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 5.61, 4/15/2034 (b) (c)	2,000,000	1,696,742
Carlyle U.S. CLO, Ltd. Series 2022-2A, Class A2, Class A2, 3 Month SOFR + 2.00%, 3.09%, 4/20/2035 (b) (c)	2,000,000	1,881,800
CARLYLE US CLO, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 8.51%, 4/15/2034 (b) (c)	1,000,000	816,338
Catamaran CLO, Ltd. Series 2018-1A, Class C, 3 Month USD LIBOR + 2.50%, 5.28%, 10/25/2031 (b) (c)	1,000,000	942,500
CIFC Funding Ltd.:
Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 6.23, 4/23/2029 (b) (c)	1,000,000	915,100
Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 8.78, 4/25/2033 (b) (c)	500,000	426,355
Series 2022-3A, Class B, Class B, 3 Month SOFR + 2.00%, 3.24, 4/21/2035 (b) (c)	2,000,000	1,879,400
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 6.29%, 7/16/2030 (b) (c)	1,000,000	897,800
Dryden 68 CLO, Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 5.86%, 7/15/2035 (b) (c)	1,500,000	1,313,842
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 5.71%, 1/20/2034 (b) (c)	1,500,000	1,351,809
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08, 11/16/2026	1,000,000	941,272
Series 2021-1A, Class E, ABS, 2.21, 2/15/2028 (b)	1,500,000	1,374,398
Security Description	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 3.22%, 3/25/2037 (c)	$9,288,608	$5,239,239
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (b)	2,000,000	1,776,925
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (b)	2,000,000	1,796,225
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (b)	4,750,000	4,591,930
FS RIALTO Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 4.16%, 5/16/2038 (b) (c)	2,000,000	1,950,686
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (b) (d)	1,200,470	971,821
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 5.51%, 7/15/2031 (b) (c)	2,100,000	1,819,131
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (b)	3,239,845	2,627,557
Greystone CRE Notes, Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD LIBOR + 1.65%, 4.47%, 7/15/2039 (b) (c)	2,925,000	2,651,697
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50, 11/25/2037	2,131,652	1,004,861
Series 2007-4, Class A3A, Class A3A, ABS, 1 Month USD LIBOR + 0.60%, 3.68, 3/25/2037 (c)	5,931,692	2,500,583
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (b)	1,632,000	1,494,150
Hayfin Kingsland X, Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 4.64%, 4/28/2031 (b) (c)	2,000,000	1,919,300
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (b)	1,294,302	1,041,916

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Jamestown CLO XII, Ltd. Series 2019-1A, Class A2, ABS, 3 Month USD LIBOR + 2.15%, 4.86%, 4/20/2032 (b) (c)	$1,000,000	$965,600
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (b)	2,300,717	1,912,852
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 4.27%, 11/15/2038 (b) (c)	2,864,000	2,731,540
Lendbuzz Securitization Trust Series 2022-1A, Class A, Class A, 4.22%, 5/17/2027 (b)	4,195,795	4,112,590
Lendingpoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (b)	4,000,000	3,745,520
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 4.32%, 5/15/2036 (b) (c)	2,985,391	2,946,736
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 6.03%, 7/23/2029 (b) (c)	1,000,000	886,100
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 5.74%, 4/19/2033 (b) (c)	1,000,000	884,454
Madison Park Funding XVII, Ltd. Series 2015-17A, Class DR, 3 Month USD LIBOR + 3.60%, 6.33%, 7/21/2030 (b) (c)	1,000,000	905,900
Magnetite CLO, Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 8.51%, 7/15/2034 (b) (c)	500,000	407,299
Magnetite Xxix, Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 8.26%, 1/15/2034 (b) (c)	500,000	424,483
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (b)	301,663	279,579
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94, 1/22/2041 (b)	949,637	835,230
Security Description	Principal Amount	Value
Series 2021-1WA, Class D, ABS, 3.17, 1/22/2041 (b)	$1,582,728	$1,392,245
Neuberger Berman Loan Advisers CLO 47, Ltd. Series 2022-47A, Class D, ABS, 3 Month SOFR + 3.10%, 5.40%, 4/14/2035 (b) (c)	500,000	429,850
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 5.49%, 4/16/2033 (b) (c)	1,500,000	1,325,215
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 Month USD LIBOR + 3.45%, 5.91%, 10/13/2031 (b) (c)	1,000,000	847,100
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 5.46%, 7/15/2030 (b) (c)	500,000	420,250
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 6.01%, 3/17/2030 (b) (c)	1,000,000	906,638
Octagon Investment Partners 31 Ltd. Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 6.11%, 7/20/2030 (b) (c)	1,000,000	909,849
Octagon Investment Partners 40, Ltd. Series 2019-1A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 6.06%, 1/20/2035 (b) (c)	500,000	413,600
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 5.91%, 1/15/2033 (b) (c)	2,500,000	2,209,750
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, ABS, 3 Month USD LIBOR + 1.15%, 3.86%, 7/20/2034 (b) (c)	1,385,000	1,327,661
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03, 10/15/2029 (b)	1,654,501	1,591,188
Series 2022-1, Class B, ABS, 3.34, 10/15/2029 (b)	4,499,405	3,971,337
Series 2022-2, Class A, Class A, 4.97, 1/15/2030 (b)	3,259,125	3,217,975

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 6.08%, 3/25/2026 (b) (c)	$1,300,000	$1,214,008
PRET LLC:
Series 2021-NPL5, Class A1, 2.49, 10/25/2051 (b) (d)	4,406,106	4,115,651
Series 2022-RN1, Class A1, 3.72, 7/25/2051 (b) (d)	13,722,902	12,741,389
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 3.87%, 4/20/2034 (b) (c)	850,000	816,425
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 3.86%, 1/20/2035 (b) (c)	4,500,000	4,317,750
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (d)	8,664,451	3,687,572
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	1,144,365	947,408
Securitized Asset Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, Class A2A, ABS, 1 Month USD LIBOR + 0.09%, 3.17, 5/25/2037 (c)	3,701,871	2,169,893
Series 2007-BR4, Class A2B, Class A2B, ABS, 1 Month USD LIBOR + 0.20%, 3.28, 5/25/2037 (c)	25,723,721	15,090,931
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2B, Class A2B, 1 Month USD LIBOR + 0.18%, 3.26%, 5/25/2037 (c)	36,945,652	26,804,872
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (b)	2,019,471	1,675,333
Sofi Alternative Trust Series 2021-B, Class PT1, ABS, VRN, 1.76%, 2/15/2047 (b) (c)	3,445,551	3,148,555
Security Description	Principal Amount	Value
SOFI Alternative Trust Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (b) (c)	$5,174,876	$4,683,692
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 6.56%, 10/20/2028 (b) (c)	1,000,000	948,100
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 6.43%, 1/23/2029 (b) (c)	1,000,000	933,765
Sound Point CLO XXIII Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 8.98%, 7/15/2034 (b) (c)	1,000,000	724,813
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 6.43%, 1/25/2032 (b) (c)	4,000,000	3,484,788
Sound Point CLO XXXIII, Ltd. Series 2022-1A, Class D, ABS, 3 Month SOFR + 3.30%, 5.84%, 4/25/2035 (b) (c)	700,000	620,340
Sound Point CLO, Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 6.06%, 7/20/2034 (b) (c)	500,000	427,395
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (b)	498,724	441,709
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 3.42%, 12/25/2036 (c)	795,431	757,809
Sunrun Demeter Issuer Series 2021-2A, Class A, 2.27%, 1/30/2057 (b)	2,652,668	2,049,027
THL Credit Wind River CLO, Ltd. Series 2017-3A, Class AR, ABS, 3 Month USD LIBOR + 1.15%, 3.66%, 4/15/2035 (b) (c)	2,150,000	2,061,850
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65, 2/20/2046 (b)	4,354,167	3,616,878
Series 2021-1A, Class B, ABS, 2.54, 2/20/2046 (b)	1,741,667	1,437,926

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TPG Real Estate Finance Issuer, Ltd. Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 4.14%, 3/15/2038 (b) (c)	$200,000	$195,628
Trimaran Cavu, Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.78%, 6.52%, 1/18/2035 (b) (c)	1,500,000	1,310,584
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month SOFR + 1.56%, 4.49%, 10/15/2034 (b) (c)	3,527,000	3,494,834
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (b)	2,464,253	2,327,455
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90, 4/22/2030 (b)	2,000,000	1,949,906
Series 2022-1, Class B, 4.48, 3/20/2032 (b)	6,500,000	5,954,404
USASF Receivables 2020-1 LLC Series 2020-1A, Class B, COR, 3.22%, 5/15/2024 (b)	1,092,638	1,091,080
Venture 39 CLO, Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 6.76%, 4/15/2033 (b) (c)	1,750,000	1,563,800
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (b) (d)	1,665,150	1,527,048
Voya CLO, Ltd. Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 5.86%, 4/20/2034 (b) (c)	1,000,000	847,787
Wellfleet CLO X, Ltd. Series 2019-XA, Class A2R, 3 Month USD LIBOR + 1.75%, 4.46%, 7/20/2032 (b) (c)	3,500,000	3,279,150
TOTAL ASSET-BACKED SECURITIES (Cost $291,835,450)		256,056,369
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
BRAZIL — 0.1%
Brazilian Government International Bond 5.63%, 2/21/2047	1,200,000	923,700
Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
2.55%, 1/27/2032	$200,000	$157,098
3.10%, 5/7/2041	1,800,000	1,216,890
3.10%, 1/22/2061	500,000	290,455
3.50%, 1/25/2050	1,300,000	882,479
		2,546,922
CHINA — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,395,000	1,302,679
COLOMBIA — 0.2%
Colombia Government International Bond:
3.13%, 4/15/2031	1,200,000	836,316
3.25%, 4/22/2032	1,800,000	1,218,186
4.13%, 5/15/2051	1,700,000	911,863
5.00%, 6/15/2045	900,000	548,748
		3,515,113
INDONESIA — 0.1%
Indonesia Government International Bond 3.70%, 10/30/2049	1,900,000	1,368,684
MAURITIUS — 0.0% (a)
Network i2i Ltd. Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099	600,000	491,964
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 5/24/2031	1,200,000	923,040
4.28%, 8/14/2041	3,000,000	2,195,490
4.35%, 1/15/2047	300,000	211,782
		3,330,312
NETHERLANDS — 0.0% (a)
Mong Duong Finance Holdings BV Series REGS, 5.13%, 5/7/2029	250,000	195,590
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 9/29/2032	1,200,000	843,972
3.87%, 7/23/2060	1,000,000	591,740
4.30%, 4/29/2053	1,300,000	866,554
4.50%, 4/1/2056	400,000	269,520
		2,571,786
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 6/10/2031	1,450,000	1,106,509

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 12/10/2045	$600,000	$371,208
2.95%, 5/5/2045	600,000	394,716
3.70%, 2/2/2042	800,000	614,536
		2,486,969
SAUDI ARABIA — 0.0% (a)
Saudi Government International Bond Series REGS, 2.25%, 2/2/2033	1,000,000	784,784
SOUTH AFRICA — 0.0% (a)
Republic of South Africa Government International Bond 4.30%, 10/12/2028	650,000	540,475
SOUTH KOREA — 0.1%
Korea Development Bank:
1.63%, 1/19/2031	800,000	633,080
2.00%, 10/25/2031	400,000	319,908
		952,988
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,410,900)		21,011,966
	Shares
COMMON STOCKS — 0.0% (a)
UNITED KINGDOM — 0.0% (a)
Avation Capital SA (e)	4,550	1,143
UNITED STATES — 0.0% (a)
CWT Travel Group, Inc. (e) (f)	5,125	51,250
Foresight Energy (e) (f)	572	10,852
		62,102
TOTAL COMMON STOCKS (Cost $137,138)		63,245
Principal Amount
SENIOR FLOATING RATE LOANS — 2.5%
ADVERTISING SERVICES — 0.0% (a)
CMG Media Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 12/17/2026 (c)	$452,294	424,781
AEROSPACE & DEFENSE — 0.0% (a)
Dynasty Acquisition Co., Inc.:
Security Description	Principal Amount	Value
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 6.62%, 4/6/2026 (c)	$252,870	$234,195
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 6.62%, 4/6/2026 (c)	470,339	435,602
		669,797
AIR FREIGHT & LOGISTICS — 0.0% (a)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 6.87%, 3/24/2026 (c)	379,494	359,810
Worldwide Express Operations, LLC, Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 7.67%, 7/26/2028 (c)	188,575	172,281
		532,091
AIRLINES — 0.1%
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.42%, 8/11/2028 (c)	194,512	185,465
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 4.87%, 1/29/2027 (c)	215,600	198,814
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 7.46%, 4/20/2028 (c)	310,000	301,165
Mileage Plus Holdings, LLC, Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 8.78%, 6/21/2027 (c)	479,750	483,092
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 6.46%, 10/20/2027 (c)	215,000	216,159
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.53%, 4/21/2028 (c)	353,327	338,727
		1,723,422

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.0% (a)
DexKo Global, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 7.42%, 10/4/2028 (c)	$151,138	$139,377
Wheel Pros LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.5%, 7.55%, 5/11/2028 (c)	73,236	54,174
		193,551
BEVERAGES — 0.0% (a)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 7.17%, 3/31/2028 (c)	297,157	268,143
BROADCAST SERV/PROGRAM — 0.0% (a)
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 5.68%, 5/1/2026 (c)	449,559	435,674
BUILDING PRODUCTS — 0.0% (a)
Quikrete Holdings, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.00%, 6/11/2028 (c)	124,375	119,979
Tamko Building Products LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 6.67%, 6/1/2026 (c)	176,810	167,674
		287,653
CASINO SERVICES — 0.0% (a)
Stars Group Holdings B.V., Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 5.89%, 7/21/2026 (c)	314,675	303,346
CHEMICALS — 0.1%
Diamond (BC) B.V., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.56%, 9/29/2028 (c)	451,588	417,493
Security Description	Principal Amount	Value
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 6/30/2027 (c)	$372,878	$339,086
Kraton Corporation, Senior Secured 2022 USD Term Loan, 3 Month USD SOFR CME + 3.25%, 6.72%, 3/15/2029 (c)	154,225	149,165
Messer Industries GmbH, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 6.17%, 3/2/2026 (c)	117,289	112,460
Olympus Water US Holding Corporation, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 7.44%, 11/9/2028 (c)	198,500	181,690
PMHC II, Inc., Senior Secured 2022 Term Loan B, 3 Month USD SOFRTE + 4.25%, 6.98%, 4/23/2029 (c)	125,000	101,446
Polar US Borrower LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 7.21%, 10/15/2025 (c)	155,880	127,302
PQ Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.5%, 5.31%, 6/9/2028 (c)	98,750	94,356
Vantage Specialty Chemicals, Inc., Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 7.17%, 10/28/2024 (c)	281,735	271,787
		1,794,785
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco, LLC, Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 5/12/2028 (c)	293,363	258,709
APX Group, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 8.75%, 7/10/2028 (c)	138,600	131,398

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
EAB Global, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 6.31%, 8/16/2028 (c)	$411,887	$386,954
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 Month USD SOFR CME + 4.00%, 7.25%, 5/4/2028 (c)	453,205	426,582
PECF USS Intermediate Holding III Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 7.37%, 12/15/2028 (c)	301,840	258,575
Spin Holdco Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 7.14%, 3/4/2028 (c)	247,213	217,856
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 7.12%, 8/27/2025 (c)	416,558	405,103
Viad Corp., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 5.00%, 8.12%, 7/30/2028 (c)	168,300	160,445
VT Topco, Inc., Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 8/1/2025 (c)	64,909	57,575
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 6.12%, 2/5/2026 (c)	171,700	159,767
		2,462,964
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp., Senior Secured 2021 Incremental Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.87%, 12/23/2027 (c)	168,300	150,208
Asurion, LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 8.37%, 1/31/2028 (c)	70,000	53,113
Security Description	Principal Amount	Value
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 8.37%, 1/20/2029 (c)	$290,000	$223,300
Garda World Security Corp., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.24%, 10/30/2026 (c)	289,126	272,818
Garda World Security Corporation, Senior Secured 2022 Term Loan B, 3 Month USD SOFR CME + 4.25%, 7.05%, 2/1/2029 (c)	155,000	144,796
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 7.42%, 11/30/2027 (c)	152,675	145,518
Packers Holdings LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 6.01%, 3/9/2028 (c)	275,857	253,875
Prometric Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 6.12%, 1/29/2025 (c)	470,128	435,456
		1,679,084
COMMUNICATIONS EQUIPMENT — 0.0% (a)
Avaya, Inc., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 7.07%, 12/15/2027 (c)	99,175	54,205
COMPUTER SERVICES — 0.0% (a)
Redstone Holdco 2 LP, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 7.53%, 4/27/2028 (c)	95,101	71,041
CONSTRUCTION & ENGINEERING — 0.0% (a)
Brown Group Holding, LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 5.62%, 6/7/2028 (c)	50,841	48,447
DG Investment Intermediate Holdings 2, Inc.:

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.87%, 3/30/2029 (c)	$60,000	$56,325
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 3/31/2028 (c)	378,103	353,409
KKR Apple Bidco LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 5.87%, 9/23/2028 (c)	188,575	180,483
		638,664
CONSTRUCTION MATERIALS — 0.0% (a)
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 Month USD SOFRTE + 4.25%, 5.95%, 9/27/2024 (c)	266,118	260,713
CONSUMER FINANCE — 0.0% (a)
Amentum Government Services Holdings LLC, Senior Secured 2022 Term Loan, 1 Month USD SOFR CME + 4.00%, 7.56%, 2/15/2029 (c)	89,775	85,959
Amentum Government Services Holdings, LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 4.00%, 8.17%, 1/29/2027 (c)	294,036	281,785
		367,744
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 6.56%, 12/1/2027 (c)	299,663	285,124
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 7.17%, 10/2/2028 (c)	218,350	196,843
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 9.92%, 10/1/2029 (c)	45,000	38,475
Security Description	Principal Amount	Value
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 3/3/2028 (c)	$435,036	$409,723
Trident TPI Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 7.67%, 9/15/2028 (c)	5,411	5,140
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 7.67%, 9/15/2028 (c)	60,691	57,649
		992,954
COSMETICS & TOILETRIES — 0.0% (a)
Solis IV BV, Senior Secured USD Term Loan B1, 3 Month SOFR CME + 3.50%, 6.34%, 2/26/2029 (c)	319,200	264,298
DISTRIBUTION/WHOLESALE — 0.0% (a)
BCPE Empire Holdings, Inc., Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR CME + 4.625%, 7.76%, 6/11/2026 (c)	34,825	33,410
DISTRIBUTORS — 0.0% (a)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 9.03%, 10/20/2028 (c)	164,175	154,178
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning, LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.87%, 12/10/2029 (c)	85,000	74,588
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 12/11/2028 (c)	359,723	333,103
Mister Car Wash Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 6.12%, 5/14/2026 (c)	340,098	328,985
		736,676

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 6.69%, 11/1/2028 (c)	$242,732	$236,269
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 5.25%, 8.37%, 10/25/2028 (c)	139,181	119,000
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 8.875%, 11.99%, 10/25/2029 (c)	159,962	147,165
Clydesdale Acquisition Holdings, Inc., Senior Secured Term Loan B, 1 Month SOFR CME + 4.18%, 7.31%, 4/13/2029 (c)	299,250	283,125
Deerfield Dakota Holding, LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR CME + 3.75%, 6.78%, 4/9/2027 (c)	421,064	398,257
DirecTV Financing, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 8.12%, 8/2/2027 (c)	247,574	231,250
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.73%, 4/21/2028 (c)	331,650	309,058
		1,724,124
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CenturyLink, Inc., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 5.37%, 3/15/2027 (c)	367,169	334,957
Cincinnati Bell, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD SOFR CME + 3.25%, 6.38%, 11/22/2028 (c)	69,139	66,503
Intelsat Jackson Holdings SA, Senior Secured 2021 Exit Term Loan B, 6 Month USD SOFR + 4.25%, 7.44%, 2/1/2029 (c)	305,183	287,178
Security Description	Principal Amount	Value
Telesat Canada, Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 5.87%, 12/7/2026 (c)	$102,573	$55,710
		744,348
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Compass Power Generation, LLC, Senior Secured 2022 Term Loan B2, 1 Month USD SOFR CME + 4.25%, 7.40%, 4/14/2029 (c)	231,377	222,809
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Carnival Corporation, Senior Secured USD Term Loan B, 6 Month USD LIBOR + 3.00%, 5.88%, 6/30/2025 (c)	141,738	129,690
Granite Holdings US Acquisition Co., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 7.69%, 9/30/2026 (c)	352,380	340,046
		469,736
ENTERTAINMENT — 0.0% (a)
AMC Entertainment Holdings, Inc., Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.76%, 4/22/2026 (c)	138,920	109,261
Fertitta Entertainment, LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 7.03%, 1/27/2029 (c)	233,825	217,579
NASCAR Holdings, Inc, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 5.62%, 10/19/2026 (c)	217,340	214,317
Sweetwater Borrower LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 7.38%, 8/7/2028 (c)	86,325	78,987
		620,144

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.0% (a)
Greystone Select Financial LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 7.74%, 6/16/2028 (c)	$88,338	$83,038
FOOD & STAPLES RETAILING — 0.0% (a)
Monogram Food Solutions LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 7.13%, 8/28/2028 (c)	258,050	249,341
United Natural Foods, Inc., Senior Secured Term Loan B, 1 Month USD SOFR CME + 3.25%, 6.40%, 10/22/2025 (c)	113,010	111,565
		360,906
FOOD-MISC/DIVERSIFIED — 0.0% (a)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.6875%, 6.80%, 5/23/2025 (c)	578,527	456,168
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Bausch & Lomb, Inc., Senior Secured Term Loan, 1 Month USD SOFR CME + 3.25%, 6.10%, 5/10/2027 (c)	264,337	246,413
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 7.67%, 10/1/2027 (c)	421,219	402,475
Zelis Healthcare Corporation, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.5%, 6.06%, 9/30/2026 (c)	418,063	403,953
		1,052,841
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corporation, Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 7.17%, 4/22/2024 (c)	121,987	98,148
Aveanna Healthcare, LLC:
Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 10.05%, 12/10/2029 (c)	$110,000	$81,400
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.80%, 7/17/2028 (c)	94,896	73,504
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 6.37%, 9/29/2028 (c)	257,400	247,827
Envision Healthcare Corp., Senior Secured 2022 Second Out Term Loan, 3 Month SOFR CME + 4.25%, 6.83%, 3/31/2027 (c)	108,876	50,627
Envision Healthcare Corporation, Senior Secured 2022 Third Out Term Loan, 3 Month USD SOFR CME + 3.75%, 6.33%, 3/31/2027 (c)	266,590	75,534
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 7.37%, 3/14/2025 (c)	108,868	94,723
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.81%, 10/2/2025 (c)	121,607	106,042
Heartland Dental LLC, Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 7.08%, 4/30/2025 (c)	288,809	268,447
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 4.88%, 3/15/2028 (c)	256,100	246,577
ICON Luxembourg SARL, Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25%, 5.92%, 7/3/2028 (c)	156,523	153,344
MED ParentCo LP, Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 7.37%, 8/31/2026 (c)	187,107	158,728
Pediatric Associates Holding Company, LLC:

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.08%, 12/29/2028 (c)	$211,699	$204,290
Senior Secured 2022 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 12/29/2028 (c)	16,038	15,477
PRA Health Sciences, Inc., Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 5.94%, 7/3/2028 (c)	38,998	38,206
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 11/16/2025 (c)	212,714	198,318
Team Health Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.87%, 2/6/2024 (c)	170,051	156,235
		2,267,427
HOME FURNISHINGS — 0.0% (a)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 6.35%, 7/31/2028 (c)	139,650	130,093
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (g)	12,963	12,092
Senior Secured 2022 Term Loan B, 7/31/2028 (g)	57,037	53,205
		195,390
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co., Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 8/17/2028 (c)	169,211	164,452
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 6.42%, 9/18/2024 (c)	154,184	142,460
Penn National Gaming, Inc., Senior Secured 2022 Term Loan B, 1 Month USD SOFR CME + 2.75%, 5.78%, 5/3/2029 (c)	74,812	72,101
Security Description	Principal Amount	Value
Peraton Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 2/1/2028 (c)	$422,726	$401,748
Playa Resorts Holding B.V., Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.87%, 4/29/2024 (c)	327,227	316,336
Scientific Games International, Inc., Senior Secured 2022 USD Term Loan, 1 Month USD SOFR CME + 3.00%, 5.91%, 4/14/2029 (c)	139,650	136,019
Travel Leaders Group, LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 7.12%, 1/25/2024 (c)	202,358	186,767
Travelport Finance (Luxembourg) SARL:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50%, 5.17%, 2/28/2025 (c)	296,807	294,334
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR, 5.21%, 5/29/2026 (c)	110	78
		1,714,295
HOUSEHOLD DURABLES — 0.0% (a)
Springs Windows Fashions LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 7.60%, 10/6/2028 (c)	$118,272	93,080
HOUSEHOLD PRODUCTS — 0.0% (a)
Conair Holdings, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 7.42%, 5/17/2028 (c)	183,150	155,334
TGP Holdings III LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 6/29/2028 (c)	84,643	67,413

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TGP Holdings III, LLC, Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 6/29/2028 (c)	$2,790	$2,222
		224,969
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (a)
Calpine Corp., Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 5.12%, 8/12/2026 (c)	77,600	74,651
INSURANCE — 0.1%
Acrisure, LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.62%, 2/15/2027 (c)	304,352	279,115
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 7.37%, 2/15/2027 (c)	138,950	130,960
Alliant Holdings Intermediate, LLC, Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 6.49%, 11/6/2027 (c)	153,450	145,778
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 5.37%, 2/19/2028 (c)	310,897	298,161
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.62%, 2/12/2027 (c)	321,959	305,458
Senior Secured 2022 Term Loan, 1 Month USD SOFR CME + 3.50%, 6.53%, 2/12/2027 (c)	104,475	99,154
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.25%, 6.98%, 11/16/2027 (c)	423,047	395,550
		1,654,176
INTERACTIVE MEDIA & SERVICES — 0.0% (a)
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (g)	24,474	734
Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.0% (a)
PUG LLC, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.500%, 6.62%, 2/12/2027 (c)	$312,780	$273,682
INTERNET & TELECOM — 0.0% (a)
Cablevision Lightpath LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 6.07%, 11/30/2027 (c)	388,088	373,171
CNT Holdings I Corp, Senior Secured 2020 Term Loan, 1 Month USD SOFR CME + 3.50%, 6.25%, 11/8/2027 (c)	216,700	207,045
		580,216
IT SERVICES — 0.1%
Access CIG, LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.82%, 2/27/2025 (c)	79,149	76,002
Blackhawk Network Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD SOFR CME + 3.00%, 6.03%, 6/15/2025 (c)	304,967	285,907
VS Buyer LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 6.12%, 2/28/2027 (c)	507,202	492,620
		854,529
LEISURE INDUSTRY — 0.0% (a)
Carnival Corp., Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 3.25%, 6.13%, 10/18/2028 (c)	294,637	260,018
LEISURE&REC/GAMES — 0.0% (a)
Scientific Games Holdings LP, Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 3.50%, 5.62%, 4/4/2029 (c)	155,000	143,956

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.0% (a)
eResearchTechnology, Inc., Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.62%, 2/4/2027 (c)	$29,547	$27,642
Parexel International Corp., Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 11/15/2028 (c)	383,075	366,436
		394,078
MACHINERY — 0.1%
Alliance Laundry Systems LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.5%, 5.96%, 10/8/2027 (c)	116,614	112,047
American Trailer World Corp., Senior Secured Term Loan B, 1 Month USD SOFR CME + 3.75%, 6.88%, 3/3/2028 (c)	107,692	98,404
Columbus McKinnon Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 6.44%, 5/14/2028 (c)	32,107	31,465
Filtration Group Corporation, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR, 6.12%, 3/29/2025 (c)	389,311	374,955
Grinding Media Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 7.70%, 10/12/2028 (c)	237,600	212,652
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 5.83%, 7/14/2028 (c)	2,272	2,176
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75%, 5.83%, 7/14/2028 (c)	118,591	113,581
Madison IAQ LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 6.82%, 6/21/2028 (c)	360,438	333,983
Security Description	Principal Amount	Value
Titan Acquisition Limited, Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 5.88%, 3/28/2025 (c)	$283,977	$255,549
Waterlogic Holdings Limited, Senior Secured 2021 USD Term Loan B2, 1 Month USD LIBOR + 4.75%, 7.87%, 8/17/2028 (c)	374,720	369,801
		1,904,613
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 6.31%, 8/21/2026 (c)	239,564	214,709
MEDIA — 0.1%
Charter Communications Operating, LLC, Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 4.87%, 2/1/2027 (c)	183,580	177,078
Diamond Sports Group, LLC, Senior Secured 2022 2nd Lien Term Loan, 1 Month USD SOFRTE + 3.25%, 5.95%, 8/24/2026 (c)	171,929	34,324
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 10/20/2025 (c)	143,509	133,194
Radiate Holdco, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 9/25/2026 (c)	227,653	211,149
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 5.62%, 9/30/2026 (c)	128,080	121,676
Univision Communications, Inc., Senior Secured 2022 First Lien Term Loan B, 3 Month USD SOFR CME + 4.25%, 7.79%, 6/24/2029 (c)	44,887	43,878

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 5.32%, 4/30/2028 (c)	$190,000	$181,735
		903,034
METALS & MINING — 0.0% (a)
Tiger Acquisition LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 6.37%, 6/1/2028 (c)	116,796	108,593
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Radiology Partners, Inc, Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 7.32%, 7/9/2025 (c)	306,250	259,394
OIL, GAS & CONSUMABLE FUELS — 0.1%
Gulf Finance LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 6.75%, 9.87%, 8/25/2026 (c)	174,507	139,076
Oryx Midstream Services Permian Basin, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 6.21%, 10/5/2028 (c)	188,571	183,327
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 6.13%, 6/23/2025 (c)	591,388	567,732
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.75%, 9.13%, 6/22/2026 (c)	166,987	161,594
		1,051,729
PERSONAL PRODUCTS — 0.0% (a)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.82%, 12/22/2026 (c)	442,211	411,380
Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.1%
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 5/5/2028 (c)	$512,167	$496,024
Organon & Co, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 6.19%, 6/2/2028 (c)	534,386	523,698
Pathway Vet Alliance LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 7.42%, 3/31/2027 (c)	191,851	170,028
Perrigo Investments, LLC, Senior Secured Term Loan B, 1 Month USD SOFR CME + 2.50%, 5.63%, 4/20/2029 (c)	104,738	103,428
PetVet Care Centers LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 6.62%, 2/14/2025 (c)	222,377	206,533
Southern Veterinary Partners LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 7.12%, 10/5/2027 (c)	54,359	51,573
		1,551,284
PIPELINES — 0.1%
BCP Renaissance Parent LLC, Senior Secured 2022 Term Loan B3, 3 Month USD SOFR CME + 3.50%, 7.05%, 10/31/2026 (c)	138,915	133,631
CQP Holdco LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 7.42%, 6/5/2028 (c)	274,329	265,204
Freeport LNG Investments, LLLP, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 6.21%, 12/21/2028 (c)	212,139	196,911
GIP II Blue Holding, L.P, Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 8.17%, 9/29/2028 (c)	116,317	114,863
		710,609

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 0.0% (a)
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.32%, 8/31/2028 (c)	$337,450	$317,718
Trans Union, LLC, Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 5.37%, 12/1/2028 (c)	149,136	144,756
		462,474
PUBLISHING-BOOKS — 0.0% (a)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 4.50%, 7.63%, 2/19/2026 (c)	164,190	163,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (a)
Bright Bidco B.V.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.51%, 6/30/2024 (c)	159,778	55,773
Senior Secured 2022 Delayed Draw DIP Term Loan, 2/28/2023 (g)	6,597	6,597
Senior Secured 2022 DIP Term Loan, 2/28/2023 (g)	11,544	11,544
		73,914
RETAIL-BUILDING PRODUCTS — 0.0% (a)
LBM Acquisition, LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 7.12%, 12/17/2027 (c)	251,295	220,575
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 5.53%, 12/28/2027 (c)	290,573	248,076
		468,651
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (a)
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 8/27/2025 (c)	139,909	137,876
Security Description	Principal Amount	Value
SOFTWARE — 0.4%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 6.67%, 9/19/2024 (c)	$277,890	$271,639
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50%, 9.17%, 9/19/2025 (c)	210,000	207,585
Artera Services LLC, Senior Secured Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 7.17%, 3/6/2025 (c)	187,551	153,698
Atlas Purchaser, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.25%, 8.12%, 5/8/2028 (c)	296,250	233,667
Banff Merger Sub, Inc., Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 10/2/2025 (c)	176,806	168,033
Castle US Holding Corporation, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 1/29/2027 (c)	570,596	462,896
CDK Global, Inc., Senior Secured 2022 USD Term Loan B, 3 Month SOFR CME + 4.50%, 6.61%, 7/6/2029 (c)	145,000	140,024
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 7.81%, 7/14/2026 (c)	340,717	309,361
Constant Contact, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 6.42%, 2/10/2028 (c)	284,840	254,932
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 10/16/2028 (c)	338,300	285,863
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.90%, 10/16/2026 (c)	93,325	89,294

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 9.90%, 2/19/2029 (c)	$190,000	$178,125
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.87%, 6/13/2024 (c)	256,699	224,098
Senior Secured USD 2nd Lien Term Loan, 1 Week USD LIBOR + 7.25%, 8.49%, 6/13/2025 (c)	105,000	86,429
First Advantage Holdings LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR, 5.87%, 1/31/2027 (c)	275,667	267,857
GoTo Group, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 7.80%, 8/31/2027 (c)	128,474	89,796
Grab Holdings, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.5%, 7.62%, 1/29/2026 (c)	300,425	282,964
Greeneden U.S. Holdings II, LLC, Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 7.12%, 12/1/2027 (c)	445,956	425,848
Helios Software Holdings, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR CME + 3.75%, 7.45%, 3/11/2028 (c)	513,714	487,389
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 7/1/2024 (c)	349,070	338,926
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 9.37%, 7/7/2025 (c)	45,000	44,400
I-Logic Technologies Bidco Ltd., Senior Secured 2021 USD Term Loan B, 3 Month SOFR CME + 4.00%, 7.70%, 2/16/2028 (c)	162,500	156,163
Informatica, LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.88%, 10/27/2028 (c)	328,350	319,732
Security Description	Principal Amount	Value
ION Trading Finance Ltd., Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75%, 8.42%, 4/3/2028 (c)	$474,000	$441,294
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.33%, 12/1/2027 (c)	132,682	104,004
McAfee, LLC, Senior Secured 2022 USD Term Loan B, 1 Month SOFR CME + 3.75%, 6.36%, 3/1/2029 (c)	279,300	255,509
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00%, 7.12%, 12/18/2028 (c)	213,925	197,346
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 9.57%, 10/15/2029 (c)	40,000	37,550
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.73%, 10/15/2028 (c)	290,193	263,786
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 5.94%, 12/29/2027 (c)	142,825	136,755
Polaris Newco, LLC, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 4.00%, 7.67%, 6/2/2028 (c)	569,250	526,795
Renaissance Holding Corp., Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 10.12%, 5/29/2026 (c)	150,000	144,062
Sophia, L.P., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.17%, 10/7/2027 (c)	422,757	407,432
Surf Holdings LLC, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 6.67%, 3/5/2027 (c)	169,669	164,474

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ultimate Software Group, Inc., Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25%, 7.54%, 5/3/2027 (c)	$70,000	$66,558
		8,224,284
SPECIALTY RETAIL — 0.1%
Great Outdoors Group, LLC, Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 6.87%, 3/6/2028 (c)	456,897	423,772
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75%, 7.52%, 7/7/2028 (c)	237,600	158,301
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 7/21/2028 (c)	192,319	179,938
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.92%, 4/15/2028 (c)	89,639	72,608
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.87%, 2/11/2028 (c)	297,000	282,089
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 3.25%, 6.06%, 2/17/2028 (c)	167,450	153,217
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 5.62%, 10/20/2028 (c)	237,600	211,197
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.31%, 6/2/2028 (c)	267,300	247,420
Staples, Inc., Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00%, 7.78%, 4/16/2026 (c)	207,321	182,810
Victoria's Secret & Co., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 6.39%, 8/2/2028 (c)	207,900	195,166
Security Description	Principal Amount	Value
Whatabrands, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 8/3/2028 (c)	$292,788	$271,743
		2,378,261
STEEL-PRODUCERS — 0.0% (a)
Phoenix Services International, LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 8.25%, 3/1/2025 (c)	394,845	78,229
TELECOM SERVICES — 0.0% (a)
Connect Finco SARL, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.5%, 6.62%, 12/11/2026 (c)	141,375	132,010
TELECOMMUNICATION EQUIP — 0.1%
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 5.79%, 5/1/2024 (c)	296,875	271,799
Delta Topco, Inc., Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.83%, 12/1/2027 (c)	214,610	195,295
Delta TopCo, Inc., Senior Secured 2020 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 10.33%, 12/1/2028 (c)	65,000	57,742
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 6.56%, 4/30/2028 (c)	168,922	164,277
		689,113
THRIFTS & MORTGAGE FINANCE — 0.0% (a)
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 5.38%, 12/16/2028 (c)	114,138	111,284

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORT-AIR FREIGHT — 0.0% (a)
Kestrel Bidco, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 6.12%, 12/11/2026 (c)	$120,427	$106,744
TRANSPORT-SERVICES — 0.1%
Echo Global Logistics, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 11/23/2028 (c)	203,975	192,247
Edelman Financial Center, LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.87%, 7/20/2026 (c)	295,000	262,550
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.62%, 4/7/2028 (c)	188,541	173,537
Edgewater Generation, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 12/13/2025 (c)	148,603	131,151
EG America, LLC, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 7.67%, 2/7/2025 (c)	175,740	164,427
EG Group Limited, Senior Secured 2021 Term Loan, 1 Month USD LIBOR, 7.92%, 3/31/2026 (c)	153,461	143,742
Eisner Advisory Group LLC, Senior Secured Term Loan, 1 Month USD SOFR CME + 5.25%, 8.40%, 7/28/2028 (c)	158,400	151,273
Element Materials Technology Group U.S. Holdings, Inc.:
Senior Secured 2022 USD Delayed Draw Term Loan B, 1 Month USD SOFR, 7/6/2029 (c)	41,053	38,743
Senior Secured 2022 USD Term Loan, 7/6/2029 (g)	88,947	83,944
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.18%, 2/10/2028 (c)	262,579	223,192
Security Description	Principal Amount	Value
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR, 5.62%, 8/3/2028 (c)	$113,850	$109,824
ExGen Renewables IV, LLC, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.5%, 5.57%, 12/15/2027 (c)	198,332	194,688
LaserShip, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.50%, 10.38%, 5/7/2029 (c)	40,000	31,200
Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.50%, 7.38%, 5/7/2028 (c)	138,600	117,984
		2,018,502
TOTAL SENIOR FLOATING RATE LOANS (Cost $55,306,532)		50,974,486
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
Federal Home Loan Mortgage Corp.:
2.50%, 9/1/2050	13,879,593	11,690,667
3.00%, 11/1/2042	6,414,399	5,734,234
3.00%, 12/1/2042	5,431,608	4,807,209
3.00%, 1/1/2045	743,359	659,363
3.00%, 2/1/2045	517,654	458,755
3.00%, 3/1/2045	506,292	448,686
3.00%, 4/1/2045	14,395,711	12,766,023
3.00%, 5/1/2045	1,991,430	1,764,844
3.00%, 8/1/2045	5,769,000	5,112,600
3.00%, 7/1/2047	2,013,670	1,782,185
3.00%, 6/1/2051	18,408,118	16,076,602
3.50%, 2/1/2045	833,472	764,403
3.50%, 4/1/2045	12,202,960	11,179,556
3.50%, 6/1/2045	6,418,364	5,880,087
3.50%, 10/1/2045	6,461,826	5,919,904
3.50%, 2/1/2046	3,291,360	3,012,916
4.00%, 4/1/2047	9,630,413	9,081,944
4.00%, 7/1/2047	2,249,010	2,120,925
4.00%, 10/1/2047	4,992,172	4,707,859
4.50%, 6/1/2044	934,227	913,062
COR, 4.50%, 10/1/2052	18,404,546	17,526,527
Series 326, Class 300, CMO, 3.00%, 3/15/2044	10,559,328	9,589,338
Series 3852, Class NS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 3.18%, 5/15/2041 (c)	3,462,479	321,546

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	$2,297,773	$2,183,042
Series 3935, Class SJ, CMO, IO, REMIC, 1 Month USD LIBOR + 6.65%, 3.83%, 5/15/2041 (c)	629,451	24,323
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	6,193,325	5,766,513
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,316,238	3,384,627
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	30,993,728	29,894,278
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,765,303	3,222,724
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,806,112	11,982,496
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	19,549	19,517
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	802,427	782,621
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	3,752,504	3,511,328
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,870,616	13,277,588
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	3,685,453	3,463,297
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	3,411,628	3,169,177
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,903,755	7,287,663
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	3,304,286	3,136,587
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	3,108,933	2,925,032
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	5,603,169	5,254,904
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,476,158	12,997,441
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	3,140,934	2,805,898
Security Description	Principal Amount	Value
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60%, 0.32%, 8/25/2051 (c)	$83,533,836	$1,188,521
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	7,871,423
1.91%, 12/1/2031	10,000,000	8,070,170
1.98%, 10/1/2033	19,500,000	15,393,221
2.22%, 12/1/2029	5,400,000	4,639,301
2.44%, 1/1/2032	16,600,000	14,013,968
2.50%, 10/1/2040	19,794,671	17,055,362
2.50%, 9/1/2046	1,880,274	1,575,598
2.50%, 2/1/2047	4,776,427	4,071,469
2.50%, 11/1/2050	8,210,363	6,978,194
2.50%, 2/1/2051	11,165,115	9,404,002
2.50%, 5/1/2051	8,565,754	7,221,361
2.80%, 11/1/2039	10,034,000	7,929,286
3.00%, 5/1/2035	3,178,980	2,898,310
3.00%, 10/1/2041	9,620,960	8,515,217
3.00%, 3/1/2043	2,326,053	2,077,311
3.00%, 7/1/2043	2,308,506	2,039,590
3.00%, 1/1/2045	70,067	61,557
3.00%, 3/1/2045	666,804	590,317
3.00%, 4/1/2045	1,393,940	1,223,720
3.00%, 7/1/2045	12,602,777	11,255,069
3.00%, 10/1/2046	2,418,500	2,140,540
3.00%, 2/1/2047	8,760,719	7,753,844
3.00%, 11/1/2048	5,369,009	4,751,945
3.00%, 10/1/2049	3,671,906	3,204,466
3.00%, 4/1/2053	11,436,095	10,213,148
3.50%, 9/1/2034	895,558	842,142
3.50%, 12/1/2034	766,337	720,629
3.50%, 2/1/2035	515,104	484,381
3.50%, 1/1/2045	5,282,836	4,840,332
3.50%, 2/1/2045	1,566,730	1,435,496
3.50%, 6/1/2045	6,391,226	5,848,962
3.88%, 10/1/2030	11,560,000	11,045,877
4.50%, 3/1/2044	748,033	730,359
4.50%, 6/1/2044	273,410	266,949
4.50%, 7/1/2044	298,091	291,048
4.50%, 2/1/2045	493,586	481,923
3.00%, 6/1/2051	16,547,643	14,430,236
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,167,012	1,098,508
Series 2011-51, Class CI, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 2.92%, 6/25/2041 (c)	2,064,673	193,326
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,531,327	1,403,771

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2012-151, Class SB, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 2.15%, 1/25/2043 (c)	$20,907	$10,541
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,642,907	16,834,208
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	1,260,220	1,217,429
Series 2013-30, Class PS, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 2.15%, 4/25/2043 (c)	611,451	370,994
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,824,124	3,424,928
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,661,040	4,157,700
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,361,918	2,217,402
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,798,140	3,566,727
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,826,328	3,438,904
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	2,137,587	2,069,996
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	161,941	160,816
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	4,670,765	4,510,701
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	2,422,362	2,373,582
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (c)	2,172,499	2,149,712
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	9,305,251	8,111,108
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	10,290,734	8,810,074
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	17,066,455	14,992,473
Government National Mortgage Association:
2.50%, 3/20/2051	9,583,315	8,283,385
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	1,511,158	1,461,648
Security Description	Principal Amount	Value
Series 2014-43, Class PS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.18%, 3.17%, 7/20/2042 (c)	$1,681,590	$49,649
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20%, 3.19%, 8/20/2050 (c)	7,779,874	889,575
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30%, 3.29%, 11/20/2050 (c)	28,547,067	3,527,909
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	35,181,092	3,780,920
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00%, 1.99%, 11/20/2050 (c)	9,619,212	754,423
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30%, 3.29%, 12/20/2050 (c)	33,911,823	4,117,613
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR + 4.20%, 1.19%, 1/20/2051 (c)	8,798,967	467,057
Series 2021-143, Class IO, IO, VRN, 0.97%, 10/16/2063 (c)	84,908,002	6,036,700
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	49,065,245	5,781,569
Series 2021-40, Class IO, IO, VRN, 0.82%, 2/16/2063 (c)	74,036,350	4,813,892
Series 2021-44, Class IQ, COR, 3.00%, 3/20/2051	9,685,648	1,412,999
Series 2021-57, Class AI, COR, 2.00%, 2/20/2051	9,646,227	1,077,416
Series 2021-60, Class IO, IO, VRN, 0.83%, 5/16/2063 (c)	57,217,809	3,759,587
Series 2021-79, Class IO, IO, 0.91%, 8/16/2063 (c)	84,937,156	5,993,317
Series 2021-80, Class IO, IO, VRN, 0.90%, 12/16/2062 (c)	89,612,773	6,284,520
Series 2021-85, Class IO, IO, VRN, 0.68%, 3/16/2063 (c)	102,028,315	6,266,182
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (c)	42,289,867	2,372,273
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $705,934,361)		599,207,069

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 19.0%
Treasury Bonds:
2.88%, 5/15/2052	$110,000,000	$92,210,938
3.00%, 8/15/2052	117,000,000	100,985,625
Treasury Notes:
2.88%, 6/15/2025	4,000,000	3,857,813
2.88%, 5/15/2032	125,000,000	115,644,531
3.25%, 6/30/2027	8,100,000	7,807,641
U.S. Treasury Bills Zero Coupon, 4/6/2023	7,200,000	7,057,642
U.S. Treasury Notes:
2.63%, 7/31/2029	7,700,000	7,076,781
2.75%, 7/31/2027	6,400,000	6,027,000
2.75%, 8/15/2032	5,500,000	5,031,641
3.00%, 7/31/2024	6,500,000	6,355,273
3.00%, 7/15/2025	9,700,000	9,375,656
3.13%, 8/15/2025	6,300,000	6,107,063
3.13%, 8/31/2027	5,700,000	5,467,992
3.13%, 8/31/2029	5,800,000	5,506,375
3.25%, 8/31/2024	4,800,000	4,713,187
TOTAL U.S. TREASURY OBLIGATIONS (Cost $398,872,417)		383,225,158
MORTGAGE-BACKED SECURITIES — 15.0%
Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,763,994	1,348,061
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,240,512	1,984,252
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,605,527	1,581,816
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,360,414	1,314,383
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42%, 3.41%, 5/20/2046 (c)	1,833,060	1,497,223
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (d)	1,926,031	1,427,830
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,615,789	2,645,367
BANK Series 2017-BNK6, Class XA, IO, 0.91%, 7/15/2060 (c)	49,636,419	1,340,493
Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 3.97%, 8/15/2036 (b) (c)	$925,000	$899,785
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.17%, 1/26/2037 (b) (c)	6,180,096	5,336,931
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.91%, 9/15/2037 (b) (c)	30,577	30,087
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 Month USD LIBOR + 0.46%, 3.54%, 7/25/2037 (c)	7,817,623	2,324,972
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	707,013	534,356
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,191,950	1,355,534
CHL Mortgage Pass-Through Trust:
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,506,818	1,715,748
Series 2007-HYB1, Class 2A1, CMO, 3.18%, 3/25/2037 (c)	1,083,474	898,607
Citigroup Mortgage Loan Trust:
Series 2007-10, Class 2A2A, CMO, 3.88%, 9/25/2037 (c)	2,125,718	1,775,663
Series 2007-AR4, Class 1A1A, CMO, 3.33%, 3/25/2037 (c)	1,271,393	1,086,582
Series 2007-AR5, Class 1A2A, CMO, 3.12%, 4/25/2037 (c)	632,847	522,960
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (b) (c)	1,052,236	970,577
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,839,524	2,939,136
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (b) (d)	17,882,483	15,812,550
Series 2022-3, Class M1, 4.21%, 2/25/2067 (b) (c)	10,023,000	7,928,391

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.92%, 9/15/2033 (b) (c)	$347,000	$326,971
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, CMO, SOFR30A + 3.00%, 5.28%, 1/25/2042 (b) (c)	12,000,000	10,939,992
Credit Suisse Mortgage Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (b) (c)	5,433,628	4,967,898
Credit Suisse Mortgage Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (d)	12,086,712	11,520,034
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (c)	55,229,215	1,571,124
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,253,069	1,108,166
CSMC Trust:
Series 2020-RPL2, Class A12, CMO, 3.45%, 2/25/2060 (b) (c)	9,203,308	9,000,220
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (c)	9,204,343	8,708,034
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	5,094,526	4,834,874
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 Month USD LIBOR + 0.64%, 3.72%, 6/25/2037 (c)	3,640,908	3,119,979
Federal Home Loan Mortgage Corp.:
Series 2021-HQA4, Class M2, CMO, SOFR30A + 2.35%, 4.63%, 12/25/2041 (b) (c)	5,000,000	4,153,755
Series 2022-DNA2, Class M2, SOFR30A + 3.75%, 6.03%, 2/25/2042 (b) (c)	9,500,000	8,413,750
Series 2022-DNA3, Class M1B, SOFR30A + 2.90%, 5.18%, 4/25/2042 (b) (c)	20,000,000	18,842,897
Security Description	Principal Amount	Value
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (b) (c)	$3,000,000	$2,576,788
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	2,650,000	2,138,127
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (b) (c)	618,627	574,833
Government National Mortgage Association:
Series 2021-30, Class KI, 3.00%, 2/20/2051	9,405,770	1,516,828
Series 2021-8, Class KX, 3.00%, 1/20/2051	12,134,270	1,725,308
Series 2022-91, Class IO, 0.43%, 7/16/2064 (c)	82,721,343	4,415,484
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 5.55%, 12/15/2036 (b) (c)	100,000	95,356
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.23%, 8/10/2050 (c)	38,803,657	1,430,250
Series 2018-TWR, Class A, 1 Month USD LIBOR + 1.15%, 3.97%, 7/15/2031 (b) (c)	283,000	277,799
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.85%, 4.67%, 7/15/2031 (b) (c)	650,000	601,281
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.35%, 5.17%, 7/15/2031 (b) (c)	650,000	590,807
Series 2018-TWR, Class F, 1 Month USD LIBOR + 3.05%, 5.87%, 7/15/2031 (b) (c)	650,000	571,330
Series 2018-TWR, Class G, 1 Month USD LIBOR + 4.17%, 6.99%, 7/15/2031 (b) (c)	650,000	533,000
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 3.52%, 8/25/2046 (c)	13,883,948	3,326,177
Series 2007-AR1, Class 2A1, 3.03%, 3/25/2047 (c)	4,389,555	2,955,256

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	$21,352,052	$7,593,699
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.10%, 4/25/2036 (c)	1,201,268	1,058,207
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class A, 1 Month SOFR + 0.6%, 3.44%, 4/15/2037 (b) (c)	2,370,000	2,264,442
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (b) (c)	8,492,000	7,734,445
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 Month USD LIBOR + 0.66%, 3.74%, 6/25/2046 (c)	5,590,782	3,838,590
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 3.40%, 11/25/2036 (c)	7,160,436	6,431,767
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.79%, 12/15/2049 (c)	47,741,278	1,028,926
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.84%, 1/26/2051 (b) (c)	14,083,504	12,764,413
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (b) (c)	774,912	721,831
NRPL Trust Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (b) (d)	3,451,859	3,437,613
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 5.86%, 5/27/2023 (b) (c)	1,328,098	1,274,558
Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 5.98%, 2/27/2024 (b) (c)	937,810	917,610
PRPM LLC:
Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (b) (d)	3,441,679	3,272,607
Security Description	Principal Amount	Value
Series 2022-1, Class A1, 3.72%, 2/25/2027 (b) (d)	$16,016,547	$14,908,353
RALI Trust Series 2005-QA7, Class A22, CMO, 3.58%, 7/25/2035 (c)	2,049,767	1,872,103
Residential Asset Securitization Trust Series 2005-A16, Class A3, Class A3, 6.00%, 2/25/2036	3,007,314	1,244,232
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	16,083,581	14,228,598
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	6,673,636	5,668,004
Seasoned Credit Risk Transfer Trust Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	10,829,436	9,197,704
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (c)	203,064	200,939
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 3.67%, 7/19/2034 (c)	1,244,210	1,189,752
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.69%, 6/15/2050 (c)	17,440,589	931,789
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (d)	18,537,598	16,989,600
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 2.61%, 11/25/2036 (c)	3,594,435	3,119,050
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-1, Class 4CB, 6.50%, 2/25/2036	5,182,807	3,794,529
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.46%, 3.54%, 2/25/2037 (c)	4,322,001	3,069,106

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	$737,096	$690,033
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (d)	2,575,363	590,757
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,934,715	3,429,454
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.10%, 8/25/2037 (c)	836,955	784,141
TOTAL MORTGAGE-BACKED SECURITIES (Cost $347,692,738)		302,354,474
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.3%
ACRE Commercial Mortgage, Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 4.39%, 12/18/2037 (b) (c)	3,000,000	2,867,307
BANK:
Series 2017-BNK4, Class XA, IO, 1.49%, 5/15/2050 (c)	26,693,805	1,143,335
Series 2021-BN35, Class XA, IO, VRN, 1.15%, 6/15/2064 (c)	9,203,619	557,081
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.38%, 2/15/2051 (c)	2,545,000	2,233,800
Series 2020-B19, Class XA, IO, VRN, 1.89%, 9/15/2053 (c)	19,977,900	1,593,274
Series 2021-B24, Class XA, IO, VRN, 1.27%, 3/15/2054 (c)	3,385,759	214,869
BX Commercial Mortgage Trust:
Series 2021-21M, Class H, 1 Month USD LIBOR + 4.01%, 6.83%, 10/15/2036 (b) (c)	2,873,000	2,675,511
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00%, 4.82%, 9/15/2036 (b) (c)	1,923,000	1,806,082
Security Description	Principal Amount	Value
Series 2021-VOLT, Class F, 1 Month USD LIBOR + 2.40%, 5.22%, 9/15/2036 (b) (c)	$1,923,000	$1,815,622
Series 2021-XL2, Class E, 1 Month USD LIBOR + 1.85%, 4.66%, 10/15/2038 (b) (c)	2,690,238	2,510,759
BX Trust:
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15%, 6.09%, 7/15/2034 (b) (c)	1,195,111	1,182,474
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (b) (c)	3,830,000	3,004,697
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.38%, 5/10/2050 (c)	13,511,810	572,139
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.14%, 1/10/2048 (c)	22,603,641	606,961
Series 2016-C4, Class XA, IO, 1.77%, 5/10/2058 (c)	10,059,485	443,047
Series 2017-C8, Class XA, IO, 1.65%, 6/15/2050 (c)	21,945,463	1,099,819
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.57%, 2/10/2048 (c)	2,541,000	2,382,824
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (b) (c)	423,700	372,381
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (c)	1,500,000	1,356,808
Series 2015-GC33, Class C, 4.73%, 9/10/2058 (c)	1,500,000	1,364,990
Series 2016-GC36, Class XA, IO, 1.37%, 2/10/2049 (c)	19,737,484	616,915
Series 2020-555, Class E, 3.62%, 12/10/2041 (b) (c)	2,047,000	1,410,726
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.24%, 10/10/2046 (c)	24,934,461	188,400
Series 2015-CR22, Class XA, IO, 0.96%, 3/10/2048 (c)	7,327,886	114,103
Series 2015-CR26, Class XA, IO, 1.05%, 10/10/2048 (c)	19,110,168	402,339

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-DC1, Class C, VRN, 4.44%, 2/10/2048 (c)	$644,000	$596,794
Series 2015-DC1, Class XA, IO, 1.13%, 2/10/2048 (c)	6,150,984	106,497
Series 2016-DC2, Class XA, IO, 1.09%, 2/10/2049 (c)	14,997,395	358,413
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (b) (c)	1,388,000	1,288,055
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (b) (c)	2,316,000	2,106,388
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	845,442
Series 2015-C4, Class XA, IO, 0.96%, 11/15/2048 (c)	31,810,932	630,635
Series 2019-C17, Class XA, IO, VRN, 1.50%, 9/15/2052 (c)	29,982,961	1,966,126
CSMC 2017-TIME Series 2017-TIME, Class A, 3.65%, 11/13/2039 (b)	2,977,000	2,487,736
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (b)	2,388,354	2,150,518
CSMC 2021-B33:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (b)	632,000	533,172
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (b)	2,250,000	1,767,982
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.65%, 10/10/2034 (b) (c)	463,000	420,458
DOLP Trust:
Series 2021-NYC, Class D, VRN, 3.70%, 5/10/2041 (b) (c)	1,000,000	762,968
Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (b) (c)	1,000,000	719,346
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (b) (c)	1,147,000	827,547
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 5.95%, 12/15/2036 (b) (c)	100,000	96,076
Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.60%, 2/10/2046 (c)	$9,417,685	$10,973
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.84%, 9/10/2047 (c)	25,700,877	271,205
Series 2015-GC32, Class XA, IO, 0.86%, 7/10/2048 (c)	21,468,049	346,767
Series 2015-GC34, Class XA, IO, 1.37%, 10/10/2048 (c)	15,202,343	440,180
Series 2015-GS1, Class XA, IO, 0.91%, 11/10/2048 (c)	25,341,470	500,024
Series 2016-GS3, Class XA, IO, 1.32%, 10/10/2049 (c)	23,849,397	879,775
Series 2019-GC38, Class XA, IO, 1.11%, 2/10/2052 (c)	40,306,775	1,802,586
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 5.97%, 11/15/2036 (b) (c)	2,603,321	2,479,427
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (c)	3,000,000	2,866,662
Series 2015-JP1, Class XA, IO, 1.05%, 1/15/2049 (c)	14,970,145	355,338
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (c)	2,899,000	2,549,675
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (c)	1,055,000	1,008,903
Series 2014-C25, Class XA, IO, 0.96%, 11/15/2047 (c)	4,544,704	62,992
Series 2015-C28, Class XA, IO, 1.09%, 10/15/2048 (c)	8,221,974	130,943
Series 2015-C30, Class XA, IO, 0.58%, 7/15/2048 (c)	22,330,885	229,694
Series 2015-C32, Class C, 4.81%, 11/15/2048 (c)	1,132,000	873,020
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.65%, 6/15/2049 (c)	15,950,487	634,519

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.95%, 3/10/2050 (b) (c)	$35,050,556	$767,022
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (b) (c)	2,462,000	2,030,088
Series 2020-1MW, Class D, VRN, 2.41%, 9/10/2039 (b) (c)	2,462,000	1,982,466
Med Trust Series 2021-MDLN, Class G, 1 Month USD LIBOR + 5.25%, 8.07%, 11/15/2038 (b) (c)	2,864,000	2,658,062
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.71%, 10/15/2046 (c)	11,692,256	34,348
Series 2013-C7, Class XA, IO, 1.38%, 2/15/2046 (c)	9,504,227	9,383
Series 2015-C20, Class C, 4.60%, 2/15/2048 (c)	500,000	469,083
Series 2016-C28, Class XA, IO, 1.31%, 1/15/2049 (c)	18,230,007	536,678
Series 2016-C30, Class XA, IO, 1.49%, 9/15/2049 (c)	17,032,343	674,109
Series 2016-C31, Class C, 4.41%, 11/15/2049 (c)	3,358,000	2,786,600
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.02%, 12/15/2048 (c)	23,324,288	510,400
Series 2019-L3, Class XA, IO, 0.76%, 11/15/2052 (c)	55,765,214	1,910,402
Series 2020-HR8, Class XA, IO, VRN, 1.97%, 7/15/2053 (c)	13,614,720	1,399,901
Series 2020-L4, Class XA, IO, VRN, 1.20%, 2/15/2053 (c)	33,010,322	2,018,796
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 5.02%, 1/15/2036 (b) (c)	1,599,000	1,506,631
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	394,293
Security Description	Principal Amount	Value
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (b)	$1,989,000	$1,403,649
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (b)	1,989,000	1,320,017
SREIT Trust Series 2021-MFP, Class D, 1 Month USD LIBOR + 1.58%, 4.40%, 11/15/2038 (b) (c)	2,864,000	2,687,308
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.24%, 10/15/2050 (c)	20,995,340	846,512
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (b) (c)	2,491,282	2,164,131
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.34%, 2/15/2048 (c)	7,186,834	159,970
Series 2015-LC20, Class XA, IO, 1.43%, 4/15/2050 (c)	6,401,776	127,583
Series 2015-NXS1, Class XA, IO, 1.21%, 5/15/2048 (c)	6,801,111	136,164
Series 2015-NXS2, Class XA, IO, 0.77%, 7/15/2058 (c)	21,523,979	278,725
Series 2015-P2, Class XA, IO, 1.09%, 12/15/2048 (c)	14,445,674	345,310
Series 2016-BNK1, Class XB, IO, VRN, 1.47%, 8/15/2049 (c)	19,849,000	838,588
Series 2016-C33, Class XA, IO, 1.75%, 3/15/2059 (c)	10,887,103	461,346
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,598,675
Series 2016-LC24, Class C, VRN, 4.58%, 10/15/2049 (c)	1,900,000	1,667,668
Series 2017-C38, Class XA, IO, 1.12%, 7/15/2050 (c)	34,551,142	1,241,287
Series 2017-RC1, Class XA, IO, 1.62%, 1/15/2060 (c)	18,818,214	928,068
Series 2019-C50, Class XA, IO, 1.60%, 5/15/2052 (c)	28,059,716	1,864,436
Series 2020-C58, Class XA, IO, VRN, 2.00%, 7/15/2053 (c)	19,946,913	2,047,872

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.13%, 3/15/2047 (c)	$7,154,054	$63,041
Series 2014-C21, Class XA, IO, 1.17%, 8/15/2047 (c)	13,343,395	186,558
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $162,864,237)		106,698,269
	Shares
SHORT-TERM INVESTMENT — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (h) (i) (Cost $120,825,631)	120,825,631	120,825,631
TOTAL INVESTMENTS — 105.4% (Cost $2,459,539,232)		2,124,219,851
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(108,659,532)
NET ASSETS — 100.0%		$2,015,560,319
(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.5% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(e)	Non-income producing security.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $62,102, representing 0.00% of the Fund's net assets.
(g)	Position is unsettled. Contract rate was not determined at September 30, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, the Fund had unfunded loan commitments of $89,525, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Aveanna Healthcare, LLC	27,736	22,414	(5,322)
VT Topco, Inc.	7,669	7,324	(345)
Trident TPI Holdings, Inc.	3,235	3,073	(162)
Hillman Group Inc.	26,397	25,281	(1,116)
Pediatric Associates Holding Company, LLC	16,118	15,554	(564)
TGP Holdings III, LLC	8,370	6,667	(1,703)
	$89,525	$80,313	$(9,212)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$283,803,184	$—	$283,803,184
Asset-Backed Securities	—	256,056,369	—	256,056,369
Foreign Government Obligations	—	21,011,966	—	21,011,966
U.S. Government Agency Obligations	—	599,207,069	—	599,207,069
U.S. Treasury Obligations	—	383,225,158	—	383,225,158
Mortgage-Backed Securities	—	302,354,474	—	302,354,474
Commercial Mortgage Backed Securities	—	106,698,269	—	106,698,269
Common Stocks	—	1,143	62,102	63,245
Senior Floating Rate Loans	—	50,974,486	—	50,974,486
Short-Term Investment	120,825,631	—	—	120,825,631
TOTAL INVESTMENTS	$120,825,631	$2,003,332,118	$62,102	$2,124,219,851
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(9,212)	—	(9,212)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(9,212)	$—	$(9,212)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,929,216	$78,929,216	$197,271,449	$155,375,034	$—	$—	120,825,631	$120,825,631	$557,713
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 65.7%
BRAZIL — 1.8%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	$900,000	$676,764
Movida Europe SA 5.25%, 2/8/2031	300,000	212,853
MV24 Capital B.V. 6.75%, 6/1/2034	177,780	151,035
Simpar Europe SA 5.20%, 1/26/2031	200,000	140,052
		1,180,704
CHILE — 10.6%
CAP SA:
3.90%, 4/27/2031 (a)	600,000	423,570
3.90%, 4/27/2031	1,000,000	705,950
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	2,500,000	1,788,050
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	121,700	108,044
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,316,700	1,199,685
Engie Energia Chile SA 3.40%, 1/28/2030	400,000	302,512
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	400,000	136,252
Inversiones La Construccion SA 4.75%, 2/7/2032	1,400,000	1,026,270
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (a)	800,000	701,224
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (a)	150,000	117,004
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	136,004
VTR Finance NV Series REGS, 6.38%, 7/15/2028	500,000	276,305
		6,920,870
COLOMBIA — 7.0%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (a)	500,000	340,000
5.75%, 6/15/2033	725,000	493,000
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	290,740
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,049,880
5.88%, 5/28/2045	100,000	60,541
5.88%, 11/2/2051	250,000	146,287
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,088,865
Security Description	Principal Amount	Value
Series REGS, 4.38%, 2/15/2031	$500,000	$348,210
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	950,000	739,423
		4,556,946
INDIA — 5.5%
Adani International Container Terminal Pvt, Ltd.:
3.00%, 2/16/2031 (a)	375,000	288,555
Series REGS, 3.00%, 2/16/2031	937,500	719,921
Adani Ports & Special Economic Zone, Ltd.:
3.10%, 2/2/2031	1,000,000	722,080
Series REGS, 4.38%, 7/3/2029	700,000	583,219
JSW Steel, Ltd. 5.05%, 4/5/2032	200,000	140,040
Periama Holdings LLC COR, 5.95%, 4/19/2026	200,000	172,666
UPL Corp., Ltd. COR, 4.63%, 6/16/2030	900,000	719,512
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	400,000	228,700
		3,574,693
INDONESIA — 6.1%
Freeport Indonesia PT:
5.32%, 4/14/2032 (a)	400,000	329,956
COR, 6.20%, 4/14/2052	300,000	228,372
Indonesia Asahan Aluminium Persero PT 5.80%, 5/15/2050	200,000	148,840
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (a)	341,280	275,239
LLPL Capital Pte., Ltd. 6.88%, 2/4/2039	1,450,440	1,169,765
Minejesa Capital B.V. Series REGS, 5.63%, 8/10/2037	2,600,000	1,842,568
		3,994,740
ISRAEL — 2.4%
Bank Hapoalim BM 5 Year CMT + 2.15%, 3.26%, 1/21/2032 (a)(b)	700,000	580,971
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a)(b)	1,200,000	1,017,000
		1,597,971
JAMAICA — 0.0% (c)
Digicel Group Holdings, Ltd.:
7.00%, 12/31/2099 (a)	63,525	9,529
8.00%, 4/1/2025 (a)	44,859	17,970
		27,499

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
KUWAIT — 1.2%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	$900,000	$761,625
MALAYSIA — 0.5%
Petronas Capital, Ltd. 2.48%, 1/28/2032 (a)	400,000	321,728
MEXICO — 4.6%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (b)	800,000	682,936
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	171,970
BBVA Bancomer SA 5 Year CMT + 4.31%, 5.88%, 9/13/2034 (b)	500,000	429,070
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	133,416
Cemex SAB de CV 5 Year CMT + 4.53%, 5.13%, 6/8/2026 (b)	700,000	564,172
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	300,000	89,850
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	707,690	628,450
Petroleos Mexicanos 6.75%, 9/21/2047	550,000	306,344
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	800,000	20,512
		3,026,720
PANAMA — 2.1%
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	300,000	220,461
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	400,000	325,508
Empresa de Transmision Electrica SA COR, 5.13%, 5/2/2049	246,000	184,340
UEP Penonome II SA 6.50%, 10/1/2038 (a)	749,412	656,268
		1,386,577
PARAGUAY — 0.3%
Bioceanico Sovereign Certificate, Ltd. COR, Zero Coupon, 6/5/2034	327,642	205,831
PERU — 5.2%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (b)	200,000	191,594
Security Description	Principal Amount	Value
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	$700,000	$633,976
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	821,764	755,801
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,236,600	1,103,950
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	222,738
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	353,655
5.63%, 6/19/2047	200,000	120,054
		3,381,768
QATAR — 1.8%
Qatar Energy 2.25%, 7/12/2031	1,500,000	1,208,337
SAUDI ARABIA — 1.4%
EIG Pearl Holdings SARL 3.55%, 8/31/2036	700,000	558,999
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (a)	400,000	336,888
		895,887
SINGAPORE — 6.3%
DBS Group Holdings, Ltd. Series GMTN, 5 Year CMT + 1.10%, 1.82%, 3/10/2031 (b)	950,000	835,506
Oversea-Chinese Banking Corp., Ltd.:
5 Year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	447,120
Series REGS, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (b)	200,000	178,848
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	1,300,000	1,051,310
Temasek Financial I Ltd. 1.00%, 10/6/2030 (a)	2,100,000	1,618,407
		4,131,191
SOUTH AFRICA — 0.8%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	300,000	233,655
Sasol Financing USA LLC COR, 5.50%, 3/18/2031	400,000	300,960
		534,615
SOUTH KOREA — 3.3%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	900,000	827,451
KT Corp.:
1.00%, 9/1/2025	400,000	355,769

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 2.50%, 7/18/2026	$400,000	$364,492
LG Chem, Ltd. 2.38%, 7/7/2031 (a)	200,000	158,146
Shinhan Financial Group Co., Ltd. 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	467,825
		2,173,683
UNITED ARAB EMIRATES — 2.8%
Galaxy Pipeline Assets Bidco, Ltd. 2.16%, 3/31/2034 (a)	2,209,978	1,815,188
UNITED STATES — 2.0%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	200,000	181,202
4.63%, 8/1/2030	1,300,000	1,147,978
		1,329,180
TOTAL CORPORATE BONDS & NOTES (Cost $53,202,550)		43,025,753
FOREIGN GOVERNMENT OBLIGATIONS — 28.5%
BRAZIL — 1.4%
Brazilian Government International Bond:
5.00%, 1/27/2045	300,000	218,898
5.63%, 2/21/2047	900,000	692,775
		911,673
CHILE — 2.9%
Chile Government International Bond:
2.55%, 1/27/2032	600,000	471,294
2.55%, 7/27/2033	600,000	450,018
3.10%, 5/7/2041	600,000	405,630
3.10%, 1/22/2061	200,000	116,182
3.50%, 1/25/2050	700,000	475,181
		1,918,305
COLOMBIA — 3.6%
Colombia Government International Bond:
3.13%, 4/15/2031	700,000	487,851
3.25%, 4/22/2032	1,400,000	947,478
4.13%, 5/15/2051	950,000	509,571
5.00%, 6/15/2045	700,000	426,804
		2,371,704
DOMINICAN REPUBLIC — 2.4%
Dominican Republic International Bond:
Series 144A, 4.88%, 9/23/2032 (a)	1,900,000	1,426,425
Security Description	Principal Amount	Value
Series 144A, 6.00%, 2/22/2033 (a)	$200,000	$162,468
		1,588,893
INDONESIA — 3.6%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,600,000	1,152,576
4.35%, 1/11/2048	500,000	395,245
Perusahaan Penerbit SBSN Indonesia III 2.55%, 6/9/2031 (a)	1,000,000	817,160
		2,364,981
MAURITIUS — 0.9%
Network i2i Ltd. Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099	700,000	573,958
MEXICO — 5.2%
Mexico Government International Bond:
2.66%, 5/24/2031	1,400,000	1,076,880
4.28%, 8/14/2041	1,600,000	1,170,928
4.35%, 1/15/2047	300,000	211,782
4.40%, 2/12/2052	1,350,000	931,756
		3,391,346
PANAMA — 2.9%
Panama Government International Bond:
2.25%, 9/29/2032	300,000	210,993
3.87%, 7/23/2060	2,100,000	1,242,654
4.30%, 4/29/2053	600,000	399,948
		1,853,595
PHILIPPINES — 2.8%
Philippine Government International Bond:
2.65%, 12/10/2045	500,000	309,340
3.70%, 3/1/2041	1,000,000	775,260
3.70%, 2/2/2042	1,000,000	768,170
		1,852,770
SAUDI ARABIA — 0.9%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	500,000	392,392
Series REGS, 3.45%, 2/2/2061	300,000	203,542
		595,934
SOUTH AFRICA — 1.0%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	600,000	498,900

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/20/2032	$200,000	$164,694
		663,594
SOUTH KOREA — 0.3%
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	180,158
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Government International Bond Series 144A, 3.13%, 4/16/2030 (a)	400,000	362,220
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,034,498)		18,629,131
	Shares
SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (d)(e) (Cost $3,017,056)	3,017,056	3,017,056
TOTAL INVESTMENTS — 98.8% (Cost $82,254,104)		64,671,940
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		769,667
NET ASSETS — 100.0%		$65,441,607

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.0% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$43,025,753	$—	$43,025,753
Foreign Government Obligations	—	18,629,131	—	18,629,131
Short-Term Investment	3,017,056	—	—	3,017,056
TOTAL INVESTMENTS	$3,017,056	$61,654,884	$—	$64,671,940
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Industry Breakdown as of September 30, 2022

% of Net Assets
Foreign Government Obligations	28.5%
Electric	15.9
Banks	9.4
Oil & Gas	8.7
Pipelines	6.0
Commercial Services	3.9
Mining	3.8
Telecommunications	3.6
Chemicals	3.2
Energy-Alternate Sources	2.8
Investment Company Security	2.5
Iron/Steel	2.2
Diversified Financial Services	1.9
Construction Materials	0.9
Media	0.4
Engineering & Construction	0.3
Transportation	0.2
Short-Term Investment	4.6
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	681,102	$681,102	$9,677,497	$7,341,543	$—	$—	3,017,056	$3,017,056	$8,456
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 15.3%
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	$365,000	$315,291
AUTO MANUFACTURERS — 0.5%
General Motors Financial Co., Inc. 5.25%, 3/1/2026	305,000	297,155
Hyundai Capital America 1.00%, 9/17/2024 (a)	335,000	306,110
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	85,000	77,265
		680,530
BANKS — 3.8%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (b)	100,000	95,797
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	189,640
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	150,000	135,852
Banco Mercantil del Norte SA 5 Year CMT + 4.64%, 5.88%, 1/24/2027 (b)	200,000	163,894
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	171,970
Bank Hapoalim BM 5 Year CMT + 2.15%, 3.26%, 1/21/2032 (a) (b)	200,000	165,992
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	200,000	169,500
Bank of America Corp.:
SOFR + 0.69%, 3.16%, 4/22/2025 (b)	100,000	98,436
Series MTN, 3 Month USD LIBOR + 0.79%, 3.95%, 3/5/2024 (b)	210,000	209,416
Bank of Montreal SOFR + 0.71%, 3.56%, 3/8/2024 (b)	310,000	308,115
Bank of Nova Scotia 0.65%, 7/31/2024	165,000	152,272
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	188,986
Security Description	Principal Amount	Value
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 4.11%, 6/1/2024 (b)	$225,000	$225,400
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	90,000	82,300
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	320,000	306,010
JPMorgan Chase & Co.:
3.90%, 7/15/2025	310,000	300,188
SOFR + 1.32%, 3.79%, 4/26/2026 (b)	155,000	154,440
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	305,000	303,451
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	315,000	309,932
Royal Bank of Canada 3.38%, 4/14/2025	315,000	302,992
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	335,000	308,746
Truist Financial Corp. SOFR + 1.46%, 4.26%, 7/28/2026 (b)	310,000	302,107
Wells Fargo & Co. Series MTN, SOFR + 1.6%, 1.65%, 6/2/2024 (b)	315,000	307,557
		4,952,993
BEVERAGES — 0.2%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	325,000	306,374
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023	320,000	306,451
CHEMICALS — 0.4%
Braskem Netherlands Finance B.V. 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (b)	200,000	197,364
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	175,598
UPL Corp., Ltd. 4.50%, 3/8/2028	200,000	165,442
		538,404
COMMERCIAL SERVICES — 0.5%
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	187,500	143,984
Adani Ports & Special Economic Zone, Ltd. 4.00%, 7/30/2027	200,000	173,535

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Triton Container International, Ltd. 0.80%, 8/1/2023 (a)	$320,000	$306,890
		624,409
DIVERSIFIED FINANCIAL SERVICES — 0.9%
American Express Co.:
3.38%, 5/3/2024	155,000	151,167
SOFR + 0.93%, 3.74%, 3/4/2025 (b)	150,000	149,703
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	310,000	306,258
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	310,000	303,431
Charles Schwab Corp. SOFR + 1.05%, 3.86%, 3/3/2027 (b)	310,000	304,724
		1,215,283
ELECTRIC — 1.6%
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	121,700	108,044
Entergy Louisiana LLC 0.95%, 10/1/2024	330,000	305,883
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	298,824	274,837
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	141,538	125,690
Minejesa Capital B.V. Series REGS, 4.63%, 8/10/2030	400,000	326,160
Pacific Gas & Electric Co.:
3.25%, 2/16/2024	200,000	193,094
4.95%, 6/8/2025	115,000	111,741
Southern California Edison Co. SOFR + 0.83%, 3.80%, 4/1/2024 (b)	310,000	306,686
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	277,866
		2,030,001
ENERGY-ALTERNATE SOURCES — 0.1%
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	146,300	133,298
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. 3.79%, 3/15/2025 (a)	320,000	302,426
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 2.50%, 8/15/2024	$320,000	$305,802
FOOD — 0.3%
Conagra Brands, Inc. 4.30%, 5/1/2024	322,000	317,019
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	330,000	305,527
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	235,000	229,600
HCA, Inc. 5.00%, 3/15/2024	305,000	302,938
UnitedHealth Group, Inc. 3.70%, 5/15/2027	80,000	76,141
		608,679
INSURANCE — 0.6%
Athene Global Funding SOFR + 0.70%, 3.44%, 5/24/2024 (a) (b)	315,000	308,990
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	135,000	130,641
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	310,000	305,790
		745,421
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	300,000	301,833
IRON/STEEL — 0.1%
Periama Holdings LLC COR, 5.95%, 4/19/2026	200,000	172,666
LODGING — 0.3%
Marriott International, Inc. 3.60%, 4/15/2024	325,000	317,463
MINING — 0.4%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	150,000	134,504
Glencore Funding LLC 4.13%, 5/30/2023 (a)	310,000	307,895
		442,399
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	280,000	273,874
OIL & GAS — 0.2%
Ecopetrol SA 4.13%, 1/16/2025	100,000	91,771
SA Global Sukuk, Ltd. 1.60%, 6/17/2026 (a)	200,000	176,928
		268,699

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	$325,000	$318,958
PIPELINES — 0.8%
AI Candelaria Spain SA Series REGS, 7.50%, 12/15/2028	250,000	215,590
Energy Transfer L.P.:
4.05%, 3/15/2025	30,000	28,773
5.88%, 1/15/2024	275,000	275,624
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	329,440	301,883
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	187,486
		1,009,356
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Welltower, Inc. REIT, 3.63%, 3/15/2024	310,000	302,997
RETAIL — 0.4%
Dollar Tree, Inc. 4.00%, 5/15/2025	295,000	285,923
Lowe's Cos., Inc. 4.40%, 9/8/2025	170,000	167,557
		453,480
SEMICONDUCTORS — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	90,000	82,951
Broadcom, Inc. 3.15%, 11/15/2025	230,000	216,147
Microchip Technology, Inc. 0.97%, 2/15/2024	325,000	306,186
		605,284
TELECOMMUNICATIONS — 0.8%
KT Corp. Series REGS, 2.50%, 7/18/2026	200,000	182,246
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	149,144
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	191,441
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 4.01%, 5/15/2025 (b)	305,000	305,662
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	136,004
		964,497
Security Description	Principal Amount	Value
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	$330,000	$305,728
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	325,000	306,020
TOTAL CORPORATE BONDS & NOTES (Cost $21,025,902)		19,731,162
ASSET-BACKED SECURITIES — 22.9%
AUTOMOBILE — 1.2%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	572,606
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	500,000	489,962
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	350,000	319,852
USASF Receivables 2020-1 LLC Series 2020-1A, Class B, COR, 3.22%, 5/15/2024 (a)	174,822	174,573
		1,556,993
OTHER ABS — 21.6%
ACREC 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 4.14%, 10/16/2036 (a) (b)	181,000	173,906
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	500,000	475,846
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 3.72%, 10/15/2034 (a) (b)	1,500,000	1,438,650
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month SOFR + 1.51%, 4.36%, 2/15/2035 (a) (b)	131,000	127,134
Arbor Realty Commercial Real Estate Notes 2022-FL1, Ltd. Series 2022-FL1, Class A, SOFR30A + 1.45%, 3.74%, 1/15/2037 (a) (b)	250,000	243,787
Bain Capital Credit CLO Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 3.87%, 4/19/2034 (a) (b)	500,000	482,101

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BDS LLC Series 2022-FL11, Class ATS, 1 Month SOFR + 1.80%, 4.82%, 3/19/2039 (a) (b)	$250,000	$249,517
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 4.04%, 8/15/2036 (a) (b)	7,305	7,305
BRSP 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 4.14%, 8/19/2038 (a) (b)	151,000	146,023
BSPRT 2021-FL7 Issuer, Ltd. Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.32%, 4.14%, 12/15/2038 (a) (b)	200,000	195,301
BSPRT Issuer, Ltd.:
Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 3.97%, 5/15/2029 (a) (b)	48,910	48,428
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 3.92%, 3/15/2036 (a) (b)	138,000	134,124
Carlyle US CLO, Ltd Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.14%, 3.65%, 4/15/2034 (a) (b)	1,000,000	958,321
CarVal CLO IV, Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, 3.89%, 7/20/2034 (a) (b)	500,000	479,700
CHCP, Ltd.:
Series 2021-FL1, Class A, 1 Month SOFR + 1.16%, 4.09%, 2/15/2038 (a) (b)	299,767	298,331
Series 2021-FL1, Class AS, 1 Month SOFR + 1.41%, 4.34%, 2/15/2038 (a) (b)	100,000	98,073
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month SOFR + 1.66%, 4.68%, 8/20/2035 (a) (b)	131,000	127,030
CQS US CLO 2021-1, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.22%, 3.93%, 1/20/2035 (a) (b)	1,000,000	959,600
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 Month USD LIBOR + 1.01%, 3.31%, 10/25/2034 (b)	567,480	509,577
Security Description	Principal Amount	Value
Diamond Resorts Owner Trust 2021-1 Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	$589,977	$557,817
FS RIALTO Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 4.16%, 5/16/2038 (a) (b)	150,000	146,301
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 4.14%, 12/16/2036 (a) (b)	82,496	82,092
FS Rialto 2021-FL3 Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 4.19%, 11/16/2036 (a) (b)	181,000	173,001
FS Rialto 2022-Fl4 Issuer LLC Series 2022-FL4, Class AS, SOFR30A + 2.40%, 4.68%, 1/19/2039 (a) (b)	250,000	242,552
FS Rialto Issuer LLC Series 2022-FL5, Class A, Class A, 1 Month SOFR + 2.3%, 5.32%, 6/19/2037 (a) (b)	300,000	295,975
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 4.23%, 11/30/2032 (a) (b)	1,150,000	1,125,965
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.34%, 3.85%, 4/15/2033 (a) (b)	500,000	484,750
KREF 2021-FL2, Ltd. Series 2021-FL2, Class AS, 1 Month USD LIBOR + 1.30%, 4.24%, 2/15/2039 (a) (b)	250,000	236,424
LCCM 2021-FL2 Trust Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 4.02%, 12/13/2038 (a) (b)	151,000	148,370
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 4.27%, 11/15/2038 (a) (b)	181,000	172,629
Lendingpoint 2021-A Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	400,000	392,511
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.95%, 5/15/2028 (a) (b)	1,223	1,227

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
LoanCore 2022-CRE7 Issuer, Ltd. Series 2022-CRE7, Class A, SOFR30A + 1.55%, 3.83%, 1/17/2037 (a) (b)	$500,000	$482,357
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 4.32%, 5/15/2036 (a) (b)	88,273	87,130
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	352,348	288,144
Marble Point CLO XXI, Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 3.98%, 10/17/2034 (a) (b)	2,000,000	1,899,452
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	612,783
MF1 2021-FL7, Ltd. Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 4.07%, 10/16/2036 (a) (b)	192,000	183,840
MF1 2022-FL8, Ltd. Series 2022-FL8, Class A, SOFR30A + 1.35%, 3.63%, 2/19/2037 (a) (b)	157,000	150,065
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 4.04%, 7/16/2036 (a) (b)	150,000	145,875
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 4.42%, 2/15/2036 (a) (b)	120,000	119,787
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 4.18%, 11/15/2030 (a) (b)	1,000,626	982,515
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.15%, 3.86%, 7/20/2034 (a) (b)	1,000,000	958,600
Pagaya AI Debt Selection Trust Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	999,945	923,419
Pagaya AI Debt Selection Trust 2021-5 Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	999,882	894,954
Peace Park CLO, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.13%, 3.84%, 10/20/2034 (a) (b)	1,000,000	960,700
Security Description	Principal Amount	Value
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 3.87%, 4/20/2034 (a) (b)	$1,000,000	$960,500
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 3.86%, 1/20/2035 (a) (b)	2,265,000	2,173,267
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	381,455	315,803
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 3.63%, 7/15/2030 (a) (b)	497,278	488,526
Sound Point CLO Series 2020-1A, Class AR, 3 Month USD LIBOR + 1.17%, 3.88%, 7/20/2034 (a) (b)	1,000,000	953,168
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month SOFR + 1.51%, 4.44%, 7/15/2038 (a) (b)	100,000	98,729
TPG Real Estate Finance Issuer, Ltd. Series 2022-FL5, Class A, SOFR30A + 1.65%, 3.94%, 2/15/2039 (a) (b)	200,000	194,892
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 3.85%, 1/20/2031 (a) (b)	500,000	489,150
VMC Finance 2022-FL5 LLC Series 2022-FL5, Class A, SOFR30A + 1.90%, 4.18%, 2/18/2039 (a) (b)	450,000	438,597
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	453,928	413,558
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (c)	1,489,303	1,368,018
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 3.26%, 10/25/2036 (b)	282,325	102,739
		27,898,936
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	139,884	131,874

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	$33,364	$32,537
		164,411
TOTAL ASSET-BACKED SECURITIES (Cost $30,909,090)		29,620,340
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
COLOMBIA — 0.1%
Colombia Government International Bond 4.50%, 1/28/2026	200,000	183,506
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	240,695
SOUTH AFRICA — 0.2%
Republic of South Africa Government International Bond 4.88%, 4/14/2026	200,000	186,216
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $680,914)		610,417
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Home Loan Mortgage Corp.:
2.00%, 3/1/2036	1,361,319	1,199,447
Series 4211, Class AP, 1.60%, 3/15/2043	901,453	829,584
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	547,330	507,247
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	921,521	782,963
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	395,916	382,598
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	18,145	18,082
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	78,121	72,569
Series K722, Class X1, IO, 1.45%, 3/25/2023 (b)	304,744	844
Federal National Mortgage Association:
1.50%, 5/1/2036	1,038,859	890,750
2.00%, 9/1/2036	867,600	764,436
3.00%, 11/1/2033	746,525	700,947
3.00%, 11/1/2036	168,213	153,336
Security Description	Principal Amount	Value
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 3.55%, 12/25/2040 (b)	$153,244	$152,162
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	364,447	357,202
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 3.53%, 3/25/2046 (b)	236,896	235,028
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 3.38%, 12/25/2047 (b)	167,330	164,377
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 3.38%, 6/25/2048 (b)	187,201	184,286
Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	1,074,979	914,979
Freddie Mac Pool 2.00%, 11/1/2036	1,115,442	984,424
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,514,145)		9,295,261
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bills 2.99%, 2/9/2023 (Cost $26,513,480)	26,800,000	26,458,954
U.S. Treasury Notes 3.00%, 7/15/2025 (Cost $4,995,743)	5,000,000	4,832,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,509,223)		31,291,766
MORTGAGE-BACKED SECURITIES — 14.0%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	249,581	145,549
Alternative Loan Trust 2006-J7 Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	424,397	222,261
BANK:
Series 2017-BNK6, Class XA, IO, 0.91%, 7/15/2060 (b)	1,019,120	27,523
Series 2020-BN26, Class XA, IO, VRN, 1.34%, 3/15/2063 (b)	1,306,869	86,254

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.62%, 5.44%, 8/15/2036 (a) (b)	$38,000	$36,198
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.68%, 1/15/2051 (b)	1,819,718	37,324
BPR Trust 2022-OANA Series 2022-OANA, Class A, 1 Month SOFR + 1.9%, 4.74%, 4/15/2037 (a) (b)	250,000	248,283
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.91%, 9/15/2037 (a) (b)	26,669	26,242
BX Trust 2022-PSB Series 2022-PSB, Class A, 1 Month SOFR + 2.45%, 5.30%, 8/15/2039 (a) (b)	150,000	149,905
Cantor Commercial Real Estate Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	152,845
Citigroup Commercial Mortgage Trust:
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	259,343
Series 2016-GC37, Class XA, IO, 1.84%, 4/10/2049 (b)	383,655	16,900
Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8, Class 2A1A, CMO, 3.53%, 7/25/2037 (b)	3,664,402	3,070,134
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.92%, 9/15/2033 (a) (b)	70,000	65,960
Series 2015-CR25, Class XA, IO, 0.95%, 8/10/2048 (b)	1,116,524	21,254
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 4.72%, 7/15/2032 (a) (b)	29,000	25,670
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.25%, 6/15/2050 (b)	245,149	9,733
Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (b)	847,074	24,097
Series 2017-CX9, Class XA, IO, 0.80%, 9/15/2050 (b)	1,257,406	24,337
CSMC Mortgage Backed Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	889,052	856,704
Security Description	Principal Amount	Value
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 5.55%, 12/15/2036 (a) (b)	$125,000	$119,195
GS Mortgage Securities Trust:
Series 2021-IP, Class A, 1 Month USD LIBOR + 0.95%, 3.77%, 10/15/2036 (a) (b)	181,000	170,233
Series 2017-GS7, Class XA, IO, 1.23%, 8/10/2050 (b)	373,741	13,776
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 3.78%, 7/15/2036 (a) (b)	107,000	104,110
Series 2022-NLP, Class A, 1 Month SOFR + 0.6%, 3.44%, 4/15/2037 (a) (b)	188,000	179,627
Series 2016-JP4, Class XA, IO, 0.72%, 12/15/2049 (b)	1,379,071	25,266
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.63%, 6/13/2052 (b)	1,088,662	73,205
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	141,658
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (c)	409,546	377,409
Legacy Mortgage Asset Trust 2021-GS2 Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (a) (c)	352,271	326,828
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 4.19%, 4/15/2034 (a) (b)	108,210	107,866
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 3.40%, 11/25/2036 (b)	2,624,585	2,357,499
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.06%, 4/15/2047 (b)	587,799	4,169
Series 2014-C19, Class LNCX, IO, 0.76%, 12/15/2046 (a) (b)	1,148,210	11,968
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 4.12%, 5/15/2036 (a) (b)	163,000	157,597

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 4.57%, 5/15/2036 (a) (b)	$127,000	$116,255
Series 2016-UB12, Class XA, IO, 0.79%, 12/15/2049 (b)	1,349,174	29,078
Morgan Stanley Captial I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	151,000	133,761
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 3.72%, 10/15/2037 (a) (b)	79,000	77,493
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 3.77%, 6/15/2035 (a) (b)	52,510	50,794
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (c)	1,779,616	1,656,484
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,585,499	634,668
Residential Mortgage Loan Trust 2020-1 Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	1,371,534	1,304,347
RIAL Issuer, Ltd. Series 2022-FL8, Class A, 1 Month SOFR + 2.25%, 5.27%, 1/19/2037 (a) (b)	250,000	246,410
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (c)	631,880	628,010
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.69%, 6/15/2050 (b)	610,550	32,619
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	285,010	276,078
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (c)	834,192	764,532
WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust Series 2006-AR16, Class 2A1, CMO, 2.43%, 12/25/2036 (b)	1,907,522	1,675,982
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 3.49%, 10/25/2035 (b)	311,181	282,067
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	$500,000	$451,764
Series 2019-C51, Class XA, IO, VRN, 1.48%, 6/15/2052 (b)	985,382	61,842
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.94%, 12/15/2046 (b)	760,466	5,277
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,542,651)		18,104,383
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.8%
Arbor Multifamily Mortgage Securities Trust 2021-MF2 Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	122,301
Benchmark 2019-B15 Mortgage Trust Series 2019-B15, Class XA, IO, VRN, 0.94%, 12/15/2072 (b)	4,063,355	167,834
BPR Trust 2021-TY Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 3.87%, 9/15/2038 (a) (b)	192,000	182,451
BX Commercial Mortgage Trust 2021-21M Series 2021-21M, Class A, 1 Month USD LIBOR + 0.73%, 3.55%, 10/15/2036 (a) (b)	181,000	172,855
BX Trust Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 4.10%, 6/15/2036 (a) (b)	299,000	287,045
BXHPP Trust 2021-FILM Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 3.72%, 8/15/2036 (a) (b)	224,000	213,011
BXMT, Ltd. Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 3.87%, 5/15/2038 (a) (b)	138,000	135,242
EQUS 2021-EQAZ Mortgage Trust Series 2021-EQAZ, Class A, 1 Month USD LIBOR + 0.75%, 3.57%, 10/15/2038 (a) (b)	181,000	175,046
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 3.90%, 7/15/2038 (a) (b)	149,083	144,625

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GPMT, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 4.24%, 7/16/2035 (a) (b)	$68,964	$67,952
GS Mortgage Securities Trust Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,112,581	140,948
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 Month SOFR + 1.31%, 4.16%, 7/15/2036 (a) (b)	138,000	134,177
MHP 2022-MHIL Series 2022-MHIL, Class A, 1 Month SOFR + 0.81%, 3.66%, 1/15/2027 (a) (b)	152,550	146,400
MSC Trust 2021-ILP Series 2021-ILP, Class A, 1 Month USD LIBOR + 0.78%, 3.60%, 11/15/2023 (a) (b)	180,403	172,454
SMR 2022-IND Mortgage Trust Series 2022-IND, Class A, 1 Month SOFR + 1.65%, 4.50%, 2/15/2039 (a) (b)	155,299	149,398
SREIT Trust 2021-MFP Series 2021-MFP, Class A, 1 Month USD LIBOR + 0.73%, 3.55%, 11/15/2038 (a) (b)	181,000	174,451
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	132,786
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.15%, 3.97%, 2/15/2040 (a) (b)	90,902	87,088
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.45%, 4.27%, 2/15/2040 (a) (b)	90,902	86,518
Series 2019-C52, Class XA, IO, VRN, 1.75%, 8/15/2052 (b)	2,899,135	214,989
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	239,388
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	225,415
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,925,829)		3,572,374
Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 6.9%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00% 5.12%, 5/3/2028 (b)	$286,325	$282,569
CAPITAL MARKETS — 0.0% (d)
Focus Financial Partners, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.50% 5.62%, 6/30/2028 (b)	34,736	33,731
CASINO SERVICES — 0.3%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25% 5.89%, 7/21/2026 (b)	361,201	348,198
CHEMICALS — 0.2%
Element Solutions, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.00% 5.12%, 1/31/2026 (b)	182,343	181,336
COMMERCIAL SERVICES — 0.2%
Terminix Co., LLC Senior Secured 2019 Term Loan D, 1 Month USD LIBOR + 1.75% 4.88%, 11/5/2026 (b)	300,000	297,843
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Clean Harbors, Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 10/8/2028 (b)	74,438	74,050
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25% 5.01%, 2/11/2028 (b)	296,241	288,281
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Setanta Aircraft Leasing DAC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00% 5.67%, 11/5/2028(b)	185,000	181,069
Trans Union, LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75% 4.87%, 11/16/2026(b)	234,727	227,128
		408,197

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 3/1/2027 (b)	$329,356	$313,634
ENTERTAINMENT — 0.3%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13% 5.24%, 1/20/2028 (b)	425,000	412,516
FOOD PRODUCTS — 0.3%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75% 4.74%, 3/15/2028 (b)	419,674	416,178
FORESTRY — 0.3%
Asplundh Tree Expert, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 9/7/2027 (b)	419,647	410,019
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
ICU Medical, Inc. Senior Secured Term Loan B, 3 Month USD SOFR + 5.94% 5.95%, 1/8/2029 (b)	29,850	29,141
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 4.88%, 3/15/2028(b)	419,674	404,069
ICON Luxembourg SARL Senior Secured LUX Term Loan, 3 Month USD LIBOR + 2.25% 5.92%, 7/3/2028(b)	271,520	266,005
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25% 5.94%, 7/3/2028(b)	67,649	66,275
		736,349
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75% 4.87%, 2/4/2027 (b)	408,955	394,801
Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 4.85%, 12/31/2025 (b)	$369,502	$357,724
INTERACTIVE MEDIA & SERVICES — 0.2%
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75% 4.87%, 2/15/2024 (b)	307,737	305,198
IT SERVICES — 0.3%
Fleetcor Technologies Operating Co., LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75% 4.87%, 4/28/2028 (b)	419,692	405,643
MACHINERY — 0.4%
Ali Group North America Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.00% 5.15%, 7/30/2029(b)	77,255	74,725
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75% 4.88%, 3/1/2027(b)	444,304	432,317
		507,042
MEDIA — 0.2%
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00% 5.56%, 12/1/2028(b)	79,400	77,308
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50% 5.62%, 9/18/2026(b)	149,543	147,861
		225,169
MRI/MEDICAL DIAG IMAGING — 0.3%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75% 5.42%, 6/11/2025 (b)	396,862	394,693
PHARMACEUTICALS — 0.6%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00% 5.06%, 2/22/2028(b)	34,561	34,338

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 8/1/2027(b)	$490,315	$467,282
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 5.12%, 11/15/2027(b)	319,481	303,974
		805,594
PROFESSIONAL SERVICES — 0.1%
Trans Union, LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25% 5.37%, 12/1/2028 (b)	82,030	79,620
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 4.87%, 1/2/2026(b)	419,509	408,627
SOFTWARE — 0.6%
NortonLifeLock, Inc. , 1 Month SOFR 4.85%, 9/12/2029	295,000	284,232
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75% 4.87%, 4/16/2025(b)	428,913	417,807
		702,039
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25% 5.38%, 12/16/2028 (b)	39,700	38,707
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,057,749)		8,856,899
	Shares
SHORT-TERM INVESTMENT — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (e) (f) (Cost $7,148,902)	7,148,902	7,148,902
TOTAL INVESTMENTS — 99.4% (Cost $135,314,405)		128,231,504
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		808,177
NET ASSETS — 100.0%		$129,039,681

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.9% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2022. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$19,731,162	$—	$19,731,162
Asset-Backed Securities	—	29,620,340	—	29,620,340
Foreign Government Obligations	—	610,417	—	610,417
U.S. Government Agency Obligations	—	9,295,261	—	9,295,261
U.S. Treasury Obligations	—	31,291,766	—	31,291,766
Mortgage-Backed Securities	—	18,104,383	—	18,104,383
Commercial Mortgage Backed Securities	—	3,572,374	—	3,572,374
Senior Floating Rate Loans	—	8,856,899	—	8,856,899
Short-Term Investment	7,148,902	—	—	7,148,902
TOTAL INVESTMENTS	$7,148,902	$121,082,602	$—	$128,231,504

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,824,635	$7,824,635	$38,105,255	$38,780,988	$—	$—	7,148,902	$7,148,902	$33,410
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bill ETF (a)(b)	175,102	$16,039,343
SPDR Bloomberg International Treasury Bond ETF (a)(b)	311,362	6,485,670
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	623,343	19,523,103
SPDR Portfolio Intermediate Term Treasury ETF (a)	1,215,092	34,180,538
SPDR Portfolio Long Term Treasury ETF (a)(b)	733,465	21,739,903
SPDR Portfolio Mortgage Backed Bond ETF (a)	1,552,562	33,302,455
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $143,742,343)		131,271,012
SHORT-TERM INVESTMENTS — 19.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	47,881	47,881
State Street Navigator Securities Lending Portfolio II (e)(f)	25,779,346	25,779,346
TOTAL SHORT-TERM INVESTMENTS (Cost $25,827,227)		$25,827,227
TOTAL INVESTMENTS — 119.7% (Cost $169,569,570)		157,098,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%		(25,802,988)
NET ASSETS — 100.0%		$131,295,251

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$131,271,012	$—	$—	$131,271,012
Short-Term Investments	25,827,227	—	—	25,827,227
TOTAL INVESTMENTS	$157,098,239	$—	$—	$157,098,239
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	208,058	$19,035,227	$10,193,839	$13,201,184	$(4,839)	$16,300	175,102	$16,039,343	$50,434
SPDR Bloomberg High Yield Bond ETF(a)	—	—	3,452,942	3,307,424	(145,518)	—	—	—*	17,687
SPDR Bloomberg International Treasury Bond ETF	26,869	622,286	6,351,913	90,058	139	(398,610)	311,362	6,485,670	2,589
SPDR Portfolio Intermediate Term Corporate Bond ETF	526,060	17,165,338	10,235,046	7,172,279	(532,239)	(172,763)	623,343	19,523,103	107,280
SPDR Portfolio Intermediate Term Treasury ETF	628,939	18,534,832	22,199,751	4,978,190	(291,055)	(1,284,800)	1,215,092	34,180,538	74,603
SPDR Portfolio Long Term Corporate Bond ETF	11,160	268,844	2,941,296	2,978,573	(234,469)	2,902	—	—	12,565
SPDR Portfolio Long Term Treasury ETF	986,122	32,611,055	8,585,555	16,472,780	(3,444,884)	460,957	733,465	21,739,903	194,795
SPDR Portfolio Mortgage Backed Bond ETF	1,318,878	30,136,362	15,271,432	9,578,663	(1,139,175)	(1,387,501)	1,552,562	33,302,455	229,900
State Street Institutional U.S. Government Money Market Fund, Class G Shares	188,090	188,090	125,609	265,818	—	—	47,881	47,881	936
State Street Navigator Securities Lending Portfolio II	20,836,025	20,836,025	181,377,799	176,434,478	—	—	25,779,346	25,779,346	32,225
Total		$139,398,059	$260,735,182	$234,479,447	$(5,792,040)	$(2,763,515)		$157,098,239	$723,014
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended September 30, 2022.
*	As of September 30, 2022, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 99.8%
The Communication Services Select Sector SPDR Fund (a)(b)	101,531	$4,862,320
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	103,711	14,773,632
The Consumer Staples Select Sector SPDR Fund (a)(b)	145,618	9,717,089
The Energy Select Sector SPDR Fund (a)	201,983	14,546,816
The Financial Select Sector SPDR Fund (a)(b)	1,044,975	31,725,441
The Health Care Select Sector SPDR Fund (a)(b)	261,815	31,708,415
The Industrial Select Sector SPDR Fund (a)(b)	203,909	16,891,821
The Materials Select Sector SPDR Fund (a)(b)	101,829	6,925,390
The Technology Select Sector SPDR Fund (a)(b)	416,903	49,519,738
The Utilities Select Sector SPDR Fund (a)(b)	314,574	20,607,743
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $225,705,344)		201,278,405
SHORT-TERM INVESTMENTS — 34.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (c)(d)	415,157	415,157
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	69,848,700	$69,848,700
TOTAL SHORT-TERM INVESTMENTS (Cost $70,263,857)		$70,263,857
TOTAL INVESTMENTS — 134.7% (Cost $295,969,201)		271,542,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (34.7)%		(69,945,662)
NET ASSETS — 100.0%		$201,596,600
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$201,278,405	$—	$—	$201,278,405
Short-Term Investments	70,263,857	—	—	70,263,857
TOTAL INVESTMENTS	$271,542,262	$—	$—	$271,542,262
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	747,558	$747,558	$1,597,431	$1,929,832	$—	$—	415,157	$415,157	$2,940
State Street Navigator Securities Lending Portfolio II	34,939,526	34,939,526	181,559,323	146,650,149	—	—	69,848,700	69,848,700	31,727
The Communication Services Select Sector SPDR Fund	71,118	3,859,574	3,686,980	1,898,328	(433,833)	(352,073)	101,531	4,862,320	10,940
The Consumer Discretionary Select Sector SPDR Fund	101,186	13,911,051	6,890,542	6,364,281	(1,207,078)	1,543,398	103,711	14,773,632	33,680
The Consumer Staples Select Sector SPDR Fund	87,688	6,329,320	11,760,903	7,574,199	66,153	(865,088)	145,618	9,717,089	65,988
The Energy Select Sector SPDR Fund	177,229	12,673,646	3,037,386	1,379,118	4,286	210,616	201,983	14,546,816	168,193
The Financial Select Sector SPDR Fund	748,783	23,549,225	10,266,281	328,406	26,463	(1,788,122)	1,044,975	31,725,441	177,417
The Health Care Select Sector SPDR Fund	246,210	31,573,970	8,839,121	6,688,108	(360,491)	(1,656,077)	261,815	31,708,415	133,353
The Industrial Select Sector SPDR Fund	229,397	20,035,534	3,352,392	5,938,668	(508,600)	(48,837)	203,909	16,891,821	85,274
The Materials Select Sector SPDR Fund	278,774	20,517,766	2,655,979	16,007,416	(2,635,758)	2,394,819	101,829	6,925,390	41,067
The Real Estate Sector SPDR Fund	136,665	5,584,133	31,935	5,675,085	(803,327)	862,344	—	—	—
The Technology Select Sector SPDR Fund	394,971	50,208,714	11,308,572	8,298,706	(318,085)	(3,380,757)	416,903	49,519,738	129,904
The Utilities Select Sector SPDR Fund	204,622	14,350,141	8,872,174	598,569	(3,574)	(2,012,429)	314,574	20,607,743	155,207
Total		$238,280,158	$253,859,019	$209,330,865	$(6,173,844)	$(5,092,206)		$271,542,262	$1,035,690
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 89.1%
ALABAMA — 2.5%
Black Belt Energy Gas District Series B, 4.00%, 10/1/2052 (a)	$500,000	$487,008
Southeast Energy Authority, A Cooperative District , General Obligation Series B, 4.00%, 12/1/2051 (a)	500,000	463,781
		950,789
ARIZONA — 0.2%
Maricopa County Industrial Development Authority Revenue 4.00%, 10/15/2047 (b)	100,000	76,600
ARKANSAS — 1.2%
Arkansas Development Finance Authority 5.45%, 9/1/2052 (b)	500,000	450,474
CALIFORNIA — 14.3%
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2036 (c)	320,000	180,353
California Housing Finance Revenue 3.50%, 11/20/2035	176,073	152,113
California, State Department of Water Resources Center Valley Project Revenue Series AW, 5.00%, 12/1/2029	785,000	845,133
California, State General Obligation:
5.00%, 8/1/2029	100,000	106,486
5.00%, 8/1/2030	360,000	382,752
5.00%, 9/1/2031	245,000	260,123
5.00%, 8/1/2033	280,000	296,247
Grossmont Union High School District, General Obligation Zero Coupon, 8/1/2028 (c)	120,000	96,629
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2026	640,000	681,116
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	458,004
Norman Y Mineta San Jose International Airport SJC Revenue:
Series A, 5.00%, 3/1/2025	170,000	172,595
Series A, 5.00%, 3/1/2037	210,000	211,971
Orange County Community Facilities District Series A, 5.00%, 8/15/2037	250,000	251,527
Palomar Health, General Obligation Series A, Zero Coupon, 8/1/2027 (c)	100,000	81,818
Security Description	Principal Amount	Value
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2026	$150,000	$154,257
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026	190,000	199,993
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 5/15/2032	155,000	163,883
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, 5.00%, 5/1/2028	175,000	182,322
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	495,705
		5,373,027
COLORADO — 2.2%
City & County of Denver Co. Airport System Revenue Series B2, 5.00%, 11/15/2031 (a)	400,000	412,463
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2030	400,000	407,492
		819,955
CONNECTICUT — 1.1%
Connecticut, State Health & Educational Facility Authority Revenue Series A, 5.00%, 7/1/2027	120,000	122,986
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	129,430
State of Connecticut, General Obligation Series B, 5.00%, 2/15/2028	150,000	161,528
		413,944
DELAWARE — 0.8%
Delaware Transportation Authority 5.00%, 7/1/2035	275,000	299,493
FLORIDA — 5.4%
County of Miami-Dade FL Aviation Revenue Series A, 5.00%, 10/1/2029	210,000	213,233
Florida Development Finance Corp. 7.25%, 7/1/2057 (a) (b)	540,000	527,066
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	258,416
State of Florida Department of Transportation Series A, 5.00%, 7/1/2025	1,000,000	1,041,785
		2,040,500
GEORGIA — 0.6%
Georgia Ports Authority 5.00%, 7/1/2038	210,000	225,275

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GUAM — 0.8%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	$300,000	$284,823
ILLINOIS — 8.8%
Chicago Board of Education, General Obligation Series A, 5.00%, 12/1/2035	300,000	295,942
Chicago Transit Authority Capital Grant Receipts Revenue 5.00%, 6/1/2024	150,000	153,453
Chicago, IL, Board of Education, General Obligation Series A, Ambac Financial Group, 5.00%, 12/1/2036	300,000	295,225
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029 (c)	160,000	164,851
Illinois, State Finance Authority Revenue 5.00%, 7/1/2039	230,000	245,209
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2035	400,000	416,933
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	381,666
State of Illinois Sales Tax Revenue 5.00%, 6/15/2026	565,000	588,658
State of Illinois, General Obligation:
Series A, 4.00%, 3/1/2038	730,000	628,115
Series A, 5.00%, 12/1/2031	150,000	151,760
		3,321,812
IOWA — 0.5%
Iowa Finance Authority Revenue 4.00%, 12/1/2050 (a)	200,000	181,381
KENTUCKY — 0.2%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	89,995
MARYLAND — 3.0%
State of Maryland Department of Transportation Revenue:
5.00%, 8/1/2027	250,000	259,053
5.00%, 8/1/2028	400,000	416,915
5.00%, 8/1/2030	200,000	209,627
5.00%, 8/1/2031	250,000	261,475
		1,147,070
MASSACHUSETTS — 0.2%
Massachusetts Development Finance Agency Revenue 0.45%, 7/1/2041 (a)	90,000	81,151
MICHIGAN — 0.3%
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	110,000	117,415
Security Description	Principal Amount	Value
MINNESOTA — 0.3%
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	$100,000	$107,349
MISSISSIPPI — 0.3%
State of Mississippi Gaming Tax Revenue 5.00%, 10/15/2028	100,000	103,619
MISSOURI — 2.7%
City of State Louis, MO, Airport Revenue 5.00%, 7/1/2029	100,000	107,792
Park Hill School District of Platte County 3.00%, 3/1/2032	1,000,000	904,131
		1,011,923
NEW JERSEY — 3.4%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,036,112
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 6/15/2025	245,000	251,201
		1,287,313
NEW MEXICO — 2.4%
New Mexico Hospital Equipment Loan Council 4.00%, 8/1/2039	1,000,000	914,887
NEW YORK — 7.6%
City of New York, NY, General Obligation Series A-1, 4.00%, 8/1/2037	1,000,000	941,295
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 10/1/2023	330,000	336,564
5.00%, 8/1/2025	300,000	314,292
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 8/1/2027	120,000	123,213
Series A-1, 5.00%, 11/1/2023	330,000	336,585
New York, State Dormitory Authority Revenue, State Supported Debt:
Series B-GRP B, 5.00%, 2/15/2034	300,000	308,239
Series E, 5.25%, 3/15/2033	400,000	418,829
Triborough Bridge & Tunnel Authority Revenue Series A, 5.00%, 11/1/2025	85,000	89,000
		2,868,017
OHIO — 2.4%
State of Ohio Revenue 5.00%, 1/1/2029	850,000	919,504

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 4.9%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	$900,000	$935,063
Oregon, State General Obligation 1.02%, 5/1/2026	185,000	162,333
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series A, 5.00%, 6/15/2038	695,000	741,471
		1,838,867
PENNSYLVANIA — 5.5%
City of Philadelphia PA Airport Revenue Series B, 5.00%, 7/1/2032	750,000	763,857
Commonwealth Financing Authority 4.00%, 6/1/2039 (c)	500,000	465,608
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	102,657
Pennsylvania, State General Obligation 5.00%, 3/15/2027	100,000	103,692
Pennsylvania, State University, Revenue Series B, 5.00%, 9/1/2033	600,000	633,273
		2,069,087
TENNESSEE — 1.2%
New Memphis Arena Public Building Authority Revenue 4.00%, 4/1/2030	530,000	462,471
TEXAS — 5.5%
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2027 (c)	1,000,000	1,069,524
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2027	260,000	278,152
New Hope, Cultural Education Facilities Corp. Revenue Series A-1, 5.50%, 1/1/2057	320,000	243,045
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027	215,000	226,398
Texas, State General Obligation 5.00%, 8/1/2026	250,000	257,857
		2,074,976
UTAH — 4.1%
City of Salt Lake City UT Airport Revenue Series A, 5.00%, 7/1/2024	815,000	833,388
Vineyard Redevelopment Agency:
5.00%, 5/1/2024 (c)	350,000	359,091
Security Description	Principal Amount	Value
5.00%, 5/1/2027 (c)	$325,000	$345,590
		1,538,069
VIRGINIA — 1.3%
Virginia Small Business Financing Authority Revenue:
5.00%, 6/30/2039	125,000	125,738
5.00%, 12/31/2039	355,000	357,095
		482,833
WASHINGTON — 1.1%
Port of Seattle WA Revenue Series A, 5.00%, 8/1/2033	230,000	252,064
Washington, State General Obligation Series A, 5.00%, 8/1/2029	150,000	159,208
		411,272
WISCONSIN — 4.3%
Public Finance Authority 6.00%, 6/15/2052	250,000	219,164
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 10/15/2027	350,000	373,767
5.00%, 10/15/2028	850,000	917,534
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	107,400
		1,617,865
TOTAL MUNICIPAL BONDS & NOTES (Cost $38,002,933)		33,581,756
	Shares
SHORT-TERM INVESTMENT — 10.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (d) (e) (Cost $4,096,001)	4,096,001	4,096,001
TOTAL INVESTMENTS — 100.0% (Cost $42,098,934)		37,677,757
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		5,723
NET ASSETS — 100.0%		$37,683,480

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.2%
Permanent School Fund Guaranteed	2.8%
National Public Finance Guaranty Corp.	0.3%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
UT	Unlimited Tax
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$33,581,756	$—	$33,581,756
Short-Term Investment	4,096,001	—	—	4,096,001
TOTAL INVESTMENTS	$4,096,001	$33,581,756	$—	$37,677,757

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,595,897	$1,595,897	$5,849,492	$3,349,388	$—	$—	4,096,001	$4,096,001	$8,532
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
ARIZONA — 0.7%
City of Phoenix Civic Improvement Corp. Series D, Class D, 5.00%, 7/1/2030	$215,000	$227,380
ARKANSAS — 1.6%
Bentonville School District No. 6 Series F, 5.00%, 6/1/2025	480,000	499,867
CALIFORNIA — 11.3%
California Health Facilities Financing Authority Series A-1, Class A1, 5.00%, 11/1/2027	200,000	217,071
California, State General Obligation:
4.00%, 11/1/2026	750,000	772,102
5.00%, 8/1/2024	100,000	103,359
5.00%, 3/1/2027	120,000	125,116
Compton Unified School District Series B, Class B, Build America Mutual Assurance Company, 4.00%, 6/1/2032 (a)	175,000	178,132
Folsom Ranch Financing Authority Revenue 5.00%, 9/1/2029	145,000	151,489
Hartnell Community College District/CA Series B, 4.00%, 8/1/2034	215,000	215,313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series A, 5.00%, 7/1/2025	125,000	131,193
Los Angeles Department of Water & Power Power System Revenue Series A, 5.00%, 7/1/2028	250,000	272,267
Orange County Community Facilities District Series A, 5.00%, 8/15/2052	200,000	191,799
San Francisco Bay Area Rapid Transit District, General Obligations Class B1, 5.00%, 8/1/2028	400,000	440,571
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Class D, 5.00%, 5/1/2025	375,000	391,206
San Francisco Unified School District, General Obligations 4.00%, 6/15/2026	185,000	190,132
San Mateo Foster City Public Financing Authority, Revenue 4.00%, 8/1/2035	175,000	177,273
		3,557,023
Security Description	Principal Amount	Value
COLORADO — 2.3%
Colorado Health Facilities Authority Revenue Series A, 5.00%, 1/1/2025	$300,000	$310,455
Regional Transportation District Revenue Series A, Class A, 5.00%, 7/15/2027	400,000	408,975
		719,430
CONNECTICUT — 5.5%
State of Connecticut, General Obligation Series E, 5.00%, 10/15/2029	500,000	530,507
State of Connecticut, Special Tax Revenue:
Series A, Class A, 5.00%, 5/1/2027	300,000	320,445
Series B, Class B, 5.00%, 10/1/2026	440,000	467,065
University of Connecticut Revenue Series A, Class A, 5.00%, 4/15/2026	380,000	401,190
		1,719,207
DELAWARE — 1.6%
Delaware Municipal Electric Corp. Revenue 5.00%, 7/1/2030	300,000	329,956
Delaware Transportation Authority Revenue 3.25%, 7/1/2025	180,000	180,027
		509,983
DISTRICT OF COLUMBIA — 3.1%
District of Columbia Revenue Class A, 5.00%, 8/31/2026	700,000	719,468
Washington Metropolitan Area Transit Authority Revenue 5.00%, 7/1/2024	250,000	257,218
		976,686
FLORIDA — 8.6%
City of Gainesville FL Utilities System Revenue Series A, 5.00%, 10/1/2025	290,000	304,495
City of Pompano Beach, FL , Revenue 3.50%, 9/1/2030	250,000	224,226
County of Miami-Dade FL Aviation Revenue Series A, Class A, 5.00%, 10/1/2024	370,000	381,913
Florida Development Finance Corp. 7.25%, 7/1/2057 (b) (c)	300,000	292,814
Florida Development Finance Corp. Revenue:
4.00%, 11/15/2034	385,000	358,856

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, Class A, 4.00%, 6/15/2042	$500,000	$417,359
Miami-Dade County Expressway Authority Revenue Series A, Class A, 5.00%, 7/1/2025	100,000	102,392
Orlando Utilities Commission Revenue Revenue Series A, 5.00%, 10/1/2027	150,000	161,327
Palm Beach County Health Facilities Authority Revenue 5.00%, 11/15/2032	100,000	101,554
Somerset Community Development District:
4.00%, 5/1/2032	200,000	184,714
4.20%, 5/1/2037	200,000	179,656
		2,709,306
ILLINOIS — 4.5%
Chicago, IL, O'Hare International Airport Revenue 5.00%, 1/1/2034	400,000	412,089
Illinois Finance Authority, Water Revenue 5.00%, 7/1/2036	270,000	293,889
Illinois State Toll Highway Authority Revenue Series B, 5.00%, 1/1/2027	140,000	149,088
Mount Prospect Park District, General Obligation:
Series A, Class A, 5.00%, 11/1/2028	120,000	127,835
Series A, Class A, 5.00%, 11/1/2031	280,000	302,825
State of Illinois, General Obligation 5.50%, 1/1/2028	130,000	135,954
		1,421,680
IOWA — 0.9%
Iowa Finance Authority Revenue 4.00%, 12/1/2050 (c)	300,000	272,072
MAINE — 0.3%
City of Auburn ME 5.00%, 9/1/2024	100,000	103,467
MARYLAND — 4.7%
County of Montgomery MD, General Obligation Series B, Class B, 4.00%, 11/1/2028	125,000	129,596
Maryland Economic Development Corp.Revenue Series B, Class B, 5.00%, 12/31/2036	425,000	426,082
Maryland, State General Obligation Series B, Class B, 5.00%, 8/1/2027	400,000	432,262
Security Description	Principal Amount	Value
State of Maryland Department of Transportation Revenue 5.00%, 10/1/2028	$285,000	$307,875
Washington Suburban Sanitary Commission Revenue 5.00%, 6/1/2027	150,000	161,726
		1,457,541
MASSACHUSETTS — 2.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A, 5.00%, 7/1/2025	350,000	366,590
Massachusetts Development Finance Agency Revenue Series A-2, 5.00%, 7/1/2027	250,000	266,112
		632,702
MINNESOTA — 3.4%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority Revenue Class A, 5.00%, 11/15/2026	330,000	348,765
Hopkins Independent School District No 270/MN, Genaral Obligation Series A, Class A, 4.00%, 2/1/2027	400,000	409,633
Minneapolis, St. Paul Metropolitan Airports Commission Revenue Series B, 5.00%, 1/1/2034	300,000	309,066
		1,067,464
NEW JERSEY — 2.9%
Hudson County Improvement Authority Revenue 3.00%, 10/1/2034	100,000	84,305
New Jersey Economic Development Authority Revenue:
Series MMM, 5.00%, 6/15/2033	180,000	183,793
Series QQQ, 5.00%, 6/15/2033	275,000	281,462
State of New Jersey Series A, Class A, 5.00%, 6/1/2027	330,000	350,214
		899,774
NEW YORK — 10.1%
City of New York NY Series A, 5.00%, 8/1/2025	105,000	109,886
Hudson Yards Infrastructure Corp. Series A, 5.00%, 2/15/2030	300,000	317,485
Metropolitan Transportation Authority Revenue Series E, Class E, 3.50%, 11/15/2032	230,000	205,324
New York City Transitional Finance Authority Building Aid Revenue Series S1A, Class A, 5.00%, 7/15/2038	475,000	499,004

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue 5.00%, 10/1/2025	$500,000	$528,064
New York Transportation Development Corp. Revenue 5.00%, 12/1/2037	300,000	291,280
New York Transportation Development Corp. Revenue 5.00%, 12/1/2036	250,000	243,478
New York, NY, Dormitory Authority, Sales Tax Revenue Series C, Class C, 5.00%, 3/15/2025	295,000	307,658
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2025	630,000	659,910
		3,162,089
NORTH CAROLINA — 5.1%
City of Charlotte NC Water & Sewer System Revenue 4.00%, 7/1/2035	800,000	801,704
County of Wake NC, Revenue Series A, Class A, 5.00%, 8/1/2026	185,000	196,561
Raleigh Durham Airport Authority Revenue Series B, Class B, 5.00%, 5/1/2027	550,000	585,803
		1,584,068
OHIO — 3.9%
American Municipal Power, Inc. Class A, 5.00%, 2/15/2027	500,000	532,040
Ohio, State General Obligation Series A, Class A, 5.00%, 5/1/2025	670,000	700,475
		1,232,515
OKLAHOMA — 2.4%
Carter County Public Facilities Authority Revenue 5.00%, 9/1/2028	200,000	206,340
Muskogee Industrial Trust Revenue 4.00%, 9/1/2032	100,000	96,551
Norman Regional Hospital Authority Revenue 4.00%, 9/1/2037	230,000	196,875
Oklahoma County Finance Authority Revenue 4.00%, 12/1/2027	250,000	253,016
		752,782
OREGON — 1.3%
Port of Portland OR Airport Revenue Series A, 5.00%, 7/1/2031	380,000	415,374
Security Description	Principal Amount	Value
PENNSYLVANIA — 4.2%
Central Bucks School District, General Obligation 5.00%, 5/15/2025	$270,000	$282,175
Commonwealth of Pennsylvania, General Obligation 2nd Series, 5.00%, 9/15/2023	500,000	508,325
Pennsylvania Turnpike Commission Revenue 5.00%, 6/1/2027	500,000	522,520
		1,313,020
RHODE ISLAND — 1.7%
Rhode Island Turnpike & Bridge Authority Revenue Series A, Class A, 5.00%, 10/1/2029	500,000	519,573
TEXAS — 6.0%
Bexar County, TX, General Obligation 4.00%, 6/15/2034	825,000	841,945
City of Garland TX Electric Utility System Revenue 5.00%, 3/1/2024	300,000	307,049
County of Williamson, TX , General Obligation 5.00%, 2/15/2028	155,000	167,940
Love Field Airport Modernization Corp. Revenue 5.00%, 11/1/2034	105,000	106,003
University of Texas, Revenue Series B, 5.00%, 8/15/2029	425,000	467,813
		1,890,750
VIRGINIA — 0.4%
Hampton Roads Transportation Accountability Commission Revenue Series A, Class A, 5.00%, 7/1/2026	125,000	132,025
WASHINGTON — 6.4%
Central Puget Sound, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2045	105,000	110,570
Energy Northwest, WA, Revenue Series A, Class A, 5.00%, 7/1/2028	750,000	815,229
King County Public Hospital District No 1 5.00%, 12/1/2036	590,000	607,503
Port of Seattle WA, Revenue Series B, 5.00%, 6/1/2034	200,000	216,522
State of Washington, General Obligation Series A, 5.00%, 8/1/2033	250,000	265,790
		2,015,614

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 2.7%
Public Finance Authority Revenue Series A, Class A, 4.00%, 11/15/2037	$600,000	$531,014
State of Wisconsin Revenue Series A, Class A, 5.00%, 5/1/2025	300,000	312,814
		843,828
TOTAL MUNICIPAL BONDS & NOTES (Cost $32,203,868)		30,635,220
	Shares
SHORT-TERM INVESTMENT — 2.5%
State Street ESG Liquid Reserves Fund, Premier Class 2.99% (d) (e) (Cost $785,179)	785,192	785,506
TOTAL INVESTMENTS — 100.1% (Cost $32,989,047)		31,420,726
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(31,432)
NET ASSETS — 100.0%		$31,389,294
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Company	0.6%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$30,635,220	$—	$30,635,220
Short-Term Investment	785,506	—	—	785,506
TOTAL INVESTMENTS	$785,506	$30,635,220	$—	$31,420,726

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,543,320	$1,543,320	$268,920	$1,027,274	$244	$296	785,192	$785,506	$4,723
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 55.9%
AUSTRALIA — 0.6%
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	$72,000	$63,670
6.13%, 4/15/2032 (a)	10,000	8,587
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	12,000	11,245
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	10,000	9,625
8.13%, 5/1/2027 (a)	63,000	61,793
		154,920
BRAZIL — 0.0% (b)
MercadoLibre, Inc. 2.00%, 8/15/2028	4,000	7,923
CANADA — 1.1%
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	17,000	18,021
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	24,000	21,216
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	34,000	34,181
Bombardier, Inc. 6.00%, 2/15/2028 (a)	43,000	36,071
Garda World Security Corp. 9.50%, 11/1/2027 (a)	22,000	19,308
MEG Energy Corp. 7.13%, 2/1/2027 (a)	32,000	32,491
Methanex Corp. 5.65%, 12/1/2044	22,000	14,875
Parkland Corp. 4.50%, 10/1/2029 (a)	29,000	23,560
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	55,000	46,815
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	34,000	27,024
Tervita Corp. 11.00%, 12/1/2025 (a)	37,000	40,053
		313,615
CHINA — 0.5%
Alibaba Group Holding, Ltd. 3.15%, 2/9/2051	159,000	93,256
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	54,000	48,428
		141,684
FINLAND — 0.2%
Nokia Oyj 6.63%, 5/15/2039	46,000	42,588
Security Description	Principal Amount	Value
FRANCE — 1.0%
BNP Paribas SA 5 Year CMT + 4.90%, 7.75%, 8/16/2029 (a) (c)	$200,000	$185,288
Credit Agricole SA 5 Year CMT + 3.24%, 4.75%, 3/23/2029 (a) (c)	144,000	99,111
		284,399
GERMANY — 0.3%
Deutsche Bank AG SOFR + 1.72%, 3.04%, 5/28/2032 (c)	110,000	78,959
HONG KONG — 0.2%
Seaspan Corp. 5.50%, 8/1/2029 (a)	55,000	42,472
IRELAND — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	110,000	82,973
Bank of Ireland Group PLC:
1 year CMT + 2.65%, 6.25%, 9/16/2026 (a) (c)	200,000	195,794
VRN, 1 year CMT + 1.10%, 2.03%, 9/30/2027 (a) (c)	144,000	118,822
		397,589
ITALY — 2.1%
Enel Finance International NV 5.50%, 6/15/2052 (a)	144,000	113,451
Intesa Sanpaolo SpA 1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	296,000	178,097
Telecom Italia Capital SA:
7.20%, 7/18/2036	39,000	30,551
7.72%, 6/4/2038	15,000	11,998
UniCredit SpA 5 Year USD ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	296,000	252,225
		586,322
JAPAN — 1.4%
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	200,000	197,310
NTT Finance Corp. 4.14%, 7/26/2024 (a)	200,000	197,414
		394,724
LUXEMBOURG — 0.2%
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	57,000	48,446
NETHERLANDS — 0.4%
ING Groep NV SOFR + 2.07%, 4.25%, 3/28/2033 (c)	144,000	122,296

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
SPAIN — 1.4%
Banco Santander SA:
5.29%, 8/18/2027	$200,000	$188,956
VRN, 5 Year USD ISDA + 4.99%, 7.50%, 2/8/2024 (c)	200,000	186,000
		374,956
UNITED KINGDOM — 1.4%
Barclays PLC:
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	144,000	104,208
5 Year CMT + 3.41%, 4.38%, 3/15/2028 (c)	144,000	89,603
HSBC Holdings PLC 5 Year USD ISDA + 3.75%, 6.00%, 5/22/2027 (c)	144,000	118,817
TechnipFMC PLC 6.50%, 2/1/2026 (a)	60,000	57,583
		370,211
UNITED STATES — 43.7%
Academy, Ltd. 6.00%, 11/15/2027 (a)	10,000	9,120
AdaptHealth LLC 4.63%, 8/1/2029 (a)	50,000	40,069
ADT Security Corp. 4.88%, 7/15/2032 (a)	58,000	46,843
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	45,000	40,616
Airbnb, Inc. Zero Coupon, 3/15/2026	12,000	9,955
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	40,000	30,492
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 2/15/2023 (a)	104,000	103,074
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	44,000	42,803
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	44,000	36,229
Amazon.com, Inc. 3.10%, 5/12/2051	105,000	73,357
American International Group, Inc. Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	22,000	20,350
American Tower Corp. 2.30%, 9/15/2031	110,000	82,152
Ameriprise Financial, Inc. 4.50%, 5/13/2032	54,000	50,822
Amgen, Inc. 4.20%, 3/1/2033	110,000	99,664
Security Description	Principal Amount	Value
Antero Resources Corp. 8.38%, 7/15/2026 (a)	$77,000	$81,412
Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/2032	115,000	110,265
Apple, Inc. 3.95%, 8/8/2052	105,000	87,542
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	35,000	34,291
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	27,000	20,754
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	17,000	17,007
Artera Services LLC 9.03%, 12/4/2025 (a)	39,000	31,401
Ashland LLC 3.38%, 9/1/2031 (a)	56,000	43,305
AT&T, Inc.:
3.55%, 9/15/2055	54,000	35,461
3.65%, 9/15/2059	71,000	46,096
3.80%, 12/1/2057	7,000	4,736
Athene Global Funding 2.65%, 10/4/2031 (a)	110,000	82,936
Atkore, Inc. 4.25%, 6/1/2031 (a)	68,000	54,390
AutoZone, Inc. 4.75%, 8/1/2032	100,000	93,766
Avnet, Inc. 5.50%, 6/1/2032	112,000	101,829
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	188,000	154,196
Bank of America Corp.:
SOFR + 1.33%, 4.30%, 4/2/2026 (c)	100,000	99,365
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	155,000	144,195
Bath & Body Works, Inc.:
6.75%, 7/1/2036	12,000	9,887
7.50%, 6/15/2029	10,000	9,150
BGC Partners, Inc. 4.38%, 12/15/2025	27,000	25,210
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	149,000	131,260
BlackRock, Inc. 2.10%, 2/25/2032	78,000	59,772
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	115,000	85,172
Blackstone Private Credit Fund:
2.35%, 11/22/2024	110,000	100,338
2.63%, 12/15/2026	161,000	132,379
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	110,000	95,010
2.85%, 9/30/2028	56,000	42,470

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Finance LLC 4.13%, 10/7/2051 (a)	$110,000	$63,170
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	39,000	30,700
Boeing Co. 5.71%, 5/1/2040	105,000	91,660
Booking Holdings, Inc. 0.75%, 5/1/2025	10,000	12,028
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	44,000	39,042
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	249,000	167,933
4.15%, 4/15/2032 (a)	56,000	47,117
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	74,000	62,886
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	36,000	26,666
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	41,000	31,452
Calpine Corp. 5.13%, 3/15/2028 (a)	58,000	50,155
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 8.13%, 1/15/2027 (a)	25,000	23,161
Carpenter Technology Corp. 7.63%, 3/15/2030	51,000	49,329
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	10,000	7,614
Caterpillar Financial Services Corp. 3.65%, 8/12/2025	105,000	102,149
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	105,000	83,059
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	18,000	17,920
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%, 6/1/2052	105,000	65,513
Citigroup, Inc. 4.65%, 7/23/2048	83,000	67,405
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	72,000	65,385
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)	34,000	32,495
CMG Media Corp. 8.88%, 12/15/2027 (a)	27,000	20,634
Colgate Energy Partners III LLC 7.75%, 2/15/2026 (a)	45,000	44,559
Commercial Metals Co. 4.38%, 3/15/2032	67,000	52,934
Security Description	Principal Amount	Value
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	$50,000	$44,383
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	39,000	31,069
Constellation Brands, Inc. 4.75%, 5/9/2032	100,000	93,643
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	73,000	62,387
CoreCivic, Inc. 8.25%, 4/15/2026	68,000	67,784
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	21,000	11,846
Corporate Office Properties L.P. 2.75%, 4/15/2031	22,000	16,284
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	39,000	33,337
CPI CG, Inc. 8.63%, 3/15/2026 (a)	30,000	28,125
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	30,000	26,989
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	75,000	61,697
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	40,000	36,157
CVS Health Corp. 5.05%, 3/25/2048	83,000	73,067
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	75,000	70,913
Datadog, Inc. 0.13%, 6/15/2025	5,000	5,957
DaVita, Inc. 4.63%, 6/1/2030 (a)	39,000	30,076
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	22,000	19,313
Dell International LLC/EMC Corp. 8.35%, 7/15/2046	18,000	19,491
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	97,000	83,815
Domtar Corp. 6.75%, 10/1/2028 (a)	65,000	50,053
DPL, Inc. 4.35%, 4/15/2029	75,000	62,700
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	34,618
Embarq Corp. 8.00%, 6/1/2036	35,000	17,502
Embecta Corp. 5.00%, 2/15/2030 (a)	15,000	12,885
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	34,000	32,651

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	$34,000	$31,407
EnLink Midstream LLC:
5.38%, 6/1/2029	10,000	9,163
5.63%, 1/15/2028 (a)	63,000	59,226
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	73,000	67,563
Enphase Energy, Inc. 0.01%, 3/1/2028	7,000	8,341
Enstar Group, Ltd. 3.10%, 9/1/2031	27,000	19,053
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	39,000	36,948
EQT Corp. 1.75%, 5/1/2026	6,000	16,561
Equifax, Inc. 5.10%, 12/15/2027	90,000	87,232
Expedia Group, Inc. Zero Coupon, 2/15/2026	7,000	6,105
Fidelity National Financial, Inc. 2.45%, 3/15/2031	39,000	29,107
FirstEnergy Corp. Series C, 5.35%, 7/15/2047	29,000	24,467
Fluor Corp. 4.25%, 9/15/2028	70,000	60,892
Ford Motor Co. 7.40%, 11/1/2046	22,000	20,085
Frontier Communications Holdings LLC 6.00%, 1/15/2030 (a)	12,000	9,430
Frontier Florida LLC Series E, 6.86%, 2/1/2028	10,000	9,234
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	17,000	15,292
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	50,000	39,497
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	39,000	29,920
General Motors Co. 5.60%, 10/15/2032	105,000	93,659
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	22,000	20,617
5.00%, 4/9/2027	83,000	78,698
Series C, 5 Year CMT + 5.00%, 5.70%, 9/30/2030 (c)	93,000	80,076
Georgia Power Co. 5.13%, 5/15/2052	100,000	90,353
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	39,000	32,774
Global Payments, Inc. 5.40%, 8/15/2032	45,000	41,718
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$232,000	$156,735
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	105,000	72,736
Goodyear Tire & Rubber Co. 5.63%, 4/30/2033	24,000	19,179
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	34,000	21,410
Hertz Corp. 5.00%, 12/1/2029 (a)	34,000	25,291
Hexcel Corp. 4.95%, 8/15/2025	30,000	29,459
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	51,000	47,078
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	39,000	27,825
Howmet Aerospace, Inc.:
5.95%, 2/1/2037	34,000	30,780
6.75%, 1/15/2028	34,000	33,830
HP, Inc. 5.50%, 1/15/2033	20,000	17,738
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	46,000	42,492
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	34,000	27,801
Intercontinental Exchange, Inc. 4.95%, 6/15/2052	49,000	43,436
International Business Machines Corp. 4.40%, 7/27/2032	100,000	92,242
Iron Mountain, Inc. 5.63%, 7/15/2032 (a)	48,000	38,382
Jackson Financial, Inc. 3.13%, 11/23/2031	71,000	53,875
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	95,000	65,049
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	164,000	154,258
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	100,000	92,353
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	75,000	70,862
Kinder Morgan, Inc. COR, 4.80%, 2/1/2033	105,000	94,209
KKR Group Finance Co. XII LLC 4.85%, 5/17/2032 (a)	34,000	31,284
Kohl's Corp. 3.38%, 5/1/2031	65,000	39,971
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/1/2025 (a)	44,000	40,482

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc. 3.63%, 1/15/2029 (a)	$72,000	$53,353
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	120,000	78,146
4.57%, 2/1/2029 (a)	45,000	41,388
Lowe's Cos., Inc. 2.80%, 9/15/2041	115,000	73,733
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	15,000	11,516
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	44,000	39,288
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	56,000	47,516
5.38%, 6/15/2029 (a)	10,000	7,435
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	12,000	7,861
5.88%, 4/1/2029 (a)	53,000	42,539
Micron Technology, Inc. 3.37%, 11/1/2041	73,000	46,765
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	34,000	27,148
MongoDB, Inc. 0.25%, 1/15/2026	14,000	16,322
Moody's Corp. 2.00%, 8/19/2031	71,000	54,219
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	115,000	82,406
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	110,000	102,285
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	45,000	39,264
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	53,000	39,904
MPLX L.P. 4.95%, 9/1/2032	75,000	68,153
Murphy Oil Corp.:
6.13%, 12/1/2042	15,000	11,925
6.38%, 7/15/2028	61,000	57,632
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	44,000	35,320
4.75%, 9/15/2029	31,000	27,641
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	22,000	18,694
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	115,000	78,425
COR, 4.13%, 10/1/2027 (a)	150,000	145,486
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	81,000	76,701
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	60,000	59,125
NextEra Energy Operating Partners L.P. 4.50%, 9/15/2027 (a)	77,000	70,339
Security Description	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	$42,000	$41,399
Nordstrom, Inc. 6.95%, 3/15/2028	75,000	68,066
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	74,000	65,166
Occidental Petroleum Corp. 7.95%, 6/15/2039	37,000	41,441
OI European Group B.V. 4.75%, 2/15/2030 (a)	56,000	44,579
Olin Corp. 5.00%, 2/1/2030	10,000	8,358
OWL Rock Core Income Corp. 5.50%, 3/21/2025	100,000	94,283
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	15,000	11,255
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	51,000	42,217
PayPal Holdings, Inc. 5.05%, 6/1/2052	53,000	47,077
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	61,000	58,259
6.00%, 2/15/2028	15,000	12,946
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	34,000	32,076
PepsiCo, Inc. COR, 4.20%, 7/18/2052	20,000	17,711
PG&E Corp. 5.25%, 7/1/2030	34,000	28,982
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	41,000	35,903
Phillips 66 3.30%, 3/15/2052	54,000	35,449
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	34,000	21,769
Pike Corp. 5.50%, 9/1/2028 (a)	30,000	24,303
Pilgrim's Pride Corp. 4.25%, 4/15/2031 (a)	11,000	8,824
Pioneer Natural Resources Co. 0.25%, 5/15/2025	5,000	10,853
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	34,000	28,489
PRA Group, Inc. 5.00%, 10/1/2029 (a)	56,000	45,480
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	45,000	40,167
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 4/15/2026 (a)	17,000	15,993
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	5,000	4,916
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (c)	100,000	93,835

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Storage 2.25%, 11/9/2031	$54,000	$42,568
Pure Storage, Inc. 0.13%, 4/15/2023	10,000	11,308
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	53,000	49,508
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	29,000	25,951
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	40,000	34,362
6.88%, 4/15/2040 (a)	24,000	19,572
Royal Caribbean Cruises, Ltd. 11.63%, 8/15/2027 (a)	85,000	77,466
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	10,000	16,723
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	16,000	12,769
Seagate HDD Cayman 5.75%, 12/1/2034	58,000	46,176
Sealed Air Corp. 6.88%, 7/15/2033 (a)	44,000	42,048
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	41,000	37,327
Sempra Energy 3.70%, 4/1/2029	27,000	24,126
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	17,000	14,086
5.50%, 3/1/2030 (a)	12,000	8,640
Southwest Airlines Co. 1.25%, 5/1/2025	10,000	11,449
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	24,000	15,444
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	39,000	28,175
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	39,000	31,740
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	39,000	29,819
Starwood Property Trust, Inc. 3.63%, 7/15/2026 (a)	29,000	24,652
Stellantis Finance US, Inc. COR, 5.63%, 1/12/2028 (a)	200,000	193,032
Stem, Inc. 0.50%, 12/1/2028 (a)	15,000	11,155
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	34,000	30,387
Sunrun, Inc. 0.01%, 2/1/2026	27,000	19,208
Switch, Ltd. 4.13%, 6/15/2029 (a)	44,000	43,684
Sylvamo Corp. 7.00%, 9/1/2029 (a)	39,000	33,512
Security Description	Principal Amount	Value
Synchrony Financial 4.88%, 6/13/2025	$71,000	$68,578
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 5.50%, 1/15/2028 (a)	75,000	64,131
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	31,000	22,686
4.00%, 4/15/2029 (a)	44,000	35,041
Tenneco, Inc. 7.88%, 1/15/2029 (a)	56,000	55,464
Titan International, Inc. 7.00%, 4/30/2028	39,000	35,438
T-Mobile USA, Inc. 5.65%, 1/15/2053	135,000	127,761
Toledo Hospital 6.02%, 11/15/2048	35,000	23,399
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	34,000	31,178
TreeHouse Foods, Inc. 4.00%, 9/1/2028	27,000	21,562
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	10,000	7,655
Uber Technologies, Inc. Zero Coupon, 12/15/2025	7,000	5,801
Urban One, Inc. 7.38%, 2/1/2028 (a)	41,000	34,836
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	39,000	32,757
Verizon Communications, Inc.:
2.85%, 9/3/2041	29,000	19,234
3.55%, 3/22/2051	76,000	53,664
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	27,000	26,010
Viasat, Inc. 5.63%, 9/15/2025 (a)	41,000	31,853
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	51,000	38,527
Virginia Electric & Power Co. Series C, 4.63%, 5/15/2052	76,000	65,417
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	14,000	12,999
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	39,000	27,788
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	56,000	46,805
5.63%, 2/15/2027 (a)	39,000	36,524
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	22,000	19,085
Warnermedia Holdings, Inc. 5.14%, 3/15/2052 (a)	54,000	39,240
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	53,000	51,582
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	27,000	24,642

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co. SOFR + 1.32%, 3.91%, 4/25/2026 (c)	$139,000	$132,860
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	79,000	77,753
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	29,000	26,048
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	22,000	18,178
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	40,000	33,198
Wolfspeed, Inc. 0.25%, 2/15/2028 (a)	10,000	10,526
Zscaler, Inc. 0.13%, 7/1/2025	9,000	11,554
		12,032,010
TOTAL CORPORATE BONDS & NOTES (Cost $18,179,312)		15,393,114
ASSET-BACKED SECURITIES — 4.6%
CBAM 2018-6, Ltd. Series 2018-6A, Class B2R, ABS, 3 Month SOFR + 2.36%, 4.69%, 1/15/2031 (a) (c)	255,000	246,509
Hayfin US XII, Ltd. Series 2018-8A, Class B, ABS, 3 Month USD LIBOR + 1.48%, 4.19%, 4/20/2031 (a) (c)	250,000	235,825
Magnetite XVI, Ltd. Series 2015-16A, Class DR, ABS, 3 Month USD LIBOR + 2.15%, 4.89%, 1/18/2028 (a) (c)	250,000	230,374
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	556,829
TOTAL ASSET-BACKED SECURITIES (Cost $1,351,590)		1,269,537
	Shares
CONVERTIBLE BONDS — 0.2%
UNITED STATES — 0.2%
Cloudflare, Inc.	53,000	41,443
Liberty Media Corp.-Liberty Formula One (a)	25,000	23,265
		64,708
TOTAL CONVERTIBLE BONDS (Cost $74,143)		64,708
Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
AES Corp.	109	$9,632
NextEra Energy, Inc.	264	12,820
		22,452
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,891)		22,452

PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
American Electric Power Co., Inc., 6.13%	192	9,504
Danaher Corp., 5.00%	9	12,128
Elanco Animal Health, Inc., 5.00%	51	1,066
NiSource, Inc., 7.75%	91	9,154
		31,852
TOTAL PREFERRED STOCKS (Cost $37,210)		31,852
	Principal Amount
SENIOR FLOATING RATE LOANS — 19.9%
ADVERTISING SERVICES — 0.6%
CMG Media Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 12/17/2026 (c)	$148,116	139,106
Summer Holdco B SARL, Senior Secured 2021 USD Term Loan B2, 3 Month USD LIBOR + 4.50%, 8.17%, 12/4/2026 (c)	35,150	33,217
		172,323
AIRLINES — 1.4%
American Airlines, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 7.46%, 4/20/2028 (c)	110,000	106,865
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 6.46%, 10/20/2027 (c)	108,000	108,582
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.53%, 4/21/2028 (c)	189,133	181,319
		396,766

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.6%
USI, Inc., Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 2.75%, 6.42%, 5/16/2024 (c)	$161,791	$157,864
BEVERAGES — 0.2%
City Brewing Company, LLC, Senior Secured Closing Date Term Loan, 1 Month USD LIBOR + 3.50%, 6.18%, 4/5/2028 (c)	55,799	43,988
BROADCAST SERV/PROGRAM — 1.1%
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 5.68%, 5/1/2026 (c)	326,407	316,326
BUILDING PRODUCTS — 0.3%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.25%, 7.13%, 5/17/2028 (c)	60,189	44,983
Oscar Acquisitionco LLC, Senior Secured Term Loan B, 3 Month USD SOFR CME + 4.50%, 8.15%, 4/29/2029 (c)	31,000	28,559
		73,542
CHEMICALS — 1.1%
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 6/30/2027 (c)	112,753	102,535
Ineos Finance PLC, Senior Secured 2021 EUR Term Loan B, 1 Month USD EURIBOR + 2.75%, 3.44%, 11/8/2028 (c)	EUR37,450	32,698
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 1 Month USD SOFR + 3.50%, 6.65%, 10/15/2028 (c)	$110,930	103,373
Olympus Water US Holding Corporation, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 7.44%, 11/9/2028 (c)	55,195	50,521
		289,127
COMMERCIAL SERVICES — 0.4%
Albion Financing 3 SARL, Senior Secured USD Term Loan, 3 Month USD LIBOR + 5.25%, 8.01%, 8/17/2026 (c)	105,159	100,208
Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 0.6%
McGraw-Hill Global Education Holdings, LLC, Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 4.75%, 7.82%, 7/28/2028 (c)	$133,877	$123,795
Prime Security Services Borrower, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 5.30%, 9/23/2026 (c)	47,454	46,071
		169,866
COMMUNICATIONS EQUIPMENT — 0.6%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 4/6/2026 (c)	184,535	170,925
CONTAINERS & PACKAGING — 0.4%
Graham Packaging Company, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 6.12%, 8/4/2027 (c)	118,496	113,217
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 12/11/2028 (c)	94,459	87,469
DIVERSIFIED FINANCIAL SERVICES — 0.4%
DirecTV Financing, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 8.12%, 8/2/2027 (c)	128,618	120,138
ELECTRICAL EQUIPMENT — 0.3%
Gates Global, LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.62%, 3/31/2027 (c)	76,925	74,051
ENERGY EQUIPMENT & SERVICES — 0.5%
Carnival Corporation, Senior Secured USD Term Loan B, 6 Month USD LIBOR + 3.00%, 5.88%, 6/30/2025 (c)	142,641	130,517
ENERGY-ALTERNATE SOURCES — 0.4%
Array Technologies, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 6.21%, 10/14/2027 (c)	118,426	111,913

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
FINANCE-CREDIT CARD — 0.1%
Paysafe Holdings (US) Corp., Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 5.87%, 6/28/2028 (c)	$43,689	$38,337
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Agiliti Health, Inc, Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 2.75%, 5.38%, 1/4/2026 (c)	58,523	56,767
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 6.37%, 9/29/2028 (c)	297,000	285,955
Medline Borrower, LP, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 10/23/2028 (c)	222,809	205,297
		548,019
HOTELS, RESTAURANTS & LEISURE — 1.4%
Caesars Resort Collection, LLC, Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 5.87%, 12/23/2024 (c)	387,002	378,737
INSURANCE — 1.1%
Amynta Agency Borrower, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.62%, 2/28/2025 (c)	103,915	101,155
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 12/31/2025 (c)	220,614	209,491
		310,646
INTERNET & CATALOG RETAIL — 0.6%
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 3 Month USD LIBOR + 3.50%, 6.57%, 4/4/2025 (c)	160,060	157,043
INTERNET & TELECOM — 0.3%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 6.37%, 12/6/2027 (c)	103,417	93,431
Security Description	Principal Amount	Value
IT SERVICES — 0.7%
Conduent Business Services, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 7.37%, 10/16/2028 (c)	$143,996	$138,731
CoreLogic, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.63%, 6/2/2028 (c)	62,422	47,285
		186,016
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 5.37%, 11/8/2027 (c)	37,444	36,549
MACHINERY-CONSTRUCTION & MINING — 0.2%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 6.31%, 8/21/2026 (c)	61,503	55,122
MEDIA — 0.4%
MH Sub I, LLC, Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.87%, 9/13/2024 (c)	110,036	105,179
PHARMACEUTICALS — 0.3%
Jazz Financing Lux SARL, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 6.62%, 5/5/2028 (c)	93,526	90,578
PROFESSIONAL SERVICES — 0.9%
Dun & Bradstreet Corp., Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 6.33%, 2/6/2026 (c)	126,673	122,762
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 6.32%, 8/31/2028 (c)	133,988	126,153
		248,915
RETAIL-BUILDING PRODUCTS — 0.3%
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 5.53%, 12/28/2027 (c)	89,097	76,067

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp., Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.87%, 2/5/2025 (c)	$120,620	$116,831
SOFTWARE — 1.1%
Camelot U.S. Acquisition LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 6.12%, 10/30/2026 (c)	142,322	138,080
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 6.12%, 4/24/2028 (c)	59,151	55,569
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 6.62%, 12/17/2027 (c)	45,681	41,018
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 6.62%, 12/17/2027 (c)	72,819	65,385
		300,052
SPECIALTY RETAIL — 0.4%
At Home Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 6.28%, 7/24/2028 (c)	53,724	41,710
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 7.92%, 4/15/2028 (c)	74,002	59,942
		101,652
TRANSPORTATION INFRASTRUCTURE — 0.1%
First Student Bidco, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 6.64%, 7/21/2028 (c)	18,845	17,493
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.18%, 2/10/2028 (c)	100,099	85,084
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,847,537)		5,473,991
Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	$100,000	$95,707
	Shares
SHORT-TERM INVESTMENTS — 13.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (d) (e)	3,822,240	3,822,240
TOTAL INVESTMENTS — 95.1% (Cost $29,435,923)		26,173,601
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.9%		1,355,061
NET ASSETS — 100.0%		$27,528,662
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.4% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
ABS	Asset-Backed Security
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia Sydney	EUR85,000	USD85,471	10/17/2022	$2,128
Commonwealth Bank of Australia Sydney	EUR17,000	USD16,563	10/17/2022	(106)
Total				$2,022

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond Futures (long)	7	12/20/2022	$976,577	$959,000	$(17,577)
5 Yr. U.S. Treasury Note Futures (long)	16	12/30/2022	1,764,243	1,720,125	(44,118)
10 Yr. U.S. Treasury Ultra Futures (long)	49	12/20/2022	6,051,552	5,805,734	(245,818)
					$(307,513)
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	445	5.00%/ Quarterly	12/20/27	$18,476	$22,647	$(4,171)
Markit CDX North America High Yield Index	Intercontinental Exchange	505	5.00%/ Quarterly	12/20/27	20,968	26,205	(5,238)
Markit CDX North America High Yield Index	Intercontinental Exchange	500	5.00%/ Quarterly	12/20/27	20,760	25,896	(5,136)
							$(14,545)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$15,393,114	$—	$15,393,114
Asset-Backed Securities	—	1,269,537	—	1,269,537
Commercial Mortgage Backed Securities	—	95,707	—	95,707
Convertible Bonds	—	64,708	—	64,708
Convertible Preferred Stocks	22,452	—	—	22,452
Preferred Stocks	31,852	—	—	31,852
Senior Floating Rate Loans	—	5,473,991	—	5,473,991
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$3,822,240	$—	$—	$3,822,240
TOTAL INVESTMENTS	$3,876,544	$22,297,057	$—	$26,173,601
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	2,128	—	2,128
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$2,128	$—	$2,128
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,876,544	$22,299,185	$—	$26,175,729
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps(b)	—	(14,545)	—	(14,545)
Foreign Currency Exchange Contracts(a)	—	(106)	—	(106)
Futures Contracts(c)	(307,513)	—	—	(307,513)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(307,513)	$(14,651)	$—	$(322,164)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Credit Default Swaps are valued at unrealized appreciation (depreciation).
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,958,487	$1,958,487	$9,583,105	$7,719,352	$—	$—	3,822,240	$3,822,240	$10,668
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended September 30, 2022, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
During the period ended September 30, 2022, the SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts in order to reduce the currency deviation of the fund versus the Index.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2022 are disclosed in the Funds' respective Schedules of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's at www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.